   As filed with the Securities and Exchange Commission on October 30, 2001


                                             1933 Act Registration No. 33-66240
                                              1940 Act Registration No. 811-7892

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                          ------
  Pre-Effective Amendment No. --------

                                                                       ------
  Post-Effective Amendment No.   17                                          X

                          --------                                    ------

                                    and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

  Amendment No.    18                                                        X

            --------                                                  ------

                       (Check appropriate box or boxes.)

                          SHORT-TERM INVESTMENTS CO.
             -----------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

            11 Greenway Plaza, Suite 100, Houston, TX    77046-1173
           ---------------------------------------------------------
            (Address of Principal Executive Offices)     (Zip Code)

      Registrant's Telephone Number, including Area Code   (713) 626-1919
                                                          ----------------

                               Robert H. Graham
            11 Greenway Plaza, Suite 100, Houston, TX    77046-1173
          -----------------------------------------------------------
                    (Name and Address of Agent for Service)

                                   Copy to:

      Renee A. Friedli, Esquire                 Martha J. Hays, Esquire

         A I M Advisors, Inc.          Ballard Spahr Andrews & Ingersoll, LLP
     11 Greenway Plaza, Suite 100          1735 Market Street, 51st Floor
      Houston, Texas  77046-1173       Philadelphia, Pennsylvania  19103-7599

    Approximate Date of Proposed           As soon as practicable after the
         Public Offering:                  effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box)

    ------  immediately upon filing pursuant to paragraph (b)
    ------  on (date) pursuant to paragraph (b)

       X    60 days after filing pursuant to paragraph (a)(1)
    ------

    ------  on (date) pursuant to paragraph (a)(1)
    ------  75 days after filing pursuant to paragraph (a)(2)

    ------  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

    ______ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Common Stock

PRIME PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

CASH MANAGEMENT CLASS
Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

PROSPECTUS

JANUARY 1, 2002


                                 This prospectus contains important information about the Cash Management Class of the fund. Please read it before investing and keep it for future reference.

                                 As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                 There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                 An investment in the fund:
                                  . is not FDIC insured;
                                  . may lose value; and
                                  . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]          INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-1
Pricing of Shares                      A-2
Taxes                                  A-2

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invertia con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

 . securities issued by the U.S. Government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.


 The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Cash Management Class shares. The Cash Management Class shares are not subject to sales loads.

                                     YEAR            ANNUAL
                                     ENDED            TOTAL
                                 DECEMBER 31        RETURNS
                                  -----------        ------
                                     1995             5.95%
                                     1996             5.39%
                                     1997             5.54%
                                     1998             5.51%
                                     1999             5.12%
                                     2000            [   ]%

 The Cash Management Class shares' year-to-date total return as of
September 30, 2001 was [   %].

 During the periods shown in the bar chart, the highest quarterly return was [1.49%] (quarter ended [June 30, 1995]), and the lowest quarterly return was [1.29%] (quarter ended [December 31, 1998]).

PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                   SINCE  INCEPTION
December 31, 2000)     1 YEAR  5 YEARS INCEPTION   DATE
----------------------------------------------------------
Cash Management Class  [   %]   [   %]   [   %]  06/30/94
----------------------------------------------------------

Cash Management Class shares' seven-day yield on December 31, 2000 was [6.51%]. For the current seven-day yield, call (800) 877-7745.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                                 CASH
(fees paid directly from      MANAGEMENT
your investment)                CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                  None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)     None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                 CASH
(expenses that are deducted   MANAGEMENT
from fund assets)               CLASS
-----------------------------------------------------------
Management Fees(2)              0.15%

Distribution and/or Service
(12b-1) Fees                    0.10

Other Expenses                  0.04

Total Annual Fund
Operating Expenses              0.29

Fee Waivers(2,3)                0.08

Net Expenses(4)                 0.21
-----------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Restated to reflect current agreements effective January 1, 2002.


(3) The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets.


(4) The distributor has agreed to waive 0.02% of the Rule 12b-1 distribution fee. The waiver may be terminated at any time. Net Expenses, net of this agreement, are [0.19%.]


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
------------------------------------------------------
Cash Management Class  $[30]   $[93]  $[163]   $[368]
------------------------------------------------------

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2001, the advisor received compensation of [0.05%] of average daily net assets.


 Effective January 1, 2002, the advisory rate changed to 0.15% of average daily net assets and further, the advisor has agreed to waive 0.075% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Cash Management Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Cash Management Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


 The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

 Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).





 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.



                                       CASH MANAGEMENT CLASS
                            --------------------------------------------------
                                       YEAR ENDED AUGUST 31,
                            2001    2000           1999       1998      1997
-------------------------------------------------------------------------------
Net asset value, beginning
 of period                       $     1.00     $     1.00  $   1.00  $   1.00
-------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                 0.06           0.05      0.05      0.05
-------------------------------------------------------------------------------
Less distributions from
 net investment income                (0.06)         (0.05)    (0.05)    (0.05)
===============================================================================
Net asset value, end of
 period                          $     1.00     $     1.00  $   1.00  $   1.00
_______________________________________________________________________________
===============================================================================
Total return                           6.00%          5.07%     5.62%     5.45%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of year
 (000s omitted)                  $1,157,412     $1,253,799  $862,207  $767,304
_______________________________________________________________________________
===============================================================================
Ratio of expenses to
 average net assets:
 With fee waivers                      0.17%(a)       0.17%     0.17%     0.17%
-------------------------------------------------------------------------------
 Without fee waivers                   0.19%(a)       0.19%     0.19%     0.19%
_______________________________________________________________________________
===============================================================================
Ratio of net investment
 income to average net
 assets                                5.86%(a)       4.94%     5.48%     5.33%
_______________________________________________________________________________
===============================================================================


(a)Ratios are based on average net assets of $[           ].

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to the Cash Management Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Cash Management Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 4:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order. Subsequent purchases of shares of the fund may also be made via AIM LINK(R) Remote, a personal computer application software product.
 If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Cash Management Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Cash Management Class will be sent to you.
 You may place an order for the purchase of shares of the Cash Management Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Cash Management Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Cash Management Class are normally made through a customer's institution.
 You may request a redemption by calling the transfer agent at (800) 877-7745, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time. Payment for redemption orders received prior to 4:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

                              PRIME PORTFOLIO

--------------------------------------------------------------------------------

 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.
 If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------
| THE FUND AND ITS AGENTS RESERVE    |
| THE RIGHT AT ANY TIME TO:          |
| . REJECT OR CANCEL ANY PART OF ANY |
|   PURCHASE ORDER;                  |
| . MODIFY ANY TERMS OR CONDITIONS   |
|   OF PURCHASE OF SHARES OF THE     |
|   FUND; OR                         |
| . WITHDRAW ALL OR ANY PART OF THE  |
|   OFFERING MADE BY THIS            |
|   PROSPECTUS.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 4:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.
 Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 877-7745



ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                 http://www.aimfunds.com

--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  Prime Portfolio, a series of Short-




---------------------------------------
|  Prime Portfolio,                   |
|  a series of Short-Term             |
|  Investments Co.                    |
|  SEC 1940 Act file number: 811-7892 |
---------------------------------------


[AIM LOGO APPEARS HERE]    www.aimfunds.com   [     ]     INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

PRIME PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

INSTITUTIONAL CLASS
Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

PROSPECTUS

JANUARY 1, 2002


                                          This prospectus contains important
                                          information about the Institutional
                                          Class of the fund. Please read it
                                          before investing and keep it for
                                          future reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.




[AIM LOGO APPEARS HERE]          INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Purchasing Shares                      A-1
Redeeming Shares                       A-1
Pricing of Shares                      A-2
Taxes                                  A-2

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

 . securities issued by the U.S. Government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.


 The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Institutional Class shares. The Institutional Class shares are not subject to sales loads.

                                     YEAR            ANNUAL
                                     ENDED            TOTAL
                                 DECEMBER 31        RETURNS
                                  -----------        ------
                                     1991             6.13%
                                     1992             3.74%
                                     1993             3.16%
                                     1994             4.32%
                                     1995             6.04%
                                     1996             5.48%
                                     1997             5.63%
                                     1998             5.59%
                                     1999             5.21%
                                     2000            [   ]%


 The Institutional Class shares' year-to-date total return as of September 30,
2001 was [   ]%.


 During the periods shown in the bar chart, the highest quarterly return was [2.08%] (quarter ended [June 30, 1990]), and the lowest quarterly return was [0.76%] (quarter ended [June 30, 1993]).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                         SINCE   INCEPTION
December 31, 2000)   1 YEAR 5 YEARS 10 YEARS INCEPTION   DATE
----------------------------------------------------------------
Institutional Class   [  %]  [  %]    [  %]    [  %]   11/10/80
----------------------------------------------------------------


Institutional Class shares' seven-day yield on December 31, 2000 was [6.58%]. For the current seven-day yield, call (800) 659-1005.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              INSTITUTIONAL CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)         None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(expenses that are deducted
from fund assets)             INSTITUTIONAL CLASS
-----------------------------------------------------------

Management Fees(2)                   0.15%

Distribution and/or Service
(12b-1) Fees                        None

Other Expenses                      0.04

Total Annual Fund

Operating Expenses                  0.19

Fee Waivers(2,3)                    0.08

Net Expenses                        0.11
-----------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Restated to reflect current agreement effective January 1, 2002.


(3) The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets.


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same to the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                     1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------
Institutional Class  $[19]   $[61]  $[107]   $[243]
----------------------------------------------------

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2001, the advisor received compensation [of 0.05%] of average daily net assets.


 Effective January 1, 2002, the advisory rate changed to 0.15% of average daily net assets and further, the advisor has agreed to waive 0.075% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use primarily by institutions, particularly banks. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Institutional Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Institutional Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Institutional Class; providing periodic statements showing a client's account balance in shares of the Institutional Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


 The Institutional Class is designed to be a convenient and economical way in which to invest short-term cash reserve in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

 Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.



                                        INSTITUTIONAL CLASS
                         -------------------------------------------------------
                                       YEAR ENDED AUGUST 31,
                         2001    2000            1999        1998        1997
-------------------------------------------------------------------------------------
Net asset value,
 beginning of period          $      1.00     $     1.00  $     1.00  $     1.00
-------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income               0.06           0.05        0.06        0.05
-------------------------------------------------------------------------------------
Less distributions from
 net investment income              (0.06)         (0.05)      (0.06)      (0.05)
=====================================================================================
Net asset value, end of
 period                       $      1.00     $     1.00  $     1.00  $     1.00
_____________________________________________________________________________________
=====================================================================================
Total return                         6.08%          5.15%       5.71%       5.54%
_____________________________________________________________________________________
=====================================================================================
Ratios/supplemental
 data:
Net assets, end of year
 (000s omitted)               $11,874,103     $6,210,056  $5,843,813  $5,593,043
_____________________________________________________________________________________
=====================================================================================
Ratio of expenses to
 average net assets                  0.09%(a)       0.09%       0.09%       0.09%
_____________________________________________________________________________________
=====================================================================================
Ratio of net investment
 income to average net
 assets                              5.94%(a)       5.02%       5.56%       5.40%
_____________________________________________________________________________________
=====================================================================================


(a) Ratios are based on average net assets of $[              ].

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

PURCHASING SHARES
The minimum initial investment in the Institutional Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 4:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Institutional Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Institutional Class will be sent to you.
 You may place an order for the purchase of shares of the Institutional Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Institutional Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Institutional Class are normally made through a customer's institution.
 You may request a redemption by calling the transfer agent at (800) 659-1005, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time. Payment for redemption orders received prior to 4:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.
 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.
 If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

--------------------------------------
| THE FUND AND ITS AGENTS RESERVE    |
| THE RIGHT AT ANY TIME TO:          |
| . REJECT OR CANCEL ANY PART OF ANY |
|   PURCHASE ORDER;                  |
| . MODIFY ANY TERMS OR CONDITIONS   |
|   OF PURCHASE OF SHARES OF THE     |
|   FUND; OR                         |
| . WITHDRAW ALL OR ANY PART OF THE  |
|   OFFERING MADE BY THIS            |
|   PROSPECTUS.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 4:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.
 Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 659-1005

BY E-MAIL:       general@aimfunds.com

ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:


                 http://www.aimfunds.com



--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------
|  Prime Portfolio,                   |
|  a series of Short-Term             |
|  Investments Co.                    |
|  SEC 1940 Act file number: 811-7892 |
---------------------------------------


[AIM LOGO APPEARS HERE]   www.aimfunds.com    [      ]   INVEST WITH DISCIPLINE

--Registered Trademark--                               --Registered Trademark--

PRIME PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERSONAL INVESTMENT CLASS
Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

PROSPECTUS

JANUARY 1, 2002


                               This prospectus contains important information about the Personal Investment Class of the fund. Please read it before investing and keep it for future reference.

                               As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                               There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                               An investment in the fund:
                                . is not FDIC insured;
                                . may lose value; and
                                . is not guaranteed by a bank.


[AIM LOGO APPEARS HERE]         INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-1
Pricing of Shares                      A-2
Taxes                                  A-2

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

 . securities issued by the U.S. Government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

 The fund generally will maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Personal Investment Class shares. The Personal Investment Class shares are not subject to sales loads.


                YEAR            ANNUAL
                ENDED            TOTAL
             DECEMBER 31        RETURNS
             -----------        ------
                1992             3.32%
                1993             2.68%
                1994             3.80%
                1995             5.51%
                1996             4.95%
                1997             5.10%
                1998             5.07%
                1999             4.68%
                2000            [   ]%



 The Personal Investment Class shares' year-to-date total return as of
September 30, 2001 was [   %].

 During the periods shown in the bar chart, the highest quarterly return was [1.38%] (quarter ended [June 30, 1995]), and the lowest quarterly return was [0.65%] (quarter ended [June 30, 1993]).

PERFORMANCE TABLE

The following performance table reflects the performance of Personal Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                      SINCE   INCEPTION
December 31, 2000)         1 YEAR 5 YEARS INCEPTION   DATE
-------------------------------------------------------------
Personal Investment Class  [   %]  [   %]   [   %]  08/20/91
-------------------------------------------------------------

Personal Investment Class shares' seven-day yield on December 31, 2000 was [6.09%]. For the current seven-day yield, call (800) 877-4744.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              PERSONAL INVESTMENT CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)            None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             PERSONAL INVESTMENT CLASS
-----------------------------------------------------------
Management Fees(2)                     0.15%

Distribution and/or Service
(12b-1) Fees                           0.75

Other Expenses                         0.04

Total Annual Fund
Operating Expenses                     0.94

Fee Waivers(2,3)                       0.08

Net Expenses(4)                        0.86
-----------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Restated to reflect current agreement effective January 1, 2002.


(3) The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets.


(4) The distributor has agreed to waive 0.25% of the Rule 12b-1 distribution fee. The waiver may be terminated at any time. Net Expenses, net of this agreement, are [0.59%.]


As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.
 You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------------
Personal Investment Class  $[96]  $[300]  $[520]  $[1,155]
----------------------------------------------------------

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2001, the advisor received compensation of [0.05%] of average daily net assets.


 Effective January 1, 2002, the advisory rate changed to 0.15% of average daily net assets and further, the advisor has agreed to waive 0.075% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Personal Investment Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Personal Investment Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


 The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

 Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).



 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.



                                          PERSONAL INVESTMENT CLASS
                                    --------------------------------------------
                                               YEAR ENDED AUGUST 31,
                                    --------------------------------------------
                                    2001   2000        1999      1998     1997
                                    ---- --------     -------  --------  -------
Net asset value, beginning of
 period                                  $   1.00     $  1.00  $   1.00  $  1.00
--------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                       0.05        0.05      0.05     0.05
--------------------------------------------------------------------------------
Less distributions from net
 investment income                          (0.05)      (0.05)    (0.05)   (0.05)
================================================================================
Net asset value, end of period           $   1.00     $  1.00  $   1.00  $  1.00
________________________________________________________________________________
================================================================================
Total return                                 5.55%       4.63%     5.18%    5.01%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of year (000s
 omitted)                                $142,235     $87,754  $140,087  $97,215
________________________________________________________________________________
================================================================================
Ratio of expenses to average net
 assets:
 With fee waivers                            0.59%(a)    0.59%     0.59%    0.59%
--------------------------------------------------------------------------------
 Without fee waivers                         0.84%(a)    0.84%     0.84%    0.84%
________________________________________________________________________________
================================================================================
Ratio of net investment income
 to average net assets                       5.44%(a)    4.52%     5.06%    4.89%
________________________________________________________________________________
================================================================================


(a) Ratios are based on average net assets of $[         ].

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to the Personal Investment Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Personal Investment Class is $1,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 4:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Personal Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Personal Investment Class will be sent to you.
 You may place an order for the purchase of shares of the Personal Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Personal Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Personal Investment Class are normally made through a customer's institution.
 You may request a redemption by calling the transfer agent at (800) 877-4744, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.
 Payment for redemption orders received prior to 4:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.
 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.
 If the fund determines that you have not provided a correct Social Security or other tax ID number on your account

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------
| THE FUND AND ITS AGENTS RESERVE    |
| THE RIGHT AT ANY TIME TO:          |
| . REJECT OR CANCEL ANY PART OF ANY |
|   PURCHASE ORDER;                  |
| . MODIFY ANY TERMS OR CONDITIONS   |
|   OF PURCHASE OF SHARES OF THE     |
|   FUND; OR                         |
| . WITHDRAW ALL OR ANY PART OF THE  |
|   OFFERING MADE BY THIS            |
|   PROSPECTUS.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 4:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
Dividends and distributions received are taxable as ordinary income or long-
 term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.
 Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:      A I M Fund Services, Inc.
              P. O. Box 0843
              Houston, TX 77001-0843

BY TELEPHONE: (800) 877-4744



ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                 http://www.aimfunds.com

--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


-------------------------------------------
|  Prime Portfolio,                       |
|  a series of Short-Term Investments Co. |
|  SEC 1940 Act file number: 811-7892     |
-------------------------------------------



[AIM LOGO APPEARS HERE]     www.aimfunds.com  [     ]  INVEST WITH DISCIPLINE

--Registered Trademark--                              --Registered Trademark--

PRIME PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRIVATE INVESTMENT CLASS
Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

PROSPECTUS

JANUARY 1, 2002




                               This prospectus contains important
                               information about the Private
                               Investment Class of the fund. Please
                               read it before investing and keep it
                               for future reference.

                               As with all other mutual fund
                               securities, the Securities and
                               Exchange Commission has not approved
                               or disapproved these securities or
                               determined whether the information in
                               this prospectus is adequate or
                               accurate. Anyone who tells you
                               otherwise is committing a crime.

                               There can be no assurance that the
                               fund will be able to maintain a
                               stable net asset value of $1.00 per
                               share.

                               An investment in the fund:

                                . is not FDIC insured;

                                . may lose value; and

                                . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]         INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-1
Pricing of Shares                      A-2
Taxes                                  A-2

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

 . securities issued by the U.S. Government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.


 The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature, or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Private Investment Class shares. The Private Investment Class shares are not subject to sales loads.

                YEAR            ANNUAL
                ENDED            TOTAL
             DECEMBER 31        RETURNS
             -----------        -------
                1994             4.01%
                1995             5.72%
                1996             5.16%
                1997             5.31%
                1998             5.28%
                1999             4.89%
                2000            [   ]%

 The Private Investment Class shares' year-to-date total return as of
September 30, 2001 was [   %].

 During the periods shown in the bar chart, the highest quarterly return was [1.43%] (quarter ended [June 30, 1995]), and the lowest quarterly return was [0.73%] (quarter ended [March 31, 1994]).

PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                      SINCE   INCEPTION
December 31, 2000)        1 YEAR  5 YEARS INCEPTION   DATE
-------------------------------------------------------------
Private Investment Class  [   %]   [   %]   [   %]  07/08/93
-------------------------------------------------------------

Private Investment Class shares' seven-day yield on December 31, 2000 was [6.29%]. For the current seven-day yield, call (800) 877-7748.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              PRIVATE INVESTMENT CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)            None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             PRIVATE INVESTMENT CLASS
-----------------------------------------------------------
Management Fees(2)                     0.15%

Distribution and/or Service
(12b-1) Fees                           0.50

Other Expenses                         0.04

Total Annual Fund
Operating Expenses                     0.69

Fee Waivers(2,3)                       0.08

Net Expenses(3)                        0.61
-----------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Restated to reflect current agreement effective January 1, 2002.


(3) The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets.


(4) The distributor has agreed to waive 0.20% of the Rule 12b-1 distribution fee. The waiver may be terminated at any time. Net Expenses, net of this agreement, are [0.41%.]


As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

 You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------
Private Investment Class  [$70]  [$221]  [$384]   [$859]
---------------------------------------------------------

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2001, the advisor received compensation of [0.05%] of average daily net assets.


 Effective January 1, 2002, the advisory rate changed to 0.15% of average daily net assets and further, the advisor has agreed to waive 0.075% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Private Investment Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


 The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

 Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.



DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.



                                        PRIVATE INVESTMENT CLASS
                                ----------------------------------------------
                                         YEAR ENDED AUGUST 31,
                                ----------------------------------------------
                                2001   2000         1999      1998      1997
------------------------------------------------------------------------------
Net asset value,
   beginning of period               $   1.00     $   1.00  $   1.00  $   1.00
-------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                   0.06         0.05      0.05      0.05
-------------------------------------------------------------------------------
Less distributions from net
 investment income                      (0.06)       (0.05)    (0.05)    (0.05)
===============================================================================
Net asset value, end of period       $   1.00     $   1.00  $   1.00  $   1.00
_______________________________________________________________________________
===============================================================================
Total return                             5.76%        4.84%     5.39%     5.21%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of year
 (000s omitted)                      $470,368     $384,894  $294,811  $235,447
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average
 net assets:
 With fee waivers                        0.39%(a)     0.39%     0.39%     0.39%
-------------------------------------------------------------------------------
 Without fee waivers                     0.59%(a)     0.59%     0.59%     0.59%
_______________________________________________________________________________
===============================================================================
Ratio of net investment income
 to average net assets                   5.64%(a)     4.72%     5.26%     5.10%
_______________________________________________________________________________
===============================================================================


(a) Ratios are based on average net assets of $[         ].

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to the Private Investment Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Private Investment Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 4:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Private Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Private Investment Class will be sent to you.
 You may place an order for the purchase of shares of the Private Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Private Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Private Investment Class are normally made through a customer's institution.
 You may request a redemption by calling the transfer agent at (800) 877-7748, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.
 Payment for redemption orders received prior to 4:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.
 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.
 If the fund determines that you have not provided a correct Social Security or other tax ID number on your account

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------
| THE FUND AND ITS AGENTS RESERVE    |
| THE RIGHT AT ANY TIME TO:          |
| . REJECT OR CANCEL ANY PART OF ANY |
|   PURCHASE ORDER;                  |
| . MODIFY ANY TERMS OR CONDITIONS   |
|   OF PURCHASE OF SHARES OF THE     |
|   FUND; OR                         |
| . WITHDRAW ALL OR ANY PART OF THE  |
|   OFFERING MADE BY THIS            |
|   PROSPECTUS.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 4:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.
 Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 0843
                  Houston, TX 77001-0843

BY TELEPHONE:     (800) 877-7748


ON THE INTERNET:  You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                  http://www.aimfunds.com

--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database, on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-------------------------------------------
|  Prime Portfolio,                       |
|  a series of Short-Term Investments Co. |
|  SEC 1940 Act file number: 811-7892     |
-------------------------------------------



[AIM LOGO APPEARS HERE]   www.aimfunds.com    [    ]    INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

PRIME PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

RESERVE CLASS
Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

PROSPECTUS

JANUARY 1, 2002


                               This prospectus contains important information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

                               As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                               There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                               An investment in the fund:
                                . is not FDIC insured;
                                . may lose value; and
                                . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]         INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-1
Pricing of Shares                      A-2
Taxes                                  A-2

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

 . securities issued by the U.S. Government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.


 The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows the performance of the fund's Reserve Class shares. The Reserve Class shares are not subject to sales loads.


                YEAR            ANNUAL
                ENDED            TOTAL
             DECEMBER 31        RETURNS
             -----------        -------
                2000            [   ]%


 The Reserve Class shares' year-to-date total return as of September 30, 2001
was [   %].

 During the period shown in the bar chart, Reserve Class' highest quarterly
return was [   %] (quarter ended [    ]), and the lowest quarterly return was
[   %] (quarter ended [    ]).


PERFORMANCE TABLE

The following performance table reflects the performance of the Reserve Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended
December 31,             SINCE   INCEPTION
2000)          1 YEAR  INCEPTION   DATE
------------------------------------------
Reserve Class  [   %]    [   %]  01/04/99
------------------------------------------

Reserve Class shares' seven-day yield on December 31, 2000 was [5.79%]. For the current seven-day yield, call (800) 417-8837.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              RESERVE CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                   None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)      None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             RESERVE CLASS
-----------------------------------------------------------
Management Fees(2)                0.15%

Distribution and/or Service
(12b-1) Fees                      1.00

Other Expenses                    0.04

Total Annual Fund
Operating Expenses                1.19

Fee Waivers(2),(3)                0.08
Net Expenses(4)                   1.11


--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Restated to reflect current agreement effective January 1, 2002.


(3) The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets.


(4) The distributor has agreed to waive 0.20% of the Rule 12b-1 distribution fee. The waiver may be terminated at any time. Net Expenses, net of this agreement, are [0.91%.]


As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.
 You may also be charged a transaction or other fee by the financial institution managing your account.


EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


               1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------
Reserve Class  $[121] $[378]  $[654]  $[1,443]
----------------------------------------------

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2001, the advisor received compensation of [0.05%] of average daily net assets.


 Effective January 1, 2002, the advisory rate changed to 0.15% of average daily net assets and further, the advisor has agreed to waive 0.075% of average daily net assets.

Other Information
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Reserve Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


 The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

 Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.

 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).



 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.




                                                      RESERVE CLASS
                                          -------------------------------------
                                                              FOR THE PERIOD
                                           YEAR ENDED           JANUARY 4,
                                           AUGUST 31,       THROUGH AUGUST 31,
                                          -------------     -------------------
                                          2001   2000              1999
-------------------------------------------------------------------------------
Net asset value, beginning of period           $   1.00          $   1.00
-------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                             0.05              0.03
-------------------------------------------------------------------------------
Less distributions from net investment
 income                                           (0.05)            (0.03)
===============================================================================
Net asset value, end of period                 $   1.00          $   1.00
-------------------------------------------------------------------------------
===============================================================================
Total return(a)                                    5.24%             2.73%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of year (000s omitted)         $131,370          $121,783
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
 With fee waivers                                  0.89%(b)          0.89%(c)
-------------------------------------------------------------------------------
 Without fee waivers                               1.09%(b)          1.09%(c)
-------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                                5.14%(b)          4.22%(c)
_______________________________________________________________________________
===============================================================================

(a)Not annualized for periods less than one year.

(b)Ratios are based on average net assets of $[         ].

(c)Annualized.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to the Reserve Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Reserve Class is $1,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 4:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Reserve Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Reserve Class will be sent to you.
 You may place an order for the purchase of shares of the Reserve Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Reserve Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Reserve Class are normally made through a customer's institution.
 You may request a redemption by calling the transfer agent at (800) 417-8837, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.
 Payment for redemption orders received prior to 4:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.
 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.
 If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

--------------------------------------
| THE FUND AND ITS AGENTS RESERVE    |
| THE RIGHT AT ANY TIME TO:          |
| . REJECT OR CANCEL ANY PART OF ANY |
|   PURCHASE ORDER;                  |
| . MODIFY ANY TERMS OR CONDITIONS   |
|   OF PURCHASE OF SHARES OF THE     |
|   FUND; OR                         |
| . WITHDRAW ALL OR ANY PART OF THE  |
|   OFFERING MADE BY THIS            |
|   PROSPECTUS.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 4:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.
 Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 0843
                  Houston, TX 77001-0843

BY TELEPHONE:     (800) 417-8837

ON THE INTERNET:  You can send us a request by e-mail or
                  download prospectuses, annual or
                  semiannual reports via our website:
                  http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------|
|  Prime Portfolio,                       |
|  a series of Short-Term Investments Co. |
|  SEC 1940 Act file number: 811-7892     |
-------------------------------------------



[AIM LOGO APPEARS HERE]   www.aimfunds.com     [    ]     INVEST WITH DISCIPLINE


--Registered Trademark--                                --Registered Trademark--

PRIME PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

RESOURCE CLASS
Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

PROSPECTUS

JANUARY 1, 2002


                               This prospectus contains important information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

                               As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                               There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                               An investment in the fund:
                                . is not FDIC insured;
                                . may lose value; and
                                . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]         INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-1
Pricing of Shares                      A-2
Taxes                                  A-2

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

 . securities issued by the U.S. Government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

 The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Resource Class shares. The Resource Class shares are not subject to sales loads.

                YEAR            ANNUAL
                ENDED            TOTAL
             DECEMBER 31        RETURNS
             -----------        -------
                1997             5.46%
                1998             5.43%
                1999             5.04%
                2000            [   ]%

 The Resource Class shares' year-to-date total return as of September 30, 2001
was [   %].

 During the periods shown in the bar chart, the highest quarterly return was [1.38%] (quarter ended [December 31, 1997]), and the lowest quarterly return was [1.27%] (quarter ended [December 31, 1998]).

PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended
December 31,              SINCE   INCEPTION
2000)           1 YEAR  INCEPTION   DATE
-------------------------------------------
Resource Class  [   %]    [   %]  01/16/96
-------------------------------------------

Resource Class shares' seven-day yield on December 31, 2000 was [6.43%]. For the current seven-day yield, call (800) 825-6858.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              RESOURCE CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                    None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)       None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             RESOURCE CLASS
-----------------------------------------------------------
Management Fees(2)                0.15%

Distribution and/or Service
(12b-1) Fees                      0.20

Other Expenses                    0.04

Total Annual Fund
Operating Expenses                0.39

Fee Waivers(2,3)                  0.08

Net Expenses(4)                   0.31
-----------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Restated to reflect current agreement effective January 1, 2002.


(3) The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets.


(4) The distributor has agreed to waive 0.04% of the Rule 12b-1 distribution fee. The waiver may be terminated at any time. Net Expenses, net of this agreement, are [0.27%.]


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-----------------------------------------------
Resource Class  $[40]  $[125]  $[219]   $[493]
-----------------------------------------------

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2001, the advisor received compensation of [0.05%] of average daily net assets.


 Effective January 1, 2002, the advisory rate changed to 0.15% of average daily net assets and further, the advisor has agreed to waive 0.075% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Resource Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Resource Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


 The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

 Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).



 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.


                                                       RESOURCE CLASS
                                     ---------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                      2001     2000         1999      1998      1997
----------------------------------------------------------------------------------------
Net asset value, beginning
 of period                                    $   1.00     $   1.00  $   1.00  $   1.00
----------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                            0.06         0.05      0.05      0.05
----------------------------------------------------------------------------------------
Less distributions from
 net investment income                           (0.06)       (0.05)    (0.05)    (0.05)
========================================================================================
Net asset value, end of
 period                                       $   1.00     $   1.00  $   1.00  $   1.00
________________________________________________________________________________________
========================================================================================
Total return(a)                                   5.91%        4.99%     5.54%     5.36%
________________________________________________________________________________________
========================================================================================
Ratios/supplemental data:
Net assets, end of year
 (000s omitted)                               $563,431     $665,939  $698,380  $161,701
________________________________________________________________________________________
========================================================================================
Ratio of expenses to
 average net assets:
 With fee waivers                                 0.25%(b)     0.25%     0.25%     0.25%
----------------------------------------------------------------------------------------
 Without fee waivers                              0.29%(b)     0.29%     0.29%     0.29%
________________________________________________________________________________________
========================================================================================
Ratio of net investment
 income to average net
 assets                                           5.78%(b)     4.86%     5.40%     5.25%
________________________________________________________________________________________
========================================================================================

(a)Not annualized for periods less than one year.

(b)Ratios are based on average net assets of $[         ].

(c)Annualized.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers six classes of shares all of which share a common investment objective and portfolio of investments. The six classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to the Resource Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Resource Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 4:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.
 If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Resource Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Resource Class will be sent to you.
 You may place an order for the purchase of shares of the Resource Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Resource Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Resource Class are normally made through a customer's institution.
 You may request a redemption by calling the transfer agent at (800) 825-6858, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.
 Payment for redemption orders received prior to 4:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.
 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.
 If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

--------------------------------------
| THE FUND AND ITS AGENTS RESERVE    |
| THE RIGHT AT ANY TIME TO:          |
| . REJECT OR CANCEL ANY PART OF ANY |
|   PURCHASE ORDER;                  |
| . MODIFY ANY TERMS OR CONDITIONS   |
|   OF PURCHASE OF SHARES OF THE     |
|   FUND; OR                         |
| . WITHDRAW ALL OR ANY PART OF THE  |
|   OFFERING MADE BY THIS            |
|   PROSPECTUS.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 4:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.
 Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 0843
                  Houston, TX 77001-0843

BY TELEPHONE:     (800) 825-6858



ON THE INTERNET:  You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                  http://www.aimfunds.com

--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------
| Prime Portfolio, a series of Short-|
| Term Investments Co.               |
| SEC 1940 Act file number: 811-7892 |
--------------------------------------




[AIM LOGO APPEARS HERE]  www.aimfunds.com  [       ]    INVEST WITH DISCIPLINE

--Registered Trademark--                               --Registered Trademark--

PRIME PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SWEEP CLASS
Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

PROSPECTUS

JANUARY 1, 2002


                                This prospectus contains important information about the Sweep Class of the fund. Please read it before investing and keep it for future reference.

                                As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                An investment in the fund:

                                 . is not FDIC insured;

                                 . may lose value; and

                                 . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]          INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2
FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3
FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4
OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4
FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-1
Pricing of Shares                      A-2
Taxes                                  A-2
OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invertia con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.


 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

 . securities issued by the U.S. Government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.

 The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither the Sweep Class shares nor the Institutional Class shares are subject to sales loads.

                              YEAR            ANNUAL
                              ENDED            TOTAL
                          DECEMBER 31        RETURNS
                          -----------        -------
                              1991             6.13%
                              1992             3.74%
                              1993             3.16%
                              1994             4.32%
                              1995             6.04%
                              1996             5.48%
                              1997             5.63%
                              1998             5.59%
                              1999             5.21%
                              2000             6.49%

 The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Sweep Class has higher expenses. As of the date of this prospectus, the Sweep Class has not yet commenced operations.

 During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.73% (quarter ended March 31, 1991), and the lowest quarterly return was 0.76% (quarter ended June 30, 1993).

PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods
ended                                 SINCE   INCEPTION
December 31, 2000)   1 YEAR 5 YEARS INCEPTION   DATE
-------------------------------------------------------
Institutional Class  6.49%   5.68%    7.53%   11/10/80
-------------------------------------------------------

Institutional Class shares' seven-day yield on December 31, 2000 was 6.58%. Once the Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 301-6246.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


(fees paid directly from      SWEEP
your investment)              CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)   None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted   SWEEP
from fund assets)             CLASS
-----------------------------------------------------------

Management Fees(2)            0.15%

Distribution and/or Service
(12b-1) Fees                  0.25

Other Expenses(3)             0.04

Total Annual Fund
Operating Expenses            0.44

Fee Waivers(2),(4)            0.08

Net Expenses                  0.36
-----------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Restated to reflect current agreement effective January 1, 2002.


(3) Other expenses are based on estimated amounts for the current fiscal year.]


(4) The investment advisor has contractually agreed to waive 0.075% of advisory fees on average net assets.


You may also be charged a transaction or other fee by the financial institution managing your account. Your financial institution may charge you additional fees for participation in a sweep program.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------
Sweep Class  $[45]  $[141]  $[246]   $[555]
--------------------------------------------

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2001, the advisor received compensation of [0.05%] of average daily net assets.


 Effective January 1, 2001,the advisory rate changed to 0.15% of average daily net assets and further, the advisor has agreed to waive 0.075% of averge daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Sweep Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Sweep Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


 The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

 Investors in the Sweep Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Sweep Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.




 [As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.]



                                           INSTITUTIONAL CLASS
                         ---------------------------------------------------------------
                                          YEAR ENDED AUGUST 31,
                            2001         2000            1999        1998        1997
-----------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $            $      1.00     $     1.00  $     1.00  $     1.00
-----------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                       0.06           0.05        0.06        0.05
-----------------------------------------------------------------------------------------
Less distributions from
 net investment income                      (0.06)         (0.05)      (0.06)      (0.05)
=========================================================================================
Net asset value, end of
 period                  $            $      1.00     $     1.00  $     1.00  $     1.00
_________________________________________________________________________________________
=========================================================================================
Total return                        %        6.08%          5.15%       5.71%       5.54%
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental
 data:
Net assets, end of year
 (000s omitted)          $            $11,874,103     $6,210,056  $5,843,813  $5,593,043
_________________________________________________________________________________________
=========================================================================================
Ratio of expenses to
 average net assets                 %        0.09%(a)       0.09%       0.09%       0.09%
_________________________________________________________________________________________
=========================================================================================
Ratio of net investment
 income to average net
 assets                             %        5.94%(a)       5.02%       5.56%       5.40%
_________________________________________________________________________________________
=========================================================================================


(a) Ratios are based on average net assets of $[          ].

                            -------------------
                            | PRIME PORTFOLIO |
                            -------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to the Sweep Class that allows the fund to pay distribution and service fees of 0.25% per annum to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Sweep Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 4:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product. We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Sweep Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Sweep Class will be sent to you.
 You may place an order for the purchase of shares of the Sweep Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Sweep Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Sweep Class are normally made through a customer's institution.
 You may request a redemption by calling the transfer agent at (800) 301-6246, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.
 Payment for redemption orders received prior to 4:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

                            -------------------
                            | PRIME PORTFOLIO |
                            -------------------

SHAREHOLDER INFORMATION (CONTINUED)

--------------------------------------------------------------------------------

 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.
 If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------
| THE FUND AND ITS AGENTS RESERVE    |
| THE RIGHT AT ANY TIME TO:          |
| . REJECT OR CANCEL ANY PART OF ANY |
|   PURCHASE ORDER;                  |
| . MODIFY ANY TERMS OR CONDITIONS   |
|   OF PURCHASE OF SHARES OF THE     |
|   FUND; OR                         |
| . WITHDRAW ALL OR ANY PART OF THE  |
|   OFFERING MADE BY THIS            |
|   PROSPECTUS.                      |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 4:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.
 Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 0843
                  Houston, TX 77001-0843

BY TELEPHONE:     (800) 301-6246

ON THE INTERNET:  You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                  HTTP://WWW.AIMFUNDS.COM
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------
| Prime Portfolio,                    |

|                                     |
| a series of Short-Term              |
| Investments Co.                     |
|                                     |


|                                     |

| SEC 1940 Act file number: 811-7892  |
---------------------------------------


[AIM LOGO APPEARS HERE]         www.aimfunds.com  [  ]    INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

                                 STATEMENT OF
                            ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS CO.
                               11 Greenway Plaza
                                   Suite 100
                           Houston, Texas 77046-1173
                                (800) 659-1005

                                ---------------

This Statement of Additional Information relates to each class of the Prime Portfolio of Short-Term Investments Co. listed below. This Statement of Additional Information is not a Prospectus, and it should be read in conjunction with the Prospectuses for the classes of the Prime Portfolio listed below. You may obtain a copy of any Prospectus for any class of the Prime Portfolio listed below by writing to:

                            Fund Management Company
                                 P.O. Box 4739
                           Houston, Texas 77046-1173

                                ---------------

This Statement of Additional Information, dated January 1, 2002, relates to the following Prospectuses:

                 CLASS                         DATED
                 -----                         -----
          Cash Management Class            January 1, 2002
           Institutional Class             January 1, 2002
        Personal Investment Class          January 1, 2002
         Private Investment Class          January 1, 2002
              Reserve Class                January 1, 2002
              Resource Class               January 1, 2002
               Sweep Class                 January 1, 2002

                          Short-Term Investments Co.
                      Statement of Additional Information
                                January 1, 2002

                               Table of Contents

                                                                            Page
GENERAL INFORMATION ABOUT THE COMPANY..................................        1
     Portfolio  History................................................        1
     Shares of Common Stock............................................        1

DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS.............        2
     Classification....................................................        2
     Investment Strategies and Risks...................................        2
          Debt Investments.............................................        4
          Other Investments............................................        9
          Investment Techniques........................................       10
     Portfolio Policies................................................       12

MANAGEMENT OF THE COMPANY..............................................       14
     Board of Directors................................................       14
     Management Information............................................       14
     Compensation......................................................       15
     Codes of Ethics...................................................       18

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES....................       18

INVESTMENT ADVISORY AND OTHER SERVICES.................................       18
     Investment Advisor................................................       18
     Service Agreements................................................       19
     Other Service Providers...........................................       19
     Sub-Accounting....................................................       20

BROKERAGE ALLOCATION AND OTHER PRACTICES...............................       20
     Brokerage Transactions............................................       20
     Commissions.......................................................       21
     Brokerage Selection...............................................       21
     Directed Brokerage................................................       22
     Regular Brokers or Dealers........................................       22
     Allocation of Portfolio Transactions..............................       22

PURCHASE, REDEMPTION AND PRICING OF SHARES.............................       23
     Purchase and Redemption of Shares.................................       23
     Offering Price....................................................       23
     Redemption in Kind................................................       24
     Backup Withholding................................................       24

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS...............................       25

DISTRIBUTION OF SECURITIES.............................................       29
     Distribution Plan.................................................       29
     Distributor.......................................................       31

BANKING REGULATIONS....................................................       32

CALCULATION OF PERFORMANCE DATA........................................       32

RATINGS OF DEBT SECURITIES.............................................      A-1

DIRECTORS AND OFFICERS.................................................      B-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES....................      C-1

MANAGEMENT FEES........................................................      D-1

ADMINISTRATIVE SERVICES FEES...........................................      E-1

AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN..      F-1

PERFORMANCE DATA.......................................................      G-1

FINANCIAL STATEMENTS...................................................       FS

                     GENERAL INFORMATION ABOUT THE COMPANY

Portfolio  History

     Short-Term Investments Co. (the "Company") is a Maryland corporation which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company currently consists of three separate portfolios: Cash Assets Portfolio, Liquid Assets Portfolio and Prime Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Prime Portfolio (the "Portfolio"). Under the Articles of Incorporation of the Company, dated May 3, 1993, as supplemented and amended, the Board of Directors is authorized to create new series of shares without the necessity of a vote of shareholders of the Company.

     The Company was originally organized on May 3, 1993, as a Maryland corporation. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Prime Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Company and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof).

Shares of Common Stock

     Shares of common stock of the Company are redeemable at their net asset value at the option of the shareholder or at the option of the Company in certain circumstances.

     The Company allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. The portfolios allocate any general expenses of the Company not readily identifiable as belonging to a particular portfolio by or under the direction of the Board of Directors, primarily on the basis of relative net assets, or other relevant factors.

     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such portfolio as are declared by the Board. Liquid Assets Portfolio and Prime Portfolio each offers seven separate classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Cash Assets Portfolio offers one class of shares, Institutional Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Company, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

     All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. However, on matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Company, and the holders of less than 50% of the shares voting for the election of directors will not be able to elect any directors.

     The Articles of Incorporation of the Company authorize the issuance of
413.9 billion shares with a par value of $.001 each, of which 120.1 billion shares represent an interest in the Portfolio (or class thereof), and 268.5 billion shares represent an interest in the Liquid Assets Portfolio (or class thereof), and 5 billion shares represent an interest in the Cash Assets Portfolio (or class thereof). A share of a portfolio (or class) represents an equal proportionate interest in such portfolio (or class) represents an equal proportionate interest in such portfolio (or class) with each other share of that portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions for that portfolio (or class).

     The Articles of Incorporation provide that no director of officer of the Company shall be liable to the Company or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Company against any liability to the Company or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Company shall indemnify and advance expenses to its currently acting and former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Company shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may, by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents of the Company to the fullest extent permitted by the Maryland General Corporation Law.

     Each portfolio will issue share certificates upon written request to A I M Fund Services, Inc. ("AFS").


           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

Classification

     The Company is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

Investment Strategies and Risks

     The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not use all of these techniques at any one time. The Portfolio's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objective, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy. [Shareholders will be notified before any material change in the investment policies become effective.]

                                            SHORT-TERM INVESTMENTS CO.
                                  Summary of Securities and Investment Techniques
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO                                                                    Prime Portfolio

Security/
Investment
Technique
-------------------------------------------------------------------------------------------------------------------
                                                EQUITY INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
Common Stock
-------------------------------------------------------------------------------------------------------------------
Preferred Stock
-------------------------------------------------------------------------------------------------------------------
Convertible Securities
-------------------------------------------------------------------------------------------------------------------
Alternative Equity Securities
-------------------------------------------------------------------------------------------------------------------
                                               FOREIGN INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
Foreign Securities
-------------------------------------------------------------------------------------------------------------------
Foreign Exchange Transactions
-------------------------------------------------------------------------------------------------------------------
                                                 DEBT INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations                                                         X
-------------------------------------------------------------------------------------------------------------------
Mortgage-Backed and Asset-Backed Securities                                         X
-------------------------------------------------------------------------------------------------------------------
Foreign Government Obligations
-------------------------------------------------------------------------------------------------------------------
Bank Instruments                                                                    X
-------------------------------------------------------------------------------------------------------------------
Commercial Instruments                                                              X
-------------------------------------------------------------------------------------------------------------------
Participation Interests                                                             X
-------------------------------------------------------------------------------------------------------------------
Other Debt Obligations                                                              X
-------------------------------------------------------------------------------------------------------------------
Junk Bonds
-------------------------------------------------------------------------------------------------------------------
Municipal Securities                                                                X
-------------------------------------------------------------------------------------------------------------------
                                               OTHER INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
REITs
-------------------------------------------------------------------------------------------------------------------
Other Investment Companies                                                          X
-------------------------------------------------------------------------------------------------------------------
Delayed Delivery Transactions                                                       X
-------------------------------------------------------------------------------------------------------------------
When-Issued Securities                                                              X
-------------------------------------------------------------------------------------------------------------------
Defaulted Securities
-------------------------------------------------------------------------------------------------------------------
Municipal Forward Contracts
-------------------------------------------------------------------------------------------------------------------
Variable or Floating Rate Instruments                                               X
-------------------------------------------------------------------------------------------------------------------
Indexed Securities                                                                  X
-------------------------------------------------------------------------------------------------------------------
Zero-Coupon and Pay-in-Kind Securities
-------------------------------------------------------------------------------------------------------------------
Synthetic Municipal Instruments
-------------------------------------------------------------------------------------------------------------------

                                            SHORT-TERM INVESTMENTS CO.
                                  Summary of Securities and Investment Techniques
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO                                                                    Prime Portfolio

Security/
Investment
Technique
-------------------------------------------------------------------------------------------------------------------
                                              INVESTMENT TECHNIQUES
-------------------------------------------------------------------------------------------------------------------
Short Sales
-------------------------------------------------------------------------------------------------------------------
Margin Transactions
-------------------------------------------------------------------------------------------------------------------
Interfund Loans                                                                     X
-------------------------------------------------------------------------------------------------------------------
Lending Portfolio Securities
-------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                                               X
-------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                                                       X
-------------------------------------------------------------------------------------------------------------------
Dollar Rolls
-------------------------------------------------------------------------------------------------------------------
Illiquid Securities                                                                 X
-------------------------------------------------------------------------------------------------------------------
Rule 144A Securities                                                                X
-------------------------------------------------------------------------------------------------------------------
Unseasoned Issuers
-------------------------------------------------------------------------------------------------------------------
Portfolio Transactions                                                              X
-------------------------------------------------------------------------------------------------------------------
Standby Commitments
-------------------------------------------------------------------------------------------------------------------
                                                   DERIVATIVES
-------------------------------------------------------------------------------------------------------------------
Equity-Linked Derivatives
-------------------------------------------------------------------------------------------------------------------
Put Options
-------------------------------------------------------------------------------------------------------------------
Call Options
-------------------------------------------------------------------------------------------------------------------
Straddles
-------------------------------------------------------------------------------------------------------------------
Warrants
-------------------------------------------------------------------------------------------------------------------
Futures Contracts and Options on Futures Contracts
-------------------------------------------------------------------------------------------------------------------
Forward Contracts
-------------------------------------------------------------------------------------------------------------------
Cover
-------------------------------------------------------------------------------------------------------------------

Debt Investments
----------------

     U.S. Government Obligations. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies [and instrumentalities] of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; [others such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.]

     Mortgage-Backed [and Asset-Backed] Securities. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies [and instrumentalities, or issued by nongovernment entities.] Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA [and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

     [There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. [Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.]

     [Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.]

     If the Portfolio purchases a mortgage-backed [or other asset-backed] security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed [or other asset-backed] security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed [or other asset-backed] security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

     Bank Instruments. The Portfolio may invest in certificates of deposits ("CDs"), time deposits and bankers' acceptances of domestic commercial banks having total assets in excess of $5 billion as of the date of their most recently published financial statements and CDs of other domestic banks that are fully insured as to principal by the Federal Deposit Insurance Corporation. CDs represent short-term interest-bearing deposits of commercial banks against which negotiable certificates bearing stated rates of interest are issued. Bankers' acceptances are short-term negotiable drafts endorsed by commercial banks which arise primarily from international commercial transactions.

     The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks having total assets of $5 billion as of the date of their most recently published financial statements. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of United Kingdom withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

     Commercial Instruments. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.

     Participation Interests. The Portfolio may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). Instead, the Portfolio will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Portfolio's rights against the Borrower and for the receipt and processing of payments due to the Portfolio under the loans. The Portfolio is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Portfolio considers participation interests to be illiquid and therefore subject to the Portfolio's percentage limitation for investments in illiquid securities.

     Other Debt Obligations. The Portfolio may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes in choosing corporate debt securities on behalf of the Portfolio, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management,
(b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and
(f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and (iii) other considerations deemed appropriate.

     Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities deemed by AIM to be of comparable quality to such rated securities. A rated security includes a guarantee that has received a short-term rating from a NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from a NRSRO with respect to a class of debt obligations (or any debt obligation within that class). To be an Eligible Security, if a security is subject to a guarantee, the guarantee generally must have received a rating from a NRSRO or be issued by a guarantor that has received a rating with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority or security to the guarantee. Asset-backed securities, other than those substantially all of whose qualifying assets consist of obligations of one or more municipal issuers, must have received a rating from a NRSRO to be Eligible Securities. The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.

     Rule 2a-7 under the 1940 Act provides that a money market fund shall not invest more than 5% of its total assets in securities issued by a single issuer, provided that such a fund may invest more than 5% of its total assets in the First Tier (as defined under the heading "Commercial Instruments") securities of a single issuer for a period of up to three business days after the purchase thereof if the money market fund is a diversified investment company, and provided further that the fund may not make more than one investment in accordance with the foregoing provision at any time. Under Rule 2a-7, for purposes of determining the percentage of a fund's total assets that are invested in securities of an issuer, a repurchase agreement shall be deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is fully collateralized. To be fully collateralized, the collateral must, among other things, consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs.

     Descriptions of debt securities ratings are found in Appendix A.

     [Municipal Securities. Municipal securities include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

     Other public purposes for which municipal securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be municipal securities provided that the interests paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on municipal securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. [See "Dividends, Distributions and Tax Matters - Tax Matters."]

     The two major classifications of municipal securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with municipal securities, both within a particular classification and between classifications. The Portfolio's assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such municipal securities held by the Portfolio will vary from time to time.

     Also included in municipal securities are municipal lease obligations, which may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. The Portfolio may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Portfolio in municipal lease obligations shall be deemed illiquid and shall be valued according to the Portfolio's Procedures for Valuing Securities current at the time of such valuation.

     Municipal securities also include the following securities:

        . Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

        . Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

        . Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

        . Tax-Exempt Commercial Paper (Municipal Paper) is identical to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

     The Portfolio also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying municipal securities.]

Other Investments
-----------------

     Other Investment Companies. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

     Delayed Delivery Transactions. Delayed delivery transactions involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date.

     Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement. Delayed delivery securities may have a maturity of up to 75 days calculated from trade date.

     When-Issued Securities. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

     Securities purchased on a when-issued basis and the securities held in the Portfolio's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued commitments, the Portfolio will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation).

     Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed. When-issued securities may have a maturity of up to 75 days calculated from trade date.

Investment Techniques
---------------------

     Variable or Floating Rate Instruments. The Portfolio may invest in U.S. Government obligations, municipal securities and corporate obligations which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by the Portfolio are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of the Portfolio. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Portfolio.

     Indexed Securities. The Portfolio may invest in indexed securities the value of which is linked to interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the indexed security.

     Interfund Loans. The Portfolio may lend up to 15% of its net assets to other AIM Funds and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

     Repurchase Agreements. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less. The Portfolio may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

     The Portfolio has obtained an exemptive order from the SEC allowing it to invest its cash balance in joint accounts for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days.

     Reverse Repurchase Agreements. Reverse repurchase agreements are agreements which involve the sale of securities held by the Portfolio to financial institutions such as banks and broker-dealers, with an agreement that the Portfolio will repurchase the securities at an agreed upon price and date. The Portfolio may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions;
(ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Portfolio will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Portfolio may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Portfolio is delayed or prevented from completing the transaction. The Portfolio may enter into reverse repurchase agreements with respect to its portfolio securities with terms of 92 days or less in amounts up to 10% of the value of its total assets at the entering into a reverse repurchase agreement. The Portfolio will give shareholders notice of its intent to enter into a reverse repurchase agreement in sufficient time to permit shareholder redemptions before the Portfolio enters into any reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

     Illiquid Securities. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

     The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

     Rule 144A Securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Portfolios, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction of investing no more than 15% of their respective net assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Portfolio's holdings of illiquid securities to determine what, if any, action is required to assure that such Portfolio does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could increase the amount of each Portfolio's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

     Portfolio Transactions. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

Portfolio Policies

     Fundamental Restrictions. The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of the lesser of
(i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares.

     (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

     (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

     (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

     (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

     (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the

Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

     (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Directors has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which the advisor must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Directors.

     Non-Fundamental Restrictions. The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

     (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

     (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks or any AIM Advised Fund exceed 5% of the Portfolio's total assets.

     (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

     (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

     (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end portfolio, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

                           MANAGEMENT OF THE COMPANY

Board of Directors

     The overall management of the business and affairs of the Portfolio and the Company is vested in the Board of Directors. The Board of Directors approves all significant agreements between the Company, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio is delegated to the officers of the Company and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Company's executive officers hold similar offices with some or all of the other AIM Funds.

Management Information

     The directors and officers of the Company and their principal occupations during at least the last five years are set forth in Appendix B.

     The standing committees of the Board of Directors are the Audit Committee, the Capitalization Committee, the Investments Committee and the Committee on Directors/Trustees.

     The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Owen Daly II, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack
M. Fields, Carl Frischling (on leave of absence), Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Portfolio and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Portfolios' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Portfolios' independent accountants and management.

     The members of the Capitalization Committee are Messrs. Daly, Graham (Chair) and Pennock. The Capitalization Committee is responsible for: (i) increasing or decreasing the aggregate number of shares of any class of the Company's common stock by classifying and reclassifying the Company's authorized but unissued shares of common stock, up to the Company's authorized capital;
(ii) fixing the terms of such classified or reclassified shares of common stock; and (iii) issuing such classified or reclassified shares of common stock upon the terms set forth in the applicable portfolio's prospectuses, up to the Company's authorized capital.

     The members of the Investments Committee are Messrs. Bayley, Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

     The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested directors as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested directors; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested directors.

     The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as directors, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which directors will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

Compensation

     Each director who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

          Set forth below is information regarding compensation paid or accrued for each director of the Company who is not affiliated with AIM during the year ended December 31, 2000:

---------------------------------------------------------------------------------------------------------------
                                                                     Retirement
                                                Aggregate             Benefits                  Total
                                              Compensation             Accrued               Compensation
                                               from the                 by All               From All AIM
                Director                       Company/(1)/         AIM Funds/(2)/             Funds/(3)/
---------------------------------------------------------------------------------------------------------------
Frank S. Bailey/(4)/                                   0                     0                  $105,000
---------------------------------------------------------------------------------------------------------------
Bruce L. Crockett                             $[       ]              $ 60,951                   111,500
---------------------------------------------------------------------------------------------------------------
Owen Daly II                                   [       ]                97,195                   111,500
---------------------------------------------------------------------------------------------------------------
Albert R. Dowden/(5)/                          [       ]                   -0-                    13,435
---------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr.                            [       ]                22,138                   111,500
---------------------------------------------------------------------------------------------------------------
Jack M. Fields                                 [       ]                23,019                   108,500
---------------------------------------------------------------------------------------------------------------
Carl Frischling/(6)/                           [       ]               107,507                   111,500
---------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis                             [       ]                22,606                   111,500
---------------------------------------------------------------------------------------------------------------
Lewis F. Pennock                               [       ]                67,995                   111,500
---------------------------------------------------------------------------------------------------------------
Ruth H. Quigley/(4)/                                   0                     0                   105,500
---------------------------------------------------------------------------------------------------------------
Louis S. Sklar                                 [       ]                87,538                   111,000
---------------------------------------------------------------------------------------------------------------

(1) The total amount of compensation deferred by all directors of the Company during the fiscal year ended August 31, 2001, including earnings, was $[_____].

(2) During the fiscal year ended August 31, 2001, the total amount of expenses allocated to the Company in respect of such retirement benefits was $[_____].

(3) As of December 31, 2000, Mr. Bayley and Miss Quigley served as directors of four registered investment companies advised by AIM, and all other directors who are not affiliated with AIM served as directors or trustees of twelve registered investment companies advised by AIM. All directors currently serve as directors or trustees of sixteen registered investment companies advised by AIM.

(4) Mr. Bayley and Miss Quigley were elected to serve as directors on September 28, 2001.

(5) Mr. Dowden was elected to serve as a director on December 12, 2000.

(6) During the year ended August 31, 2001, the Company paid $[_____] in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent directors of the Company. Mr. Frischling is a partner in such firm.

Retirement Plan For Directors
-----------------------------

     The Directors have adopted a retirement plan for the Directors of the Company who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated directors.

     The retirement policy permits each non-AIM-affiliated director to serve until December 31 of the year in which the director turns 72. A majority of the Directors may extend from time to time the retirement date of a director.

     Annual retirement benefits are available to each non-AIM-affiliated director of the Company and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a director (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal

75% of the director's annual retainer paid or accrued by any Covered Portfolio to such director during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Portfolio and the director. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of (i) ten or (ii) the number of such director's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased director's retirement benefits for the same length of time that the director would have received based on his or her service. A director must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

     Table #1 below shows estimated credited years of service under the Plan for each non-affiliated director as of December 31, 2000.

                              Table #1
--------------------------------------------------------------------------------

                                                        Estimated Credited Years
    Director                                                   of Service
--------------------------------------------------------------------------------
  Frank S. Bailey                                                  15
--------------------------------------------------------------------------------
 Bruce L. Crockett                                                 13
--------------------------------------------------------------------------------
   Owen Daly II                                                    13
--------------------------------------------------------------------------------
 Albert R. Dowden                                                   0
--------------------------------------------------------------------------------
Edward K. Dunn, Jr.                                                 2
--------------------------------------------------------------------------------
  Jack M. Fields                                                    3
--------------------------------------------------------------------------------
  Carl Frischling                                                  23
--------------------------------------------------------------------------------
Prema Mathai-Davis                                                  2
--------------------------------------------------------------------------------
  Lewis F. Pennock                                                 19
--------------------------------------------------------------------------------
  Ruth H. Quigley                                                  24
--------------------------------------------------------------------------------
  Louis S. Sklar                                                   11
--------------------------------------------------------------------------------

     Table #2 below shows the estimated annual benefits payable upon retirement for specified years of service.

                                    Table #2
--------------------------------------------------------------------------------

Annual Retainer                                                 Estimated Annual
   Prior to                                                       Benefits Upon
  Retirement                                                        Retirement
--------------------------------------------------------------------------------
   $100,000                                                          $75,000
--------------------------------------------------------------------------------
    105,000                                                           78,750
--------------------------------------------------------------------------------
    110,000                                                           82,500
--------------------------------------------------------------------------------
    115,000                                                           86,250
--------------------------------------------------------------------------------
    120,000                                                           90,000
--------------------------------------------------------------------------------
    125,000                                                           93,750
--------------------------------------------------------------------------------

Deferred Compensation Agreements
--------------------------------

     Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Directors") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Directors have the option to elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the Deferring Directors have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Directors' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation

Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Director's termination of service as a director of the Company. If a Deferring Director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

Codes of Ethics

     AIM, the Company and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Company, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Company that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by directors and officers as a group is found in Appendix C. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.


                    INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

     AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 135 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Management Information" herein.

     As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.

     AIM, at its own expense, furnishes to the Company office space and facilities. AIM furnishes to the Company all personnel for managing the affairs of the Company and each of its series of shares.

     Pursuant to its advisory agreement with the Company, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:

--------------------------------------------------------------------------------
     Portfolio Name                  Net Assets                     Annual Rate
--------------------------------------------------------------------------------
Prime Portfolio                     [All Assets]                      [0.15%]
--------------------------------------------------------------------------------

     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

     AIM has voluntarily agreed, effective July 1, 2001, to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio Investment of uninvested cash in an Affiliated Money Market Fund. See "Other Investments - Other Investment Companies."

     The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended
August 31, are found in Appendix D.

     [AIM has contractually agreed to waive half of its advisory fees for the Portfolio through December 31, 2002. After giving effect to such contractual fee waiver, the effective advisory fee rate for the Portfolio will be 0.075%. [If shareholders approve.]]

Service Agreements

     Administrative Services Agreement. AIM and the Company have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Company's Board of Directors, including the independent directors, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board of Directors. Currently, AIM is reimbursed for the services of the Company's principal financial officer and her staff, and any expenses related to portfolio accounting services.

     Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix E.

Other Service Providers

     Transfer Agent. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Portfolio.

     The Transfer Agency and Service Agreement between the Company and AFS provides that AFS will perform certain shareholder services for the Portfolio. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Portfolio; maintain shareholder accounts and provide shareholders with information regarding the Portfolio and its accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

     Sub-Accounting. The Company and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Company or FMC for these sub-accounting services. In addition, shareholders utilizing certain versions of AIM LINK(R) Remote, a personal computer application software product, may receive sub-accounting services via such software.

     Custodian. The Bank of New York ("Custodian"), 90 Washington Street, 11th Floor, New York, New York 10286, is custodian of all securities and cash of the Portfolio.

     The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Portfolio to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories; the Custodian is responsible for monitoring eligible foreign securities depositories.

     Under its contract with the Company, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

     Auditors. The Portfolio's independent public accountants are responsible for auditing the financial statements of the Portfolio. Due to an investment in another AIM Fund, which KPMG LLP represented to the AIM Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as independent public accountants for the Company [month/year]. The Board of Directors has selected Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, Pennsylvania 19103, as the independent public accountants to audit the financial statements of the Portfolio.

     Counsel to the Company. Legal matters for the Company have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Brokerage Selection" below.

     Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

     During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

Commissions

     During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions to brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.

     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

Brokerage Selection

     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

     AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

Directed Brokerage

     During the last fiscal year ended August 31, 2001, the Portfolio did not pay brokerage commissions.

Regular Brokers or Dealers

     During the last fiscal year ended August 31, 2001, the Portfolio did not purchase securities of its regular broker or dealers.

Allocation of Portfolio Transactions

     AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolios. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption of Shares

     Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to A I M Fund Services, Inc. at P. O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AFS.

     Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AFS all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

     A financial intermediary may submit a written request to AFS for correction of transactions involving Portfolio shares. If AFS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

     An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Portfolio, except through the reinvestment of dividends and distributions.

     Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AFS, an investor may change the bank account designated to receive redemption proceeds. AFS may request additional documentation.

     AFS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

     Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

Offering Price

     The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value
------------------------------

     The net asset value per share of each class of the Portfolio is determined as of 4:00 p.m. Eastern time on each Business Day of the Company. For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio;
(d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

     The Portfolio uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

     The Portfolio may use the amortized cost method to determine its net asset value so long as the Portfolio does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Portfolio of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

     The Board of Directors has established procedures designed to stabilize at $1.00, to the extent reasonably possible, the Portfolio's net asset value per share. Such procedures include review of portfolio holdings by the directors at such intervals as they may deem appropriate to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the directors determine that a deviation having such a result exists, they intend to take such corrective action as they deem necessary and appropriate, including selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations, in which case the net asset value could possibly be more or less than $1.00 per share.

Redemption in Kind

     AIM intends to redeem all shares of the Portfolio in cash. It is possible that future conditions may make it undesirable for the Portfolio to pay for redeemed shares in cash. In such cases, the Portfolio may make payment in securities or other property if the Portfolio has made an election under Rule 18f-1 under the 1940 Act. Rule 18f-1 obligates the Portfolio to redeem for cash all shares presented to the Portfolio for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of the Portfolio's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the Portfolio's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

Backup Withholding

     Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

     Each AIM Fund and other payers, must, according to IRS regulations, withhold 30.5% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, The Economic Growth and Tax Relief Reconciliation Act of 2001 further provides for a phased reduction in the backup withholding rate to 28% for years 2006 and thereafter.

     An investor is subject to backup withholding if:

     1.   the investor fails to furnish a correct TIN to the Portfolio, or

     2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN, or

     3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

     4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

     5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

     Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

     Investors should contact the IRS if they have any questions concerning withholding.

     IRS Penalties - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

     Non-resident Aliens - Non-resident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                   DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

     It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. The Portfolio does not expect to realize any long-term capital gains and losses.

     Dividends are paid on settled shares of the Portfolio as of 4:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the Portfolio prior to 4:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the Portfolio will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value. [Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AFS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

     All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern time on that day.

     The dividends accrued and paid for each class of shares of the Portfolio will consist of (a) interest accrued and original issued discount earned less amortization of premiums, if any, for the portfolio to which such class relates, allocated based upon such class' pro rata share of the total shares outstanding which relate to such portfolio, less (b) Portfolio expenses accrued for the applicable dividend period attributable to such portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of such portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

     Tax Matters. The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

     Qualification as a Regulated Investment Company. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

     In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

     Determination of Taxable Income of a Regulated Investment Company. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

     Excise Tax on Regulated Investment Companies. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

     Portfolio Distributions. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

     The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (taxable at a maximum rate of 20% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made.
However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     Sale or Redemption of Shares. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Portfolio within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

     Backup Withholding. The Portfolio may be required to withhold 30.5% of distributions and/or redemption payments ("backup withholding"); however, this rate is further reduced in phases to 28% for years 2006 and thereafter under The Economic Growth and Tax Relief Reconciliation Act of 2001. For more information refer to "Purchases, Redemption and Pricing of Shares - Backup Withholding."

     Foreign Shareholders. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 30.5% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status; however, this rate is further reduced in phases to 28% for years 2006 and thereafter under The Economic Growth and Tax Relief Reconciliation Act of 2001.

     Foreign persons who file a United States tax return after December 31, 1996, for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and instructions, please contact your tax advisor or the IRS.

     Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

     Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions, expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.


                           DISTRIBUTION OF SECURITIES

Distribution Plan

     The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC compensation at the annual rate, shown immediately below, of the Portfolio's average daily net assets.

     Class                                     Annual Rate
     -----                                     -----------
     Cash Management Class                        0.10%
     Personal Investment Class                    0.75%
     Private Investment Class                     0.50%
     Reserve Class                                1.00%
     Resource Class                               0.20%
     Sweep Class                                  0.25%

     The Plan compensates FMC for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio. Such activities include, but are not limited to the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

     Amounts payable by the Portfolio under the Plan need not be directly related to the expenses actually incurred by FMC on behalf of the Portfolio.
The Plan does not obligate the Portfolio to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC at any given time, the Portfolio will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

     FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Company.

     The Portfolio may pay a service fee of up to 0.25% of the average daily net assets of the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class to selected dealers, banks and financial institutions or their affiliates, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Portfolio. Under the terms of a shareholder service agreement, such personal shareholder services include (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Company may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation.

     Under a Shareholder Service Agreement, the Portfolio agrees to pay periodically fees to selected dealers, banks and other financial institutions or their affiliates who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held.

     Selected dealers and other institutions entitled to receive compensation for selling Portfolio shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Portfolio on an agency basis, may receive payments from the Portfolio pursuant to the Plan. FMC does not act as principal, but rather as agent for the Portfolio, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Portfolio and not of FMC.

     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

     See Appendix F for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31, 2001 pursuant to the Plan for the year or period ended August 31, 2001.

     As required by Rule 12b-1, the Plan and related form of Shareholder Service Agreement was approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Directors"). In approving the Plan in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.

     The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.

     Unless terminated earlier in accordance with their terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Directors, including a majority of the Rule 12b-1 Directors. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Directors or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

     Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the directors, including a majority of the Rule 12b-1 Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Directors is committed to the discretion of the Independent Directors.

Distributor

     The Company has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P. O. Box 4497, Houston, Texas 77210-4497. Certain Directors and officers of the Company are affiliated with FMC. See "Management Information."

     The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Company and the costs of preparing and distributing any other supplemental sales literature.

     The Company (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

                              BANKING REGULATIONS

     On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally, this Act removed the regulatory barriers previously established among banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

     Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. These sweep programs must be invested in a no-load money market mutual fund. If invested in such sweep programs, a bank may charge the depositor fees or expenses other than those described in this Statement of Additional Information or in the Portfolio's Prospectus. The SEC is expected to issue rules interpreting these provisions.


                        CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing the Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

Yield Quotations
----------------

     Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

     Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

     The standard formula for calculating annualized yield for the Portfolio is as follows:

               Y = (V  - V )    x    365
                     1    0
                    -------          ---
                       V              7
                        0

     Where  Y    =  annualized yield.
            V    =  the value of a hypothetical pre-existing account in the
             0      Portfolio having a balance of one share at the beginning of a stated seven-day period.
            V    =  the value of such an account at the end of the stated
             1      period.

     The standard formula for calculating effective annualized yield for the Portfolio is as follows:
                              365/7
               EY   =  (Y + 1)      - 1

     Where  EY   =  effective annualized yield.
            Y    =  annualized yield, as determined above.

     The yield for each class of the Portfolio is found in Appendix H.

Performance Information
-----------------------

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

     The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

     Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

     Advertising Age              Forbes                   Nation's Business
     Barron's                     Fortune                  New York Times
     Best's Review                Hartford Courant         Pension World
     Broker World                 Inc.                     Pensions & Investments
     Business Week                Institutional Investor   Personal Investor
     Changing Times               Insurance Forum          Philadelphia Inquirer
     Christian Science Monitor    Insurance Week           USA Today
     Consumer Reports             Investor's Daily         U.S. News & World Report
     Economist                    Journal of the American  Wall Street Journal
     FACS of the Week             Society of CLU & ChFC    Washington Post
     Financial Planning           Kiplinger Letter         CNN
     Financial Product News       Money                    CNBC
     Financial Services Week      Mutual Fund Forecaster   PBS
     Financial World

     The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

     Bank Rate Monitor                   Stanger       [iMoney Net, Inc.]
     Donoghue's                          Weisenberger  [Money Fund Averages]
     Mutual Fund Values (Morningstar)    Lipper, Inc.  [Bloomberg]
                                                       [TeleRate]

     [The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.]

     The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

     10 year Treasury Notes
     30 year Treasury Bonds
     90 day Treasury Bills

     Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. [Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.]

     From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                  APPENDIX A

                          RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P, Fitch IBCA, Inc. ("Fitch") and Duff & Phelps:


                             Moody's Bond Ratings
                             --------------------

     Moody's describes its ratings for corporate bonds as follows:

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                        Moody's Municipal Bond Ratings
                        ------------------------------

     Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

     Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                             Moody's Dual Ratings
                             --------------------

     In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                        Moody's Short-Term Loan Ratings
                        -------------------------------

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

     A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

     A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

     Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                       Moody's Commercial Paper Ratings
                       --------------------------------

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

Prime-1:   Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2:    Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3:    Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                               S&P Bond Ratings
                               ----------------

     S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A:   Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                          S&P Municipal Bond Ratings
                          --------------------------

     An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                      AAA

     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                      AA

     Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                               S&P Dual Ratings
                               ----------------

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P Municipal Note Ratings
                          --------------------------

     An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

     Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:  Speculative capacity to pay principal and interest.

                         S&P Commercial Paper Ratings
                         ----------------------------

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B:   Issues with this rating are regarded as having only speculative capacity for timely payment.

C:   This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:   Debt with this rating is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                      Fitch Investment Grade Bond Ratings
                      -----------------------------------

     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:  Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FitchAlert: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                Ratings Outlook
                                ---------------

     An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                     Fitch Speculative Grade Bond Ratings
                     ------------------------------------

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                           Fitch Short-Term Ratings
                           ------------------------

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D:   Default.  Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                  APPENDIX B

                            DIRECTORS AND OFFICERS

     Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

=====================================================================================================
                                     Position(s)
Name, Address and Age                 Held with            Principal Occupation(s) During at Least
                                      Registrant                      the Past 5 Years
=====================================================================================================
*ROBERT H. GRAHAM (54)             Director,            Chairman, President and Chief Executive
                                   Chairman and         Officer, A I M Management Group Inc.;
                                   President            Chairman and President, A I M Advisors,
                                                        Inc.; Director and Senior Vice President, A
                                                        I M Capital Management, Inc.; Chairman, A I
                                                        M Distributors, Inc., A I M Fund Services,
                                                        Inc. and Fund Management Company; and
                                                        Director and Vice Chairman, AMVESCAP PLC
                                                        (parent of AIM and a global investment
                                                        management firm).
-----------------------------------------------------------------------------------------------------
FRANK S. BAYLEY (62)               Director             Partner, law firm of Baker & McKenzie;
Two Embarcadero Center                                  Director and Chairman, C.D. Stimson Company
Suite 2400                                              (private investment company); and Trustee,
San Francisco, CA 94111                                 The Badgley Funds.
-----------------------------------------------------------------------------------------------------
BRUCE L. CROCKETT (57)             Director             Director, ACE Limited (insurance company).
906 Frome Lane                                          Formerly, Director, President and Chief
McLean, VA   22102                                      Executive Officer, COMSAT Corporation; and
                                                        Chairman, Board of Governors of INTELSAT
                                                        (international communications company).
-----------------------------------------------------------------------------------------------------
OWEN DALY II (77)                  Director             Formerly, Director, Cortland Trust, Inc.
Six Blythewood Road                                     (investment company), CF & I Steel Corp.,
Baltimore, MD   21210                                   Monumental Life Insurance Company and
                                                        Monumental General Insurance Company; and
                                                        Chairman of the Board of Equitable
                                                        Bancorporation.
-----------------------------------------------------------------------------------------------------



-----------------
* Mr. Graham is an "interested person" of the Company and AIM as that term is defined in the 1940 Act.

=====================================================================================================
                                     Position(s)
Name, Address and Age                 Held with            Principal Occupation(s) During at Least
                                      Registrant                      the Past 5 Years
=====================================================================================================
ALBERT R. DOWDEN (59)              Director             Chairman of the Board of Directors, Cortland
1815 Central Park Drive                                 Trust, Inc. (investment company) and DHJ
P.O. Box 774000 - PMB #222                              Media, Inc.; and Director, Magellan
Steamboat Springs, CO 80477                             Insurance Company.  Formerly, Director,
                                                        President and Chief Executive Officer, Volvo
                                                        Group North America, Inc.; Senior Vice
                                                        President, AB Volvo; and Director, The Hertz
                                                        Corporation, Genmar Corporation (boat
                                                        manufacturer), National Media Corporation
                                                        and Annuity and Life Re (Holdings), Ltd.
-----------------------------------------------------------------------------------------------------
EDWARD K. DUNN, JR. (66)           Director             Formerly, Chairman of the Board of
2 Hopkins Plaza                                         Directors, Mercantile Mortgage Corp.; Vice
8th Floor, Suite 805                                    Chairman of the Board of Directors,
Baltimore, MD   21201                                   President and Chief Operating Officer,
                                                        Mercantile-Safe Deposit & Trust Co.; and
                                                        President, Mercantile Bankshares Corp.
-----------------------------------------------------------------------------------------------------
JACK M. FIELDS (49)                Director             Chief Executive Officer, Twenty First
434 New Jersey Avenue, SE                               Century Group, Inc. (governmental affairs
Washington, DC 20003                                    company).  Formerly, Member of the U.S.
                                                        House of Representatives.
-----------------------------------------------------------------------------------------------------
**CARL FRISCHLING (64)             Director             Partner, Kramer Levin Naftalis & Frankel LLP
919 Third Avenue                                        (law firm); and Director, Cortland Trust,
New York, NY   10022                                    Inc. (investment company).
-----------------------------------------------------------------------------------------------------
PREMA MATHAI-DAVIS (50)            Director             Member, Visiting Committee, Harvard
370 East 76th Street                                    University Graduate School of Education, New
New York, NY   10021                                    School University.  Formerly, Chief
                                                        Executive Officer, YWCA of the USA;
                                                        Commissioner, New York City Department of
                                                        the Aging; and Commissioner, New York City
                                                        Metropolitan Transportation Authority.
-----------------------------------------------------------------------------------------------------
LEWIS F. PENNOCK (58)              Director             Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX   77057
-----------------------------------------------------------------------------------------------------


-----------------
** Mr. Frischling may be an "interested person" of the Company as that term is defined in the 1940 Act. The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

=====================================================================================================
                                     Position(s)
Name, Address and Age                 Held with            Principal Occupation(s) During at Least
                                      Registrant                      the Past 5 Years
=====================================================================================================
RUTH H. QUIGLEY (66)               Director             Private investor; and President, Quigley
1055 California Street                                  Friedlander & Co., Inc. (financial advisory
San Francisco, CA 94108                                 services firm) from 1984 to 1986.
-----------------------------------------------------------------------------------------------------
LOUIS S. SKLAR (62)                Director             Executive Vice President, Development and
The Williams Tower                                      Operations, Hines Interests Limited
50th Floor                                              Partnership (real estate development).
2800 Post Oak Blvd.
Houston, TX   77056
-----------------------------------------------------------------------------------------------------
GARY T. CRUM (54)                  Senior Vice          Director and President, A I M Capital
                                   President            Management, Inc.; Director and Executive
                                                        Vice President, A I M Management Group Inc.;
                                                        Director and Senior Vice President, A I M
                                                        Advisors, Inc.; and Director, A I M
                                                        Distributors, Inc. and AMVESCAP PLC (parent
                                                        of AIM and a global investment management
                                                        firm).
-----------------------------------------------------------------------------------------------------
CAROL F. RELIHAN (46)              Senior Vice          Director, Senior Vice President, General
                                   President and        Counsel and Secretary, A I M Advisors, Inc.
                                   Secretary            and A I M Management Group Inc.; Director,
                                                        Vice President and General Counsel, Fund
                                                        Management Company; and Vice President and
                                                        General Counsel, A I M Fund Services, Inc.;
                                                        and Vice President, A I M Capital
                                                        Management, Inc. and A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------------
DANA R. SUTTON (42)                Vice President       Vice President and Fund Treasurer, A I M
                                   and Treasurer        Advisors, Inc.
-----------------------------------------------------------------------------------------------------
MELVILLE B. COX (58)               Vice President       Vice President and Chief Compliance Officer,
                                                        A I M Advisors, Inc. and A I M Capital
                                                        Management, Inc.; and Vice President, A I M
                                                        Fund Services, Inc.
-----------------------------------------------------------------------------------------------------
KAREN DUNN KELLEY (41)             Vice President       Senior Vice President, A I M Capital
                                                        Management, Inc.; Director, Fund Management
                                                        Company; and Vice President, A I M Advisors,
                                                        Inc.
-----------------------------------------------------------------------------------------------------

                                  APPENDIX C

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To the best knowledge of the Company, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Company's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Company has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in
                ---------
the 1940 Act.  Such control may affect the voting rights of other shareholders.

All information listed below is as of October 26, 2001.


Cash Assets Portfolio***

------------------------------------------------------------------------------------------------------------------------------------
                            Cash        Institutional     Personal         Private         Reserve       Resource        Sweep
                          Management        Class        Investment      Investment         Class          Class         Class
                            Class                          Class           Class
------------------------------------------------------------------------------------------------------------------------------------
Name and Address of      Percentage      Percentage      Percentage      Percentage      Percentage     Percentage     Percentage
Principal Holder          Owned of        Owned of        Owned of        Owned of        Owned of       Owned of       Owned of
                           Record          Record          Record          Record          Record         Record         Record
------------------------------------------------------------------------------------------------------------------------------------

                             NA              NA              NA              NA              NA             NA             NA
------------------------------------------------------------------------------------------------------------------------------------

*    Owned of record and beneficially (such as A I M Advisors, Inc.).
** Presumed to be a control person because of beneficial ownership of 25% or more of the Portfolio.
***  Cash Assets Portfolio had not commenced as of December ______, 2001.

Liquid Assets Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                            Cash        Institutional     Personal         Private         Reserve       Resource        Sweep
                          Management        Class        Investment      Investment         Class          Class         Class
                            Class                          Class           Class
------------------------------------------------------------------------------------------------------------------------------------
Name and Address of      Percentage      Percentage      Percentage      Percentage      Percentage     Percentage     Percentage
Principal Holder          Owned of        Owned of        Owned of        Owned of        Owned of       Owned of       Owned of
                           Record          Record          Record          Record          Record         Record         Record
------------------------------------------------------------------------------------------------------------------------------------
CIBC World Markets
ATTN:  Lester Elson
200 Liberty Street         19.47%            --              --              --              --           17.66%           --
World Financial Center
New York, NY  10281
------------------------------------------------------------------------------------------------------------------------------------
Bank of New York
ATTN:  Paul Madden
Stif/Master Note           15.04%            --              --            51.75%            --            --              --
One Wall Street
5th Floor
New York, NY  10286
------------------------------------------------------------------------------------------------------------------------------------
Weller, Anderson,
Cheneviere & Co. Ltd.
811 Rusk                   11.98%            --              --              --              --            --              --
Suite 715
Houston, TX  77002
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Cash        Institutional     Personal         Private         Reserve       Resource        Sweep
                          Management        Class        Investment      Investment         Class          Class         Class
                            Class                          Class           Class
------------------------------------------------------------------------------------------------------------------------------------
Name and Address of      Percentage      Percentage      Percentage      Percentage      Percentage     Percentage     Percentage
Principal Holder          Owned of        Owned of        Owned of        Owned of        Owned of       Owned of       Owned of
                           Record          Record          Record          Record          Record         Record         Record
------------------------------------------------------------------------------------------------------------------------------------
Mellon Global Cash
Management Accounts
Three Mellon Bank Center,   9.47%            --              --              --              --             --             --
Room 2501
Pittsburgh, PA  15259-0001
------------------------------------------------------------------------------------------------------------------------------------
First Union Securities
ATTN:  Devin Elmore
10700 Wheat First Drive     6.74%             --             --              --              --             --             --
Glen Allen, VA  23060
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
  Witter
ATTN:  Bill Cairney         5.02%           11.62%         23.58%          14.60%            --           15.53%           --
1 Pierrepont Plaza
7th Floor
Brooklyn, NY  11201
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Bank
  As Agent
ATTN:  Jeffery Paul          --             6.74%           --              --               --             --             --
4 New York Plaza
New York, NY  10004
------------------------------------------------------------------------------------------------------------------------------------
PaineWebber SSB
State Street Custodial
  Accounts
Mutual Fund Operations       --             6.27%           --              --               --             --             --
1000 Harbor Blvd.
6th Floor
Weehawken, NJ  07087-6790
------------------------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1
ATTN:  Stacey Frakes
Money Market Portfolio       --             5.97%           --              --               --             --             --
  Administration
11 Greenway Plaza
Suite 100
Houston, TX  77046
------------------------------------------------------------------------------------------------------------------------------------
McDonald & Company
800 Superior Avenue
Suite 2100                   --              --           28.13%            --              5.41%           --             --
Cleveland, OH  44114-2603
------------------------------------------------------------------------------------------------------------------------------------
Bank of Springfield AAA
  Sweep Investment
ATTN:  Brenda Stroh 3400     --              --           12.72%            --               --             --             --
 West Wabash
Springfield, IL  62707
------------------------------------------------------------------------------------------------------------------------------------
Texas Capital Bank, N.A.
ATTN:  Kitty Ramzy
2100 McKinney Avenue         --              --           10.94%            --               --             --             --
Suite 900
Dallas, TX  75201
------------------------------------------------------------------------------------------------------------------------------------
Woodforest Sweep
  Account
3101 West Davis              --              --            8.36%            --               --             --             --
Conroe, TX  77304
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Cash        Institutional     Personal         Private         Reserve       Resource        Sweep
                          Management        Class        Investment      Investment         Class          Class         Class
                            Class                          Class           Class
------------------------------------------------------------------------------------------------------------------------------------
Name and Address of      Percentage      Percentage      Percentage      Percentage      Percentage     Percentage     Percentage
Principal Holder          Owned of        Owned of        Owned of        Owned of        Owned of       Owned of       Owned of
                           Record          Record          Record          Record          Record         Record         Record
------------------------------------------------------------------------------------------------------------------------------------
Huntington Investment
  112
ATTN:  Stan Crisci           --              --            7.81%             --              --             --             --
135 North Pennsylvania
Suite 800
Indianapolis, IN  46204
------------------------------------------------------------------------------------------------------------------------------------
First National Banker's
  Bank
ATTN:  Sheila Esteve         --              --             --               --            58.29%           --             --
P.O. Drawer 80579
Baton Rouge, LA  70898
------------------------------------------------------------------------------------------------------------------------------------
Four Oaks Bank & Trust
  Company
P.O. Box 309                 --              --             --               --            18.13%           --             --
Four Oaks, NC  27524
------------------------------------------------------------------------------------------------------------------------------------
Community Bank, DeSoto
  County
ATTN:  Gladys Ricks          --              --             --               --            11.50%           --             --
6910 Airways Blvd.
P.O. Box 129
Southaven, MS  38671
------------------------------------------------------------------------------------------------------------------------------------
Sigma Financial Services
  Corporation
4261 Park Road               --              --              --              --             5.47%           --             --
Ann Arbor, MI  48103
------------------------------------------------------------------------------------------------------------------------------------
Hambrecht & Quist LLC
ATTN:  Greg Stilson
One Bush Street              --              --              --              --              --          24.08%            --
10th Floor
San Francisco, CA  94104
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers/H&Q
C/O Matt Dermer
One World Financial          --              --              --              --              --           7.62%            --
  Center, 28th Floor
New York, NY  10281
------------------------------------------------------------------------------------------------------------------------------------
CENCO
ATTN:  AMG 7th Floor
P.O. Box 10566               --              --              --              --              --           7.05%            --
Birmingham, AL  35296
------------------------------------------------------------------------------------------------------------------------------------

*  Owned of record and beneficially (such as A I M Advisors, Inc.).
** Presumed to be a control person because of beneficial ownership of 25% or more of the Portfolio.

Prime Portfolio

------------------------------------------------------------------------------------------------------------------------------------
                            Cash        Institutional     Personal         Private         Reserve       Resource        Sweep
                          Management        Class        Investment      Investment         Class          Class         Class
                            Class                          Class           Class
------------------------------------------------------------------------------------------------------------------------------------
Name and Address of      Percentage      Percentage      Percentage      Percentage      Percentage     Percentage     Percentage
Principal Holder          Owned of        Owned of        Owned of        Owned of        Owned of       Owned of       Owned of
                           Record          Record          Record          Record          Record         Record         Record
------------------------------------------------------------------------------------------------------------------------------------
Bank of New York
ATTN:  Paul Madden
Stif/Master Note           27.29%            --              --            18.43%            --             --             --
One Wall Street
5th Floor
New York, NY  10286
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Cash        Institutional     Personal         Private         Reserve       Resource        Sweep
                          Management        Class        Investment      Investment         Class          Class         Class
                            Class                          Class           Class
------------------------------------------------------------------------------------------------------------------------------------
Name and Address of      Percentage      Percentage      Percentage      Percentage      Percentage     Percentage     Percentage
Principal Holder          Owned of        Owned of        Owned of        Owned of        Owned of       Owned of       Owned of
                           Record          Record          Record          Record          Record         Record         Record
------------------------------------------------------------------------------------------------------------------------------------
First Union Securities
ATTN:  Devin Elmore
10700 Wheat First Drive    24.63%            --              --              --              --             --             --
Glen Allen, VA  23060
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Global
  Cash Services
ATTN:  Rene Godin          10.49%            --              --              --              --             --             --
4900 Sears Tower
Chicago, IL  60606
------------------------------------------------------------------------------------------------------------------------------------
IGT
P.O. Box 10120              7.62%            --              --              --              --             --             --
Reno, NV  89502
------------------------------------------------------------------------------------------------------------------------------------
Fund Services Advisors,
  Inc.
ATTN:  Fund Manager         5.22%            --              --              --              --             --             --
1875 Century Park East
Suite 1345
Los Angeles, Ca  90067
------------------------------------------------------------------------------------------------------------------------------------
AIM Fund of Funds
  Account #1
ATTN:  Stacey Frakes
Money Market Portfolio       --            20.14%            --              --              --             --             --
  Administration
11 Greenway Plaza
Suite 100
Houston, TX  77046
------------------------------------------------------------------------------------------------------------------------------------
PaineWebber SSB
State Street Custodial
  Accounts
Mutual Fund Operations       --            11.73%            --              --              --             --             --
1000 Harbor Blvd.
6th Floor
Weehawken, NJ  07087-6790
------------------------------------------------------------------------------------------------------------------------------------
AIM Funds-Sec Lending
  (MSDW)
ATTN:  Michelle              --             9.69%            --              --              --             --             --
   Gonzalez
11 Greenway Plaza
Suite 100
Houston, TX  77043
------------------------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers
ATTN:  Karen Banks           --              --            80.09%          10.64%            --             --             --
P.O. Box 2358
San Antonio, TX  78299
------------------------------------------------------------------------------------------------------------------------------------
Huntington Capital Corp
41 S. High Street            --              --              --            18.06%            --             --             --
Ninth Floor
Columbus, OH  43287
------------------------------------------------------------------------------------------------------------------------------------
Bank of Oklahoma, N.A.
 Institutional Investments
ATTN:  Carrie Jacobson       --              --              --            10.94%            --             --             --
P.O. Box 2300
Tulsa, OK  74192
------------------------------------------------------------------------------------------------------------------------------------
Frost National Bank Tx
Muir & Co
C/O Frost                    --              --              --            10.65%            --             --             --
P.O. Box 2479
San Antonio, TX  78298-2479
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            Cash        Institutional     Personal         Private         Reserve       Resource        Sweep
                          Management        Class        Investment      Investment         Class          Class         Class
                            Class                          Class           Class
------------------------------------------------------------------------------------------------------------------------------------
Name and Address of      Percentage      Percentage      Percentage      Percentage      Percentage     Percentage     Percentage
Principal Holder          Owned of        Owned of        Owned of        Owned of        Owned of       Owned of       Owned of
                           Record          Record          Record          Record          Record         Record         Record
------------------------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount
  Brokers
ATTN:  Karen Banks           --              --              --            10.64%            --             --             --
P.O. Box 2358
San Antonio, TX  78299
------------------------------------------------------------------------------------------------------------------------------------
Haws & Company
ATTN:  Saundra L. Foe        --              --              --             7.11%            --             --             --
P.O. Box 5847
Denver, CO  80217
------------------------------------------------------------------------------------------------------------------------------------
Bank of New York
ATTN:  Sheryl Covelli
440 Mamoroneck               --              --              --              --            92.41%           --             --
5th Floor
Harrison, NY  10528
------------------------------------------------------------------------------------------------------------------------------------
First Union Securities,
  Inc.
ATTN:  Money Funds           --              --              --              --              --           29.83%           --
Capital Markets
8739 Research Drive
Charlotte, NC  28262-0675
------------------------------------------------------------------------------------------------------------------------------------
Harris Methodist (Texas
 Health Resources)
ATTN:  Sandy Reeves          --              --              --              --              --           23.83%           --
611 Ryan Plaza Drive
6th Floor, Suite 630
Arlington, TX  76011
------------------------------------------------------------------------------------------------------------------------------------
Sovereign Bank
C/O Chase Enterprises        --              --              --              --              --            9.21%           --
280 Trumbull Street
Hartford, CT  06103
------------------------------------------------------------------------------------------------------------------------------------
Hambrecht & Quist LLC
ATTN:  Greg Stilson
One Bush Street              --              --              --              --              --            8.59%           --
10th Floor
San Francisco, CA  94104
------------------------------------------------------------------------------------------------------------------------------------
Mellon Bank Na
ATTN:  Pam Palmer
P.O. Box 710                 --              --              --              --              --           7.53%            --
Pittsburgh, PA  15230-0710
------------------------------------------------------------------------------------------------------------------------------------
CIBC World Markets
ATTN:  Lester Elson
200 Liberty Street           --              --              --              --              --           5.10%            --
World Financial Center
New York, NY  10281
------------------------------------------------------------------------------------------------------------------------------------

*  Owned of record and beneficially (such as A I M Advisors, Inc.).
** Presumed to be a control person because of beneficial ownership of 25% or more of the portfolio.

Management Ownership

As of October 26, 2001, the directors and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                  APPENDIX D


                                MANAGEMENT FEES

     For the last three fiscal years ended August 31, the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:

------------------------------------------------------------------------------------------------------------------------------
 Portfolio  Name          Management Fee Payable              Management Fee Waivers             Net Management Fee Paid
                    ----------------------------------  ----------------------------------  ----------------------------------
------------------------------------------------------------------------------------------------------------------------------
                       2001        2000        1999        2001        2000        1999        2001        2000        1999
                    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
------------------------------------------------------------------------------------------------------------------------------
Prime Portfolio     $           $7,271,297  $5,205,023  $             - 0 -       - 0 -     $           $7,271,297  $5,205,023
------------------------------------------------------------------------------------------------------------------------------

                                  APPENDIX E

                         ADMINISTRATIVE SERVICES FEES

     The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:


Portfolio  Name               2001      2000      1999
                             -----  --------  --------
------------------------------------------------------
Prime Portfolio              $      $546,078  $258,934
------------------------------------------------------

                                  APPENDIX F

     AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN

     List of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the year or period ended August 31, 2001.


             Class                         Amount
             -----                         ------

             Cash Management Class       $
             Personal Investment Class   $
             Private Investment Class    $
             Reserve Class               $
             Resource Class              $
             Sweep Class                 $

                                  APPENDIX G

                               PERFORMANCE DATA


The current yields for the Portfolio, with respect to each class, for the 30-day period ended August 31, 2001, are as follows:

                                           30-day Period ended
                                           -------------------
                                             August 31, 2001
                                             ---------------

     Current Yield
     -------------

Cash Management Class.........                      %
Institutional Class...........                      %
Personal Investment Class.....                      %
Private Investment Class......                      %
Reserve Class.................                      %
Resources Class...............                      %
Sweep Class...................                      %

     The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended August 31, 2001, are as follows:

                                           Seven-day Period ended
                                           ----------------------
                                               August 31, 2001
                                               ---------------

     Annualized Yield
     ----------------

Cash Management Class........                       %
Institutional Class..........                       %
Personal Investment Class....                       %
Private Investment Class.....                       %
Reserve Class................                       %
Resources Class..............                       %
Sweep Class..................                       %


                                           Seven-day Period ended
                                           ----------------------
                                               August 31, 2001
                                               ---------------

     Effective Yield
     ---------------

Cash Management Class........                       %
Institutional Class..........                       %
Personal Investment Class....                       %
Private Investment Class.....                       %
Reserve Class................                       %
Resources Class..............                       %
Sweep Class..................                       %

                               FINANCIAL STATEMENTS








                                      FS

LIQUID ASSETS PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

CASH MANAGEMENT CLASS
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PROSPECTUS

JANUARY 1, 2002


                                This prospectus contains important information about the Cash Management Class of the fund. Please read it before investing and keep it for future reference.

                                As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                An investment in the fund:

                                 . is not FDIC insured;

                                 . may lose value; and

                                 . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]          INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-1
Pricing of Shares                      A-2
Taxes                                  A-2

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

 . securities issued by the U.S. government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

 The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

 Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Cash Management Class shares. The Cash Management Class shares are not subject to sales loads.




                YEAR            ANNUAL
                ENDED            TOTAL
             DECEMBER 31        RETURNS
             -----------        -------
                1997             5.59%
                1998             5.53%
                1999             5.17%
                2000             [   %]

 The Cash Management Class shares' year-to-date total return as of September 30, 2001 was [3.47%].


 During the periods shown in the bar chart, the highest quarterly return was [1.41%] (quarter ended [December 31, 1997]), and the lowest quarterly return was [1.29%] (quarter ended [December 31, 1998]).


PERFORMANCE TABLE

The following performance table reflects the performance of Cash Management Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended           SINCE   INCEPTION
December 31, 2000)     1 YEAR  INCEPTION   DATE
--------------------------------------------------
Cash Management Class  [    %]  [    %]  01/16/96
--------------------------------------------------


Cash Management Class shares' seven-day yield on December 31, 2000 was [    %].
For the current seven-day yield, call (800) 877-7745.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                                     CASH
(fees paid directly from           MANAGEMENT
your investment)                     CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)          None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                     CASH
(expenses that are deducted        MANAGEMENT
from fund assets)                    CLASS
-----------------------------------------------------------
Management Fees                       0.15%

Distribution and/or Service
(12b-1) Fees                          0.10

Other Expenses                        0.04

Total Annual Fund
Operating Expenses(2)                 0.29

--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The distributor has agreed to waive 0.02% of the Rule 12b-1 distribution fee. The investment advisor has agreed to limit Management Fees to 0.075%. The waivers and/or expense limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are [0.17%].


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
------------------------------------------------------
Cash Management Class  [$  ]   [$  ]  [$   ]   [$   ]
------------------------------------------------------

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2001, the advisor received compensation of 0.06% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Cash Management Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Cash Management Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Except for participants in the AMVESCAP Sharesave Plan (the sharesave plan), individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


 The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

 Investors in the Cash Management Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Cash Management Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends [once] on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.


 Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.


CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.



                                       CASH MANAGEMENT CLASS
                         ---------------------------------------------------------
                                       YEAR ENDED AUGUST 31,
                         ---------------------------------------------------------
                            2001         2000           1999       1998     1997
-----------------------------------------------------------------------------------
Net asset value,
 beginning of period     $            $     1.00     $     1.00  $   1.00  $  1.00
-----------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                      0.06           0.05      0.06     0.05
-----------------------------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income                        (0.06)         (0.05)    (0.06)   (0.05)
===================================================================================
Net asset value, end of
 period                  $            $     1.00     $     1.00  $   1.00  $  1.00
___________________________________________________________________________________
===================================================================================
 Total return(a)                            6.04%          5.09%     5.66%    5.50%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental
 data:
 Net assets, end of year
  (000s omitted)         $            $3,528,435     $1,078,777  $655,975  $83,487
___________________________________________________________________________________
===================================================================================
Ratio of expenses to
 average net assets:
 With fee waivers                   %       0.17%(b)       0.17%     0.16%    0.15%
-----------------------------------------------------------------------------------
 Without fee waivers                %       0.29%(b)       0.28%     0.28%    0.28%
___________________________________________________________________________________
===================================================================================
Ratio of net investment
 income to average net
 assets                             %       5.96%(b)       4.94%     5.51%    5.38%
___________________________________________________________________________________
===================================================================================

(a) Not annualized for periods less than one year.

(b) Ratios are based on average net assets of [$             ].

(c) Annualized.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to the Cash Management Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
Except for those individual participants in the sharesave plan (for whom there is no minimum), the minimum initial investment in the Cash Management Class is $1 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

 Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to the time the net asset value is next determined on that business day of the fund. Purchase orders received after 5:00 p.m., Eastern time (the final net asset value calculation of any business day) will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.

 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Cash Management Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Cash Management Class will be sent to you.
 You may place an order for the purchase of shares of the Cash Management Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Cash Management Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Cash Management Class are normally made through a customer's institution.
 You may request a redemption by calling the transfer agent at (800) 877-7745, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

 Payment for redemption orders will normally be made within [ ] hours after the net asset value is calculated on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.
 If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

-------------------------------------
|THE FUND AND ITS AGENTS RESERVE    |
|THE RIGHT AT ANY TIME TO:          |
|. REJECT OR CANCEL ANY PART OF ANY |
|  PURCHASE ORDER;                  |
|. MODIFY ANY TERMS OR CONDITIONS   |
|  OF PURCHASE OF SHARES OF THE     |
|  FUND; OR                         |
|. WITHDRAW ALL OR ANY PART OF THE  |
|  OFFERING MADE BY THIS            |
|  PROSPECTUS.                      |
-------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of [[ ]:00 a.m., [ ]:00 p.m. and] 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire redemption proceeds within [ ] hours after the net asset value is calculated. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.


TAXES
Dividends and distributions received by shareholders are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.
 Any long-term or short-term capital gains realized from redemptions of the shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:           A I M Fund Services, Inc.
                   P. O. Box 0843
                   Houston, TX 77001-0843

BY TELEPHONE:      (800) 877-7745



ON THE INTERNET:   You can send us a request by e-mail


                   or download prospectuses, annual or semiannual reports via our website: http://www.aimfunds.com

--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------------
| Liquid Assets Portfolio,                    |
| a series of Short-Term Investments Co.      |
| SEC 1940 Act file number: 811-7892          |
-----------------------------------------------

[AIM LOGO APPEARS HERE]     www.aimfunds.com       INVEST WITH DISCIPLINE

--Registered Trademark--                          --Registered Trademark--

LIQUID ASSETS PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

INSTITUTIONAL CLASS
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PROSPECTUS

JANUARY 1, 2002


                                This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

                                As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                An investment in the fund:
                                 .is not FDIC insured;
                                 .may lose value; and
                                 .is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]         INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Purchasing Shares                      A-1
Redeeming Shares                       A-1
Pricing of Shares                      A-2
Taxes                                  A-2
OBTAINING ADDITIONAL INFORMATIONBack Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

 . securities issued by the U.S. government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

 The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

 Foreign securities have additional risks, including political and economic upheavel, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Institutional Class shares. The Institutional Class shares are not subject to sales loads.


                                       YEAR            ANNUAL
                                       ENDED            TOTAL
                                    DECEMBER 31        RETURNS
                                    -----------        -------
                                       1994             4.37%
                                       1995             6.08%
                                       1996             5.52%
                                       1997             5.67%
                                       1998             5.61%
                                       1999             5.24%
                                       2000             [   %]

 The Institutional Class shares' year-to-date total return as of September 30,
2001 was [    %].


 During the periods shown in the bar chart, the highest quarterly return was [1.52%] (quarter ended [June 30, 1995]), and the lowest quarterly return was [0.84%] (quarter ended [March 31, 1994]).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                    SINCE   INCEPTION
December 31, 2000)   1 YEAR   5 YEARS   INCEPTION   DATE
-----------------------------------------------------------
Institutional Class  [    %]  [     %]    [    %] 11/04/93
-----------------------------------------------------------


Institutional Class shares' seven-day yield on December 31, 2000 was [     %].
For the current seven-day yield, call (800) 659-1005.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              INSTITUTIONAL CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)         None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES/1/
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             INSTITUTIONAL CLASS
-----------------------------------------------------------
Management Fees(2)                   0.15%
Distribution and/or Service
(12b-1) Fees                        None

Other Expenses                      0.04

Total Annual Fund
Operating Expenses                  0.19
-----------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as that shown in the table.


(2) The investment advisor has agreed to limit Management Fees to 0.075%. The expense limitation may be terminated at any time. Total Annual Fund Operating Expenses, net of this agreement, are [0.09%].


You may also be charged a transaction or other fee by the financial institution managing your account.
EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                     1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------
Institutional Class  [$  ]   [$  ]  [$   ]   [$   ]
----------------------------------------------------

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended August 31, 2001, the advisor received compensation of [0.06%] of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Institutional Class of the fund is intended for use primarily by institutions, particularly banks. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Institutional Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Institutional Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Institutional Class; providing periodic statements showing a client's account balance in shares of the Institutional Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


 The Institutional Class is designed to be a convenient and economical way in which to invest short-term cash reserves in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

 Investors in the Institutional Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Institutional Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends [once] on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.


 Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.


CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.



                                          INSTITUTIONAL CLASS
                         --------------------------------------------------------------
                                         YEAR ENDED AUGUST 31,
                           2001        2000            1999        1998        1997
---------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $          $      1.00     $     1.00  $     1.00  $     1.00
---------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                     0.06           0.05        0.06        0.05
---------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income                       (0.06)         (0.05)      (0.06)      (0.05)
---------------------------------------------------------------------------------------
Net asset value, end of
 period                  $          $      1.00     $     1.00  $     1.00  $     1.00
---------------------------------------------------------------------------------------
=======================================================================================
Total return                      %        6.12%          5.17%       5.74%       5.58%
---------------------------------------------------------------------------------------
=======================================================================================
Ratios/supplemental
 data:
Net assets, end of year
 (000s omitted)          $          $17,353,163     $4,541,935  $3,097,539  $3,787,357
---------------------------------------------------------------------------------------
=======================================================================================
Ratio of expenses to
 average net assets:
 With fee waivers                 %        0.09%(a)       0.09%       0.08%       0.06%
---------------------------------------------------------------------------------------
 Without fee waivers              %        0.19%(a)       0.18%       0.18%       0.18%
---------------------------------------------------------------------------------------
=======================================================================================
Ratio of net investment
 income to average net
 assets                           %        6.04%(a)       5.02%       5.59%       5.46%
---------------------------------------------------------------------------------------
=======================================================================================


(a) Ratios are based on average net assets of [$              ].

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

PURCHASING SHARES
The minimum initial investment in the Institutional Class is $10 million. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

 Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to the time the net asset value is next determined on that business day of the fund. Purchase orders received after 5:00 p.m. Eastern time (the final net asset value calculation of any business day) will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order. Subsequent purchases of shares of the fund may also be made via AIM LINK(R) Remote, a personal computer application software product.

 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Institutional Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Institutional Class will be sent to you.
 You may place an order for the purchase of shares of the Institutional Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Institutional Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Institutional Class are normally made through a customer's institution.
 You may request a redemption by calling the transfer agent at (800) 659-1005, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

 Payment for redemption orders will normally be made within [ ] hours after the net asset value is calculated on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND
 If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.
 If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

-------------------------------------
|THE FUND AND ITS AGENTS RESERVE    |
|THE RIGHT AT ANY TIME TO:          |
|. REJECT OR CANCEL ANY PART OF ANY |
|  PURCHASE ORDER;                  |
|. MODIFY ANY TERMS OR CONDITIONS   |
|  OF PURCHASE OF SHARES OF THE     |
|  FUND; OR                         |
|. WITHDRAW ALL OR ANY PART OF THE  |
|  OFFERING MADE BY THIS            |
|  PROSPECTUS.                      |
 ------------------------------------

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of [[ ]:00 a.m., [ ]:00 p.m. and] 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire redemption proceeds within [ ] hours after the net asset value is calculated. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
Dividends and distributions received by shareholders are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.
 Any long-term or short-term capital gains realized from redemptions of the shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0841

BY TELEPHONE:    (800) 659-1005

ON THE INTERNET: You can send us a request by e-mail or
                 download prospectuses, annual or semiannual reports via our website: HTTP://WWW.AIMFUNDS.COM



--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


-----------------------------------------------
| Liquid Assets Portfolio, a series of Short- |
| Term Investments Co.                        |

| SEC 1940 Act file number: 811-7892          |
-----------------------------------------------




[AIM LOGO APPEARS HERE]  www.aimfunds.com    [  ]      INVEST WITH DISCIPLINE


--Registered Tradmark--                             --Registered Trademark--

LIQUID ASSETS PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PERSONAL INVESTMENT CLASS
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PROSPECTUS

JANUARY 1, 2002


                                This prospectus contains important information about the Personal Investment Class of the fund. Please read it before investing and keep it for future reference.

                                As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                An investment in the fund:
                                 . is not FDIC insured;
                                 . may lose value; and
                                 . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]          INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-1
Pricing of Shares                      A-2
Taxes                                  A-2

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.










No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

 . securities issued by the U.S. government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

When-issued and delayed delivery securities are not subject to the foregoing 60 day maturity limitation.

 The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

 Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Personal Investment Class shares. The Personal Investment Class shares are not subject to sales loads.





                YEAR            ANNUAL
                ENDED            TOTAL
             DECEMBER 31        RETURNS
             -----------        -------
                2000             [   %]



 Personal Investment Class shares' year-to-date total return as of September 30, 2001 was [3.53%].


 During the period shown in the bar chart, the highest quarterly return was [1.52%] (quarter ended [June 30, 1995]), and the lowest quarterly return was [0.84%] (quarter ended [March 31, 1994]).


PERFORMANCE TABLE

The following performance table reflects the performance of the Personal Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended              SINCE   INCEPTION
December 31, 2000)         1 YEAR INCEPTION   DATE
-----------------------------------------------------
Personal Investment Class   --       --     01/04/99
-----------------------------------------------------


Personal Investment Class shares' seven-day yield on December 31, 2000 was
[    %]. For the current seven-day yield, call (800) 877-4744.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              PERSONAL INVESTMENT CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)            None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES/1/
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             PERSONAL INVESTMENT CLASS
-----------------------------------------------------------
Management Fees                         0.15%

Distribution and/or Service
(12b-1) Fees                            0.75

Other Expenses                          0.04

Total Annual Fund
Operating Expenses/2/                   0.94
-----------------------------------------------------------


/1/There is no guarantee that actual expenses will be the same as that shown in the table.


/2/The distributor has agreed to waive 0.25% of the Rule 12b-1 distribution fee. The investment advisor has agreed to limit Management Fees to 0.075%. The waivers and/or expense limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are [0. %].


 As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.
 You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------------
Personal Investment Class  [$  ]  [$   ]  [$   ]  [$     ]
----------------------------------------------------------

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2001, the advisor received compensation of 0.06% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Personal Investment Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


 The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

 Investors in the Personal Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Personal Investment Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends [once] on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.


 Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.


CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.



                                                PERSONAL INVESTMENT CLASS
                                           -----------------------------------
                                                                   FOR THE
                                                                   PERIOD
                                                                 JANUARY 4,
                                                                    1999
                                             YEAR ENDED            THROUGH
                                             AUGUST 31,          AUGUST 31,
                                           -----------------     ------------
                                            2001     2000           1999
------------------------------------------------------------------------------
Net asset value, beginning of period               $    1.00       $  1.00
------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                  0.05          0.01
------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income                  (0.05)        (0.01)
==============================================================================
Net asset value, end of period                     $    1.00       $  1.00
______________________________________________________________________________
==============================================================================
Total return(a)                                         5.60%         2.94%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of year (000s omitted)             $  14,179       $   994
------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers                                       0.59%(b)      0.59%(c)
------------------------------------------------------------------------------
 Without fee waivers                                    0.94%(b)      0.93%(c)
______________________________________________________________________________
==============================================================================
Ratio of net investment income to average
 net assets                                             5.54%(b)      4.52%(c)
______________________________________________________________________________
==============================================================================

(a) Not annualized for periods less than one year.

(b) Ratios are based on average net assets of [$        ].

(c) Annualized.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to the Personal Investment Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Personal Investment Class is $1,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

 Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to the time the net asset value is next determined on that business day of the fund. Purchase orders received after 5:00 p.m. Eastern time (the final net asset value calculation of any business day) will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.

 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Personal Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Personal Investment Class will be sent to you.
 You may place an order for the purchase of shares of the Personal Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Personal Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Personal Investment Class are normally made through a customer's institution.
 You may request a redemption by calling the transfer agent at (800) 877-4744, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

 Payment for redemption orders will normally be made within [ ] hours after the net asset value is calculated on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.
 If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

-------------------------------------
|THE FUND AND ITS AGENTS RESERVE    |
|THE RIGHT AT ANY TIME TO:          |
|. REJECT OR CANCEL ANY PART OF ANY |
|  PURCHASE ORDER;                  |
|. MODIFY ANY TERMS OR CONDITIONS   |
|  OF PURCHASE OF SHARES OF THE     |
|  FUND; OR                         |
|. WITHDRAW ALL OR ANY PART OF THE  |
|  OFFERING MADE BY THIS            |
|  PROSPECTUS.                      |
-------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of [[ ]:00 a.m., [ ]:00 p.m. and]5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire redemption proceeds within [ ] hours after the net asset value is calculated. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.


TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.
 Any long-term or short-term capital gains realized from redemptions of the shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 0843
                  Houston, TX 77001-0843

BY TELEPHONE:     (800) 877-4744


ON THE INTERNET:  You can send us a request by e-mail or download prospectus, annual or semiannual reports via our website: http://www.aimfunds.com

--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

 -------------------------------------
 |Liquid Assets Portfolio, a series  |
 |of Short-Term Investments Co.      |
 |SEC 1940 Act file number: 811-7892 |
 -------------------------------------



[AIM LOGO APPEARS HERE]  www.aimfunds.com     [  ]      INVEST WITH DISCIPLINE


--Registered Trademark--                               --Registered Trademark--

LIQUID ASSETS PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PRIVATE INVESTMENT CLASS
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PROSPECTUS

JANUARY 1, 2002


                                This prospectus contains important information about the Private Investment Class of the fund. Please read it before investing and keep it for future reference.

                                As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                An investment in the fund:
                                 . is not FDIC insured;
                                 . may lose value; and
                                 . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]          INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-1
Pricing of Shares                      A-2
Taxes                                  A-2

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

 . securities issued by the U.S. government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

 The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

 Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Private Investment Class shares. The Private Investment Class shares are not subject to sales loads.




                                           YEAR            ANNUAL
                                           ENDED            TOTAL
                                        DECEMBER 31        RETURNS
                                        -----------        -------
                                           1997             5.36%
                                           1998             5.30%
                                           1999             4.92%
                                           2000             [   %]

 The Private Investment Class shares' year-to-date total return as of September 30, 2001 was [3.30%].


 During the periods shown in the bar chart, the highest quarterly return was
[    %] (quarter ended [December 31, 1997]), and the lowest quarterly return was [1.23%] (quarter ended [December 31, 1998]).


PERFORMANCE TABLE

The following performance table reflects the performance of Private Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended               SINCE   INCEPTION
December 31, 2000)        1 YEAR   INCEPTION   DATE
------------------------------------------------------
Private Investment Class  [    %]    [    %] 02/16/96
------------------------------------------------------


Private Investment Class shares' seven-day yield on December 31, 2000 was
[   %]. For the current seven-day yield, call (800) 877-7748.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              PRIVATE INVESTMENT CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)            None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             PRIVATE INVESTMENT CLASS
-----------------------------------------------------------
Management Fees                        0.15%

Distribution and/or Service
(12b-1) Fees                           0.50

Other Expenses                         0.04

Total Annual Fund
Operating Expenses(2)                  0.69


--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as that shown in the table.


(2) The distributor has agreed to waive 0.20% of the Rule 12b-1 distribution fee. The investment advisor has agreed to limit Management Fees to 0.075%. The waivers and/or expense limitations may be terminated at any time. Total
    Annual Fund Operating Expenses, net of these agreements, are [    %].


As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.
 You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------
Private Investment Class  [$  ]  [$   ]  [$   ]   [$   ]
---------------------------------------------------------

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2001, the advisor received compensation of 0.06% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Private Investment Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


 The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

 Investors in the Private Investment Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Private Investment Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends [once] on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.


 Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.


CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.




                                      PRIVATE INVESTMENT CLASS
                             --------------------------------------------------
                                       YEAR ENDED AUGUST 31,
                               2001      2000         1999     1998     1997
-------------------------------------------------------------------------------
Net asset value, beginning
 of period                   $         $   1.00     $   1.00  $  1.00  $  1.00
-------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                     0.06         0.05     0.05     0.05
-------------------------------------------------------------------------------
Less distributions from net
 investment income                        (0.06)       (0.05)   (0.05)   (0.05)
===============================================================================
Net asset value, end of
 period                      $         $   1.00     $   1.00  $  1.00  $  1.00
_______________________________________________________________________________
===============================================================================
Total return(a)                      %     5.81%        4.85%    5.43%    5.27%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of year
 (000s omitted)              $         $952,177     $266,031  $70,058  $70,856
_______________________________________________________________________________
===============================================================================
Ratio of expenses to
 average net assets:
 With fee waivers                    %     0.39%(b)     0.39%    0.38%    0.36%
-------------------------------------------------------------------------------
 Without fee waivers                 %     0.69%(b)     0.68%    0.68%    0.68%
_______________________________________________________________________________
===============================================================================
Ratio of net investment
 income to average net
 assets                              %     5.74%(b)     4.72%    5.29%    5.16%
_______________________________________________________________________________
===============================================================================

(a) Not annualized for periods less than one year.

(b) Ratios are based on average net assets of [$         ].

(c) Annualized.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


The fund currently offers seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to the Private Investment Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Private Investment Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

 Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to the time the net asset value is next determined on that business day of the fund. Purchase orders received after 5:00 p.m. Eastern time (the final net asset value calculation of any business day) will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order. Subsequent purchases of shares of the fund may also be made via AIM LINK(R) Remote, a personal computer application software product.

 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Private Investment Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Private Investment Class will be sent to you.
 You may place an order for the purchase of shares of the Private Investment Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Private Investment Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
 You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Private Investment Class are normally made through a customer's institution.
 You may request a redemption by calling the transfer agent at (800) 877-7748, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

 Payment for redemption orders will normally be made within [ ] hours after the net asset value is calculated on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

 If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

-------------------------------------
|THE FUND AND ITS AGENTS RESERVE    |
|THE RIGHT AT ANY TIME TO:          |
|. REJECT OR CANCEL ANY PART OF ANY |
|  PURCHASE ORDER;                  |
|. MODIFY ANY TERMS OR CONDITIONS   |
|  OF PURCHASE OF SHARES OF THE     |
|  FUND; OR                         |
|. WITHDRAW ALL OR ANY PART OF THE  |
|  OFFERING MADE BY THIS            |
|  PROSPECTUS.                      |
-------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of [[ ]:00 a.m., [ ]:p.m. and ]5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire redemption proceeds within [ ] hours after the net asset value is calculated. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.


TAXES
Dividends and distributions received by shareholders are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.
 Any long-term or short-term capital gains realized from redemptions of the shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:             A I M Fund Services, Inc.
                     P. O. Box 0843
                     Houston, TX 77001-0843

BY TELEPHONE:        (800) 877-7748



 ON THE INTERNET: You can send us a request by e-mail
                     or download prospectuses, annual or semiannual reports via our website: http://www.aimfunds.com

--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

 ---------------------------------------------
 |Liquid Assets Portfolio, a series of Short-|
 |Term Investments Co.                       |

 |SEC 1940 Act file number: 811-7892         |
 ---------------------------------------------



[AIM LOGO APPEARS HERE]      www.aimfunds.com         INVEST WITH DISCIPLINE

--Registered Trademark--                             --Registered Trademark--

LIQUID ASSETS PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

RESERVE CLASS
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PROSPECTUS

JANUARY 1, 2002


                                This prospectus contains important information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

                                As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                An investment in the fund:

                                 . is not FDIC insured;

                                 . may lose value; and

                                 . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]          INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4
Financial Highlights                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-1
Pricing of Shares                      A-2
Taxes                                  A-2

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

 . securities issued by the U.S. government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

 The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

 Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Institutional Class shares. Neither the Reserve Class shares nor the Institutional Class shares are subject to sales loads.



                                     YEAR            ANNUAL
                                     ENDED            TOTAL
                                  DECEMBER 31        RETURNS
                                  -----------        -------
                                     1994             4.37%
                                     1995             6.08%
                                     1996             5.52%
                                     1997             5.67%
                                     1998             5.61%
                                     1999             5.24%
                                     2000             [   %]


 The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Reserve Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Reserve Class has higher expenses.

 The Institutional Class and the Reserve Class shares' year-to-date total return as of September 30, 2001 was [3.53%] and [2.92%], respectively.


 During the periods shown in the bar chart, Institutional Class' highest quarterly return was [1.52%] (quarter ended [June 30, 1995]), and the lowest quarterly return was [0.84%] (quarter ended [March 31, 1994]).


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                SINCE   INCEPTION
December 31, 2000)   1 YEAR 5 YEARS INCEPTION   DATE
-------------------------------------------------------
Institutional Class  [   ]   [   ]    [   ]%  11/04/93
-------------------------------------------------------
Reserve Class           --      --       --   01/14/00
-------------------------------------------------------


Reserve Class shares' seven-day yield on December 31, 2000 was [ %]. For the current seven-day yield, call (800) 417-8837.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              RESERVE CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                   None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)      None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             RESERVE CLASS
-----------------------------------------------------------
Management Fees                  0.15%

Distribution and/or Service
(12b-1) Fees                     1.00

Other Expenses                   0.04
Total Annual Fund
Operating Expenses(2)            1.19


--------------------------------------------------------------------------------

/1/There is no guarantee that actual expenses will be the same as that shown in the table.


/2/The distributor has agreed to waive 0.20% of the Rule 12b-1 distribution fee. The investment advisor has agreed to limit Management Fees to 0.075%. The waivers and/or expense limitations may be terminated at any time. Total Annual Fund Operating Expenses, net of these agreements, are [0.89%].


As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.
 You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


               1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------
Reserve Class  [$   ] [$   ]  [$   ]  [$     ]
----------------------------------------------

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2001, the advisor received compensation of 0.06% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Reserve Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


 The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

 Investors in the Reserve Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Reserve Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends [once] on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.


 Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.


CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.




                                                       RESERVE CLASS
                                               -----------------------------
                                                            FOR THE PERIOD
                                               YEAR ENDED  JANUARY 14, 2000
                                               AUGUST 31, THROUGH AUGUST 31,
                                                  2001           2000
----------------------------------------------------------------------------
Net asset value, beginning of period             $              $ 1.00
----------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                            0.03
----------------------------------------------------------------------------
Less distributions from net investment income                    (0.03)
============================================================================
Net asset value, end of period                   $              $ 1.00
____________________________________________________________________________
============================================================================
Total return(a)                                        %          3.48%
____________________________________________________________________________
============================================================================
Ratios/supplemental data:
Net assets, end of year (000s omitted)           $              $2,495
____________________________________________________________________________
============================================================================
Ratio of expenses to average net assets:
 With fee waivers                                      %          0.89%(b)
----------------------------------------------------------------------------
 Without fee waivers                                   %          1.19%(b)
____________________________________________________________________________
============================================================================
Ratio of net investment income to average net
 assets                                                %          5.24%(b)
____________________________________________________________________________
============================================================================

(a) Not annualized for periods less than one year.

(b) Ratios are annualized and based on average net assets of [$       ].

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to the Reserve Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Reserve Class is $1,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

 Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to the time the net asset value is next determined on that business day of the fund. Purchase orders received after 5:00 p.m. Eastern time (the final net asset value calculation of any business day) will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.

 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Reserve Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Reserve Class will be sent to you.
 You may place an order for the purchase of shares of the Reserve Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Reserve Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Reserve Class are normally made through a customer's institution.
 You may request a redemption by calling the transfer agent at (800) 417-8837, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

 Payment for redemption orders will normally be made within [ ] hours after the net asset value is calculated on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

REDEMPTIONS BY THE FUND
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.
 If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

------------------------------------
|THE FUND AND ITS AGENTS RESERVE   |
|THE RIGHT AT ANY TIME TO:         |
|. REJECT OR CANCEL ANY PART OF ANY|
|  PURCHASE ORDER;                 |
|. MODIFY ANY TERMS OR CONDITIONS  |
|  OF PURCHASE OF SHARES OF THE    |
|  FUND; OR                        |
|. WITHDRAW ALL OR ANY PART OF THE |
|  OFFERING MADE BY THIS           |
|  PROSPECTUS.                     |
------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of [[ ]:00 a.m., [ ]:00 p.m. and]5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire redemption proceeds within [ ] hours after the net asset value is calculated. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.


TAXES
Dividends and distributions received by shareholders are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.
 Any long-term or short-term capital gains realized from redemptions of the shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 0843
                  Houston, TX 77001-0843

BY TELEPHONE:     (800) 417-8837

ON THE INTERNET:  You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                  HTTP://WWW.AIMFUNDS.COM



--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

 ---------------------------------------------
 |Liquid Assets Portfolio, a series of Short-|
 |Term Investments Co.                       |

 |SEC 1940 Act file number: 811-7892         |
 ---------------------------------------------




[AIM LOGO APPEARS HERE]   www.aimfunds.com      [ ]      INVEST WITH DISCIPLINE


--Registered Trademark--                              --Registered Trademark--

LIQUID ASSETS PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

RESOURCE CLASS
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PROSPECTUS

JANUARY 1, 2002


                                This prospectus contains important information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

                                As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                An investment in the fund:
                                 . is not FDIC insured;
                                 . may lose value; and
                                 . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]          INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3

FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-1
Pricing of Shares                      A-2
Taxes                                  A-2

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

 . securities issued by the U.S. government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

 The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

 Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Resource Class shares. The Resource Class shares are not subject to sales loads.


                                    YEAR            ANNUAL
                                    ENDED            TOTAL
                                 DECEMBER 31        RETURNS
                                 -----------        -------
                                    1997             5.46%
                                    1998             5.40%
                                    1999             5.03%
                                    2000             [   %]

 The Resource Class shares' year-to-date total return as of September 30, 2001 was [3.38%].


 During the periods shown in the bar chart, the highest quarterly return was [1.37%] (quarter ended [December 31, 1997]), and the lowest quarterly return was [1.26%] (quarter ended [December 31, 1998]).


PERFORMANCE TABLE

The following performance table reflects the performance of Resource Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -



(for the periods ended        SINCE   INCEPTION
December 31, 2000)  1 YEAR   INCEPTION   DATE
-----------------------------------------------
Resource Class       [    %]   [    %] 09/23/96
-----------------------------------------------


Resource Class shares' seven-day yield on December 31, 2000 was [    %]. For
the current seven-day yield, call (800) 246-3426.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              RESOURCE CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                    None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)       None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             RESOURCE CLASS
-----------------------------------------------------------
Management Fees                   0.15%

Distribution and/or Service
(12b-1) Fees                      0.20

Other Expenses                    0.04

Total Annual Fund
Operating Expenses(2)             0.39
-----------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The investment advisor has agreed to limit Management Fees to 0.075%. The expense limitation may be terminated at any time. Total Annual Fund Operating Expenses, net of this agreement, are [ . %]


You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-----------------------------------------------
Resource Class  [$  ]  [$   ]  [$   ]   [$   ]
-----------------------------------------------

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2001, the advisor received compensation of 0.06% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Resource Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


 The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

 Investors in the Resource Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Resource Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends [once] on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.


 Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.


CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.



                                             RESOURCE CLASS
                         -------------------------------------------------------------
                                                                      FOR THE PERIOD
                                                                    SEPTEMBER 23, 1996
                                YEAR ENDED AUGUST 31,                    THROUGH
                         -----------------------------------------  ------------------
                          2001       2000          1999     1998           1997
--------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $        $     1.00     $   1.00  $  1.00       $  1.00
--------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                  0.06         0.05     0.05          0.05
--------------------------------------------------------------------------------------
Less distributions from
 net investment income                 (0.06)       (0.05)   (0.05)        (0.05)
--------------------------------------------------------------------------------------
Net asset value, end of
 period                  $        $     1.00     $   1.00  $  1.00       $  1.00
--------------------------------------------------------------------------------------
======================================================================================
Total return(a)                 %       5.91%        4.96%    5.53%         5.04%
--------------------------------------------------------------------------------------
======================================================================================
Ratios/supplemental
 data:
Net assets, end of year
 (000s omitted)          $        $1,102,431     $306,758  $86,041       $80,510
--------------------------------------------------------------------------------------
======================================================================================
Ratio of expenses to
 average net assets:
 With fee waivers               %       0.29%(b)     0.29%    0.28%         0.27%(c)
--------------------------------------------------------------------------------------
 Without fee waivers            %       0.39%(b)     0.38%    0.38%         0.39%(c)
--------------------------------------------------------------------------------------
======================================================================================
Ratio of net investment
 income to average net
 assets                         %       5.84%(b)     4.82%    5.40%         5.34%(c)
--------------------------------------------------------------------------------------
======================================================================================

(a) Not annualized for periods less than one year.

(b) Ratios are based on average net assets of [$           ]

(c) Annualized.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.


DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to the Resource Class that allows the fund to pay distribution fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Resource Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

 Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to the time the net asset value is next determined on that business day of the fund. Purchase orders received after 5:00 p.m. Eastern time (the final net asset value calculation of any business day) will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order. Subsequent purchases of shares of the fund may also be made via AIM LINK(R) Remote, a personal computer application software product.

 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Resource Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Resource Class will be sent to you.
 You may place an order for the purchase of shares of the Resource Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Resource Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Resource Class are normally made through a customer's institution.
 You may request a redemption by calling the transfer agent at (800) 246-3426, or by using AIM LINK--Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

 Payment for redemption orders will normally be made within [ ] hours after the net asset value is calculated on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.
 If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

-------------------------------------
|THE FUND AND ITS AGENTS RESERVES   |
|THE RIGHT AT ANY TIME TO:          |
|. REJECT OR CANCEL ANY PART OF ANY |
|  PURCHASE ORDER;                  |
|. MODIFY ANY TERMS OR CONDITIONS   |
|  OF PURCHASE OF SHARES OF THE     |
|  FUND; OR                         |
|. WITHDRAW ALL OR ANY PART OF THE  |
|  OFFERING MADE BY THIS            |
|  PROSPECTUS.                      |
-------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of [[ ]:00 a.m., [ ]:00 p.m. and] 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will normally wire redemption proceeds within [ ] hours after the net asset value is calculated. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
Dividends and distributions received by shareholders are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.
 Any long-term or short-term capital gains realized from redemptions of the shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                               ---------------
                               |LIQUID ASSETS|
                               |  PORTFOLIO  |
                               ---------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 246-3426

ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our web site:
                 HTTP://WWW.AIMFUNDS.COM



--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

 ---------------------------------------------
 |Liquid Assets Portfolio, a series of Short-|
 |Term Investments Co.                       |

 |SEC 1940 Act file number: 811-7892         |
 ---------------------------------------------



[AIM LOGO APPEARS HERE]  www.aimfunds.com    [  ]      INVEST WITH DISCIPLINE


--Registered Trademark--                              --Registered Trademark--

                          ---------------------------
                          | LIQUID ASSETS PORTFOLIO |
                          ---------------------------

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SWEEP CLASS
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PROSPECTUS

JANUARY 1, 2002


                               This prospectus contains important information about the Sweep Class of the fund. Please read it before investing and keep it for future reference.

                               As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                               There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                               An investment in the fund:

                                . is not FDIC insured;

                                . may lose value; and

                                . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]         INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                          ---------------------------
                          | LIQUID ASSETS PORTFOLIO |
                          ---------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                    1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                  2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                     2
Performance Table                        2

FEE TABLE AND EXPENSE EXAMPLE            3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                3
Expense Example                          3
FUND MANAGEMENT                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                              4
Advisor Compensation                     4

OTHER INFORMATION                        4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                4
Dividends and Distributions              4

FINANCIAL HIGHLIGHTS                     5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees  A-1
Purchasing Shares                      A-1
Redeeming Shares                       A-1
Pricing of Shares                      A-2
Taxes                                  A-2

OBTAINING ADDITIONAL INFORMATION Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ---------------------------
                          | LIQUID ASSETS PORTFOLIO |
                          ---------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------
The Liquid Assets Portfolio (the fund) is a series of Short-Term Investments
Co. The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.

 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

 . securities issued by the U.S. government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

 The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 with respect to, for example, quality, maturity and diversification of investments, under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

 Foreign securities have additional risks, including political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

                          ---------------------------
                          | LIQUID ASSETS PORTFOLIO |
                          ---------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither the Sweep Class shares nor the Institutional Class shares are subject to sales loads.

                                      YEAR             ANNUAL
                                      ENDED             TOTAL
                                  DECEMBER 31         RETURNS
                                  -----------         -------
                                      1994              4.37%
                                      1995              6.08%
                                      1996              5.52%
                                      1997              5.67%
                                      1998              5.61%
                                      1999              5.24%
                                      2000              6.52%

 The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Sweep Class has higher expenses. As of the date of this prospectus, the Sweep Class has not yet commenced operations.

 During the periods shown in the bar chart, Institutional Class' highest quarterly return was [1.67%] (quarter ended [September 30, 2000)], and the lowest quarterly return was [0.84%] (quarter ended [March 31, 1994)].


PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended       5      SINCE   INCEPTION
December 31, 2000)   1 YEAR YEAR  INCEPTION   DATE
-----------------------------------------------------
Institutional Class   6.52% 5.71%   5.53%   11/04/93
-----------------------------------------------------

Institutional Class shares' seven-day yield on December 31, 2000 was 6.65%. Once the Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 301-6246.

                          ---------------------------
                          | LIQUID ASSETS PORTFOLIO |
                          ---------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              SWEEP CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                  None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)     None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             SWEEP CLASS
-----------------------------------------------------------
Management Fees                 0.15%

Distribution and/or Service
(12b-1) Fees                    0.25

Other Expenses(2)               0.04

Total Annual Fund
Operating Expenses(3)           0.44


--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Other expenses are based on estimated amounts for the current fiscal year.


(3) The investment advisor has agreed to limit management fees to 0.075%. The waiver may be terminated at anytime. Total Annual Fund Operating Expenses, net of this limitation, are [0.35%.]


You may also be charged a transaction or other fee by the financial institution managing your account. Your financial institution may charge you additional fees for participation in a sweep program.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------
Sweep Class  [$45]  [$141]  [$246]   [$555]
--------------------------------------------

                          ---------------------------
                          | LIQUID ASSETS PORTFOLIO |
                          ---------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION

During the fiscal year ended August 31, 2001, the advisor received compensation of [0.06%] of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Sweep Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Sweep Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request.


 The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most institutions will perform their own subaccounting.

 Investors in the Sweep Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Sweep Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends [once] on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.


 Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.


CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                          ---------------------------
                          | LIQUID ASSETS PORTFOLIO |
                          ---------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

 The information for the fiscal year 2001 has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors of the fund, see the Statement of Additional Information.



 As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.


                                           INSTITUTIONAL CLASS
                                        ------------------------------------------------
                                          YEAR ENDED AUGUST 31,
                            2001        2000            1999        1998        1997
----------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $           $      1.00     $     1.00  $     1.00  $     1.00
----------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income                      0.06           0.05        0.06        0.05
----------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income                        (0.06)         (0.05)      (0.06)      (0.05)
=======================================================================================
Net asset value, end of
 period                  $           $      1.00     $     1.00  $     1.00  $     1.00
________________________________________________________________________________________
========================================================================================
Total return                       %        6.12%          5.17%       5.74%       5.58%
________________________________________________________________________________________
========================================================================================
Ratios/supplemental
 data:
Net assets, end of year
 (000s omitted)          $           $17,353,163     $4,541,935  $3,097,539  $3,787,357
________________________________________________________________________________________
========================================================================================
Ratio of expenses to
 average net assets:
 With fee waivers                  %        0.09%(a)       0.09%       0.08%       0.06%
----------------------------------------------------------------------------------------
 Without fee waivers               %        0.19%(a)       0.18%       0.18%       0.18%
________________________________________________________________________________________
========================================================================================
Ratio of net investment
 income to average net
 assets                            %        6.04%(a)       5.02%       5.59%       5.46%
________________________________________________________________________________________
========================================================================================


(a) Ratios are based on average net assets of [$              .]

                        ---------------------------
                        | LIQUID ASSETS PORTFOLIO |
                        ---------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to the Sweep Class that allows the fund to pay distribution and service fees of 0.25% per annum to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Sweep Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.

 Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to the time the net asset value is next determined on that business day of the fund. Purchase orders received after 5:00 p.m. Eastern time (the final net asset value calculation of any business day) will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order. Subsequent purchases of shares of the fund may also be made via AIM LINK --Registered Trademark-- Remote, a personal computer application software product.

 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Sweep Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Sweep Class will be sent to you.
 You may place an order for the purchase of shares of the Sweep Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Sweep Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Sweep Class are normally made through a customer's institution.
 You may request a redemption by calling the transfer agent at (800) 301-6246, or by using AIM LINK --Registered Trademark-- Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.

 Payment for redemption orders will normally be made within [ ] hours after the net asset value is calculated on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written

                        ---------------------------
                        | LIQUID ASSETS PORTFOLIO |
                        ---------------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.
 If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

---------------------------------------
| THE FUND AND ITS AGENTS RESERVE     |
| THE RIGHT AT ANY TIME TO:           |
| . REJECT OR CANCEL ANY PART OF ANY  |
|   PURCHASE ORDER;                   |
| . MODIFY ANY TERMS OR CONDITIONS    |
|   OF PURCHASE OF SHARES OF THE      |
|   FUND; OR                          |
| . WITHDRAW ALL OR ANY PART OF THE   |
|   OFFERING MADE BY THIS             |
|   PROSPECTUS.                       |
--------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of [[ ]:00 a.m., [ ]:00 p.m. and] 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.


TIMING OF ORDERS

The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day, the fund will
normally wire redemption proceeds within [   ] hours after the net asset value
is calculated. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.


TAXES
Dividends and distributions received by shareholders are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.
 Any long-term or short-term capital gains realized from redemptions of the shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                          ---------------------------
                          | LIQUID ASSETS PORTFOLIO |
                          ---------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of
Funds --Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:          A I M Fund Services, Inc.
                  P. O. Box 0843
                  Houston, TX 77001-0843

BY TELEPHONE:     (800) 301-6246

ON THE INTERNET:  You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                  HTTP://WWW.AIMFUNDS.COM
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------
| Liquid Assets Portfolio,               |
| a series of Short-Term Investments Co. |
| SEC 1940 Act file number: 811-7892     |
------------------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com          INVEST WITH DISCIPLINE

--Registered Trademark--                                --Registered Trademark--

                                 STATEMENT OF
                            ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS CO.
                               11 Greenway Plaza
                                   Suite 100
                           Houston, Texas 77046-1173
                                (800) 659-1005

                            ----------------------


This Statement of Additional Information relates to each class of the Liquid Assets Portfolio of Short-Term Investments Co. listed below. This Statement of Additional Information is not a Prospectus, and it should be read in conjunction with the Prospectuses for the classes of the Liquid Assets Portfolio listed below. You may obtain a copy of any Prospectus for any class of the Liquid Assets Portfolio listed below by writing to:

                             Fund Management Company
                                  P.O. Box 4739
                            Houston, Texas 77046-1173
                         [or by calling (800) 659-1005]

                            ----------------------



This Statement of Additional Information, dated January 1, 2002, relates to the following Prospectuses:

                  CLASS                                     DATED
                  -----                                     -----
           Cash Management Class                       January 1, 2002
            Institutional Class                        January 1, 2002
         Personal Investment Class                     January 1, 2002
         Private Investment Class                      January 1, 2002
               Reserve Class                           January 1, 2002
              Resource Class                           January 1, 2002
                Sweep Class                            January 1, 2002

                          Short-Term Investments Co.
                      Statement of Additional Information
                                January 1, 2002

                               Table of Contents

                                                                            Page

GENERAL INFORMATION ABOUT THE COMPANY..........................................1
    Portfolio History..........................................................1
    Shares of Common Stock.....................................................1

DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS.....................2
    Classification.............................................................2
    Investment Strategies and Risks............................................2
           Foreign Investments.................................................4
           Debt Investments....................................................5
           Other Investments...................................................9
    Portfolio Policies........................................................12

MANAGEMENT OF THE COMPANY.....................................................14
    Board of Directors........................................................14
    Management Information....................................................14
    Compensation..............................................................15
    Codes of Ethics...........................................................18

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................18

INVESTMENT ADVISORY AND OTHER SERVICES........................................18
    Investment Advisor........................................................18
    Service Agreements........................................................19
    Other Service Providers...................................................19

BROKERAGE ALLOCATION AND OTHER PRACTICES......................................20
    Brokerage Transactions....................................................20
    Commissions...............................................................21
    Brokerage Selection.......................................................21
    Directed Brokerage........................................................22
    Regular Brokers or Dealers................................................22
    Allocation of Portfolio Transactions......................................22

PURCHASE, REDEMPTION AND PRICING OF SHARES....................................23
    Purchase and Redemption of Shares.........................................23
    Offering Price............................................................23
    Redemption in Kind........................................................24
    Backup Withholding........................................................24

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS......................................25

DISTRIBUTION OF SECURITIES....................................................29
    Distribution Plan.........................................................29
    Distributor...............................................................31

BANKING REGULATIONS...........................................................31

CALCULATION OF PERFORMANCE DATA...............................................32

RATINGS OF DEBT SECURITIES...................................................A-1

DIRECTORS AND OFFICERS.......................................................B-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................C-1

MANAGEMENT FEES..............................................................D-1

ADMINISTRATIVE SERVICES FEES.................................................E-1

AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN........F-1

PERFORMANCE DATA.............................................................G-1

FINANCIAL STATEMENTS..........................................................FS

                     GENERAL INFORMATION ABOUT THE COMPANY

Portfolio History

     Short-Term Investments Co. (the "Company") is a Maryland corporation which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company currently consists of three separate portfolios: Cash Assets Portfolio, Liquid Assets Portfolio and Prime Portfolio (each a "portfolio" and collectively, the "portfolios"). This Statement of Additional Information relates only to the Liquid Assets Portfolio (the "Portfolio"). Under the Articles of Incorporation of the Company, dated [May 3, 1993], as supplemented and amended, the Board of Directors is authorized to create new series of shares without the necessity of a vote of shareholders of the Company.

     The Company was originally organized on May 3, 1993, as a Maryland corporation, and had no operations prior to November 4, 1993.

Shares of Common Stock

     Shares of common stock of the Company are redeemable at their net asset value at the option of the shareholder or at the option of the Company in certain circumstances.

     The Company allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. The portfolios allocate any general expenses of the Company not readily identifiable as belonging to a particular portfolio by or under the direction of the Board of Directors, primarily on the basis of relative net assets, or other relevant factors.

     Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to such Portfolio as are declared by the Board. Liquid Assets Portfolio and Prime Portfolio offers seven separate classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Cash Assets Portfolio offers one class of shares, Institutional Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Company, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the portfolio allocable to such class.

     All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. However, on matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Company, and the holders of less than 50% of the shares voting for the election of directors will not be able to elect any directors.

     The Articles of Incorporation of the Company authorize the issuance of
413.9 billion shares with a par value of $.001 each, of which 268.5 billion shares represent an interest in the Portfolio (or class thereof), and 120.1 billion shares represent an interest in the Prime Portfolio (or class thereof), and 5 billion shares represent an interest in the Cash Assets Portfolio (or class thereof). A share of a portfolio (or class) represents an equal proportionate interest in such portfolio (or class) with each other share of that portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions for that portfolio (or class).

     The Articles of Incorporation provide that no director or officer of the Company shall be liable to the Company or its shareholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director's or officer's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Company against any liability to the Company or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties involved in the conduct of such office. The Company shall indemnify and advance expenses to its currently acting and former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Company shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may, by By-Law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents of the Company to the fullest extent permitted by the Maryland General Corporation Law.

     Each portfolio will issue share certificates upon written request to A I M Fund Services, Inc. ("AFS").


     DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

Classification

     The Company is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

Investment Strategies and Risks

     The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not use all of these techniques at any one time. The Portfolio's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objective, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy. [Shareholders will be notified before any material change in the investment policies become effective.]

     -------------------------------------------------------------------------
                            SHORT-TERM INVESTMENTS CO.
                 Summary of Securities and Investment Techniques
     -------------------------------------------------------------------------
            PORTFOLIO                     Liquid Assets Portfolio

     Security/
     Investment Technique
     ------------------------ ------------------------------------------------
                                EQUITY INVESTMENTS
     ------------------------ ------------------------------------------------
     Common Stock
     ------------------------ ------------------------------------------------
     Preferred Stock
     ------------------------ ------------------------------------------------
     Convertible Securities
     ------------------------ ------------------------------------------------
     Alternative Equity
     Securities
     ------------------------ ------------------------------------------------
                               FOREIGN INVESTMENTS
     ------------------------ ------------------------------------------------
     Foreign Securities                              X
     ------------------------ ------------------------------------------------
     Foreign Exchange
     Transactions
     ------------------------ ------------------------------------------------
                                 DEBT INVESTMENTS
     ------------------------ ------------------------------------------------
     U.S. Government                                 X
     Obligations
     ------------------------ ------------------------------------------------
     Mortgage-Backed and
     Asset-Backed Securities                         X
     ------------------------ ------------------------------------------------
     Foreign Government                              X
     Obligations
     ------------------------ ------------------------------------------------
     Bank Instruments                                X
     ------------------------ ------------------------------------------------
     Commercial Instruments                          X
     ------------------------ ------------------------------------------------
     Participation Interests                         X
     ------------------------ ------------------------------------------------
     Other Debt Obligations                          X
     ------------------------ ------------------------------------------------
     Junk Bonds
     ------------------------ ------------------------------------------------
     Municipal Securities                            X
     ------------------------ ------------------------------------------------
                                OTHER INVESTMENTS
     ------------------------ ------------------------------------------------
     REITs
     ------------------------ ------------------------------------------------
     Other Investment                                X
     Companies
     ------------------------ ------------------------------------------------
     Delayed Delivery                                X
     Transactions
     ------------------------ ------------------------------------------------
     When-Issued Securities                          X
     ------------------------ ------------------------------------------------
     Defaulted Securities
     ------------------------ ------------------------------------------------
     Municipal Forward
     Contracts
     ------------------------ ------------------------------------------------
     Variable or Floating                            X
     Rate Instruments
     ------------------------ ------------------------------------------------
     Indexed Securities                              X
     ------------------------ ------------------------------------------------
     Zero-Coupon and
     Pay-in-Kind Securities
     ------------------------ ------------------------------------------------
     Synthetic Municipal
     Instruments
     -------------------------------------------------------------------------

     -------------------------------------------------------------------------
                            SHORT-TERM INVESTMENTS CO.
                 Summary of Securities and Investment Techniques
     -------------------------------------------------------------------------
            PORTFOLIO                     Liquid Assets Portfolio

     Security/
     Investment Technique
     ------------------------ ------------------------------------------------
                              INVESTMENT TECHNIQUES
     ------------------------ ------------------------------------------------
     Short Sales
     ------------------------ ------------------------------------------------
     Margin Transactions
     ------------------------ ------------------------------------------------
     Interfund Loans                                 X
     ------------------------ ------------------------------------------------
     Lending Portfolio
     Securities
     ------------------------ ------------------------------------------------
     Repurchase Agreements                           X
     ------------------------ ------------------------------------------------
     Reverse Repurchase                              X
     Agreements
     ------------------------ ------------------------------------------------
     Dollar Rolls
     ------------------------ ------------------------------------------------
     Illiquid Securities                             X
     ------------------------ ------------------------------------------------
     Rule 144A Securities                            X
     ------------------------ ------------------------------------------------
     Unseasoned Issuers
     ------------------------ ------------------------------------------------
     Portfolio Transactions                          X
     ------------------------ ------------------------------------------------
     Standby Commitments
     ------------------------ ------------------------------------------------
                                   DERIVATIVES
     -------------------------------------------------------------------------
     Equity-Linked
     Derivatives
     ------------------------ ------------------------------------------------
     Put Options
     ------------------------ ------------------------------------------------
     Call Options
     ------------------------ ------------------------------------------------
     Straddles
     ------------------------ ------------------------------------------------
     Warrants
     ------------------------ ------------------------------------------------
     Futures Contracts and
     Options on Futures
     Contracts
     ------------------------ ------------------------------------------------
     Forward Contracts
     ------------------------ ------------------------------------------------
     Cover
     ------------------------ ------------------------------------------------

Foreign Investments
-------------------

     Foreign Securities. Foreign securities are equity or debt securities issued by issuers outside the United States. The Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 100% of its total assets in obligations issued by banks. While the Portfolio will limit its investments in bank instruments to U.S. dollar-denominated obligations, it may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligation of foreign branches of foreign banks, including time deposits.

     The Portfolio may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks having total assets of $5 billion as of the date of their most recently published financial statements. Accordingly, an investment in the Portfolio may involve risks that are different in some respects from those incurred by a investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, the possible imposition of foreign country withholding taxes on interest income payable on Eurodollar CDs or Eurodollar time deposits, and the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on Eurodollar CDs and Eurodollar time deposits.

Debt Investments
----------------

     U.S. Government Obligations. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

     Mortgage-Backed and Asset-Backed Securities -- Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies [and instrumentalities, or issued by nongovernment entities]. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA [and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.]

     [There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.]

     [Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.]

     If the Portfolio purchases a mortgage-backed [or other asset-backed] security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed [or other asset-backed] security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed [or other asset-backed] security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

     Foreign Government Obligations. These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which the Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies, or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

     Bank Instruments. The Portfolio may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. These instruments generally mature in six months or less. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

     Commercial Instruments. The Portfolio intends to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments that are denominated in U.S. dollars. Short and medium term notes are obligations that have fixed coupons and maturities that can be targeted to meet investor requirements. They are issued in the capital markets either publicly under a shelf registration pursuant to Rule 415 promulgated by the SEC, or privately without such a registration. Master notes are demand notes that permit investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may (a) fluctuate based upon changes in specified interest rates, (b) be reset periodically according to a prescribed formula or
(c) be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note on relatively short notice.

     Participation Interests. The Portfolio may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). Instead, the Portfolio will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Portfolio's rights against the Borrower and for the receipt and processing of payments due to the Portfolio under the loans. The Portfolio is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Portfolio considers participation interests to be illiquid and therefore subject to the Portfolio's percentage limitation for investments in illiquid securities.

     Other Debt Obligations. The Portfolio may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, and U.S. dollar-denominated obligations of foreign issuers. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of the Portfolio, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

     Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities deemed by AIM to be of comparable quality to such rated securities. A rated security includes a guarantee that has received a short-term rating from a NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from a NRSRO with respect to a class of debt obligations (or any debt obligation within that class). To be an Eligible Security, if a security is subject to a guarantee, the guarantee generally must have received a rating from a NRSRO or be issued by a guarantor that has received a rating with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority or security to the guarantee. [Asset backed securities, other than those substantially all of whose qualifying assets consist of obligations of one or more municipal issuers, must have received a rating from a NRSRO to be Eligible Securities.] The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.

     The Portfolio will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations ("NRSROs"), or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

     Descriptions of debt securities ratings are found in Appendix A.

     [Municipal Securities. Municipal securities include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

     Other public purposes for which municipal securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be municipal securities provided that the interests paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on municipal securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. [See "Dividends, Distributions and Tax Matters - Tax Matters."]

     The two major classifications of municipal securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with municipal securities, both within a particular classification and between classifications. The Portfolio's assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such municipal securities held by the Portfolio will vary from time to time.

     Also included in municipal securities are municipal lease obligations, which may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. The Portfolio may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Portfolio in municipal lease obligations shall be deemed illiquid and shall be valued according to the Portfolio's Procedures for Valuing Securities current at the time of such valuation.

     Municipal Securities also include the following securities:

     . Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

     . Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

     . Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

     . Tax-Exempt Commercial Paper (Municipal Paper) is identical to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

     The Portfolio also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying municipal securities.]

Other Investments
-----------------

     Other Investment Companies. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

     Delayed Delivery Transactions. Delayed delivery transactions involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery to the extent it can anticipate having available cash on settlement date.

     Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.

     When-Issued Securities. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

     Securities purchased on a when-issued basis and the securities held in the Portfolio's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued commitments, the Portfolio will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation).

     Investment in securities on a when-issued basis may increase a Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

     Variable or Floating Rate Instruments. The Portfolio may invest in U.S. Government obligations, municipal securities and corporate obligations which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by the Portfolio are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of the Portfolio. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Portfolio.

     Indexed Securities. The Portfolio may invest in indexed securities the value of which is linked to interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (principal value) or interest rates rise of fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the indexed security.

     Interfund Loans. The Portfolio may lend up to 15% of its net assets to other AIM Funds and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

     Repurchase Agreements. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase transactions are limited to a term of 365 days or less. The Portfolio may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

     The Portfolio has obtained an exemptive order from the SEC allowing it to invest its cash balance in joint accounts for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days.

     Reverse Repurchase Agreements. Reverse repurchase agreements are agreements which involve the sale of securities held by the Portfolio to financial institutions such as banks and broker-dealers, with an agreement that the Portfolio will repurchase the securities at an agreed upon price and date. The Portfolio may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions;
(ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Portfolio will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Portfolio may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Portfolio is delayed or prevented from completing the transaction.

     Illiquid Securities. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

     The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

     Rule 144A Securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Portfolios, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction of investing no more than 15% of their respective net assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Portfolio's holdings of illiquid securities to determine what, if any, action is required to assure that such Portfolio does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could increase the amount of each Portfolio's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

     Portfolio Transactions. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

Portfolio Policies

     Fundamental Restrictions. The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of the lesser of
(i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares.

     (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

     (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

     (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

     (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

     (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

     (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

     The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Directors has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which the advisor must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Directors.

     Non-Fundamental Restrictions. The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

     (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have

AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

     (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks or any AIM Advised Fund exceed 5% of the Portfolio's total assets.

     (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

     (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

     (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.


                            Management of the COMPANY

Board of Directors

     The overall management of the business and affairs of the Portfolio and the Company is vested in the Board of Directors. The Board of Directors approves all significant agreements between the Company, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio is delegated to the officers of the Company and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Company's executive officers hold similar offices with some or all of the other AIM Funds.

Management Information

     The directors and officers of the Company and their principal occupations during at least the last five years are set forth in Appendix B.

     The standing committees of the Board of Directors are the Audit Committee, the Capitalization Committee, the Investments Committee and the Committee on Directors/Trustees.

     The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Owen Daly II, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack
M. Fields, Carl Frischling (on leave of absence), Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Portfolio and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Portfolio's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Portfolio's independent accountants and management.

     The members of the Capitalization Committee are Messrs. Daly, Graham (Chair) and Pennock. The Capitalization Committee is responsible for: (i) increasing or decreasing the aggregate number of shares of any class of the Company's common stock by classifying and reclassifying the Company's authorized but unissued shares of common stock, up to the Company's authorized capital;
(ii) fixing the terms of such classified or reclassified shares of common stock; and (iii) issuing such classified or reclassified shares of common stock upon the terms set forth in the applicable portfolio's prospectuses, up to the Company's authorized capital.

     The members of the Investments Committee are Messrs. Bayley, Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

     The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested directors as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested directors; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested directors.

     The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as directors, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which directors will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

Compensation

     Each director who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

     Set forth below is information regarding compensation paid or accrued for each director of the Company who is not affiliated with AIM during the year ended December 31, 2000:

        =====================================================================================================
                                                                    Retirement
                                                 Aggregate           Benefits                Total
                                             Compensation from       Accrued             Compensation
                                                    the               by All             From All AIM
                      Director                   Company(1)        AIM Funds(2)            Funds(3)
         ----------------------------------------------------------------------------------------------------
         Frank S. Bailey(4)                                 0                0                 $105,000
         ----------------------------------------------------------------------------------------------------
         Bruce L. Crockett                         $[       ]          $60,951                  111,500
         ----------------------------------------------------------------------------------------------------
         Owen Daly II                               [       ]           97,195                  111,500
         ----------------------------------------------------------------------------------------------------
         Albert R. Dowden(5)                        [       ]              -0-                   13,435
         ----------------------------------------------------------------------------------------------------
         Edward K. Dunn, Jr.                        [       ]           22,138                  111,500
         ----------------------------------------------------------------------------------------------------
         Jack M. Fields                             [       ]           23,019                  108,500
         ----------------------------------------------------------------------------------------------------
         Carl Frischling(6)                         [       ]          107,507                  111,500
         ----------------------------------------------------------------------------------------------------
         Prema Mathai-Davis                         [       ]           22,606                  111,500
         ----------------------------------------------------------------------------------------------------
         Lewis F. Pennock                           [       ]           67,995                  111,500
         ----------------------------------------------------------------------------------------------------
         Ruth H. Quigley(4)                                 0                0                  105,500
         ----------------------------------------------------------------------------------------------------
         Louis S. Sklar                             [       ]           87,538                  111,000
         ====================================================================================================

(1) The total amount of compensation deferred by all directors of the Company during the fiscal year ended August 31, 2001, including earnings, was $[ ].

(2) During the fiscal year ended August 31, 2001, the total amount of expenses allocated to the Company in respect of such retirement benefits was $[ ].

(3) As of December 31, 2000, Mr. Bayley and Miss Quigley served as trustees of four registered investment companies advised by AIM, and all other directors who are not affiliated with AIM served as directors or trustees of twelve registered investment companies advised by AIM. All directors currently serve as directors or trustees of sixteen registered investment companies advised by AIM.

(4) Mr. Bayley and Miss Quigley were elected to serve as directors on September 28, 2001.

(5)  Mr. Dowden was elected to serve as a director on December 12, 2000.

(6) During the fiscal year ended August 31, 2001, the Company paid $[ ] in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent directors of the Company. Mr. Frischling is a partner in such firm.

Retirement Plan For Directors
-----------------------------

     The Directors have adopted a retirement plan for the Directors of the Company who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated directors.

     The retirement policy permits each non-AIM-affiliated director to serve until December 31 of the year in which the director turns 72. A majority of the Directors may extend from time to time the retirement date of a director.

     Annual retirement benefits are available to each non-AIM-affiliated director of the Company and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a director (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the director's annual retainer paid or accrued by any Covered Fund to such director during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the director. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of (i) ten or (ii) the number of such director's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased director's retirement benefits for the same length of time that the director would have received based on his or her service. A director must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

     Table #1 below shows estimated credited years of service under the Plan for each non-affiliated director as of December 31, 2000.

                                      Table #1
         ================================================================
                      Director                 Estimated Credited Years
                                                      of Service
         ----------------------------------------------------------------
                   Frank S. Bailey                        15
         ----------------------------------------------------------------
                  Bruce L. Crockett                       13
         ----------------------------------------------------------------
                    Owen Daly II                          13
         ----------------------------------------------------------------
                  Albert R. Dowden                        0
         ----------------------------------------------------------------
                 Edward K. Dunn, Jr.                      2
         ----------------------------------------------------------------
                   Jack M. Fields                         3
         ----------------------------------------------------------------
                   Carl Frischling                        23
         ----------------------------------------------------------------
                 Prema Mathai-Davis                       2
         ----------------------------------------------------------------
                  Lewis F. Pennock                        19
         ----------------------------------------------------------------
                   Ruth H. Quigley                        24
         ----------------------------------------------------------------
                   Louis S. Sklar                         11
         ================================================================

     Table #2 below shows the estimated annual benefits payable upon retirement for specified years of service.

                                       Table #2
                    =================================================
                     Annual Retainer Prior       Estimated Annual
                         to Retirement            Benefits Upon
                         Retirement                 Retirement
                    =================================================
                            $100,000                 $75,000
                    -------------------------------------------------
                             105,000                  78,750
                    -------------------------------------------------
                             110,000                  82,500
                    -------------------------------------------------
                             115,000                  86,250
                    -------------------------------------------------
                             120,000                  90,000
                    -------------------------------------------------
                             125,000                  93,750
                    =================================================

Deferred Compensation Agreements
--------------------------------

     Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Directors") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Directors have the option to elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the Deferring Directors have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Directors' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Directors' retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Director's termination of service as a director of the Company. If a Deferring Director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

Codes of Ethics

     AIM, the Company and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Company, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Company that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Information about the ownership of each class of each portfolio's shares by beneficial or record owners of such portfolio and by directors and officers as a group is found in Appendix C. A shareholder who owns beneficially 25% or more of the outstanding shares of a portfolio is presumed to "control" that portfolio.


                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

     AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 135 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Management Information" herein.

     As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.

     AIM, at its own expense, furnishes to the Company office space and facilities. AIM furnishes to the Company all personnel for managing the affairs of the Company and each of its series of shares.

     Pursuant to its advisory agreement with the Company, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:

--------------------------------------------------------------------------------
                    Fund Name              Net Assets            Annual Rate
--------------------------------------------------------------------------------
Liquid Assets Portfolio             All Assets                       0.15%
--------------------------------------------------------------------------------

     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

     AIM has voluntarily agreed, effective July 1, 2001, to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio Investment of uninvested cash in an Affiliated Money Market Fund. See "Other Investments - Other Investment Companies."

     The management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio for the last three fiscal years ended
August 31, are found in Appendix D.

Service Agreements

     Administrative Services Agreement. AIM and the Company have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Company's Board of Directors, including the independent directors, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board of Directors. Currently, AIM is reimbursed for the services of the Company's principal financial officer and her staff, and any expenses related to fund accounting services.

     Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended August 31 are found in Appendix E.

Other Service Providers

     Transfer Agent. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Portfolio.

     The Transfer Agency and Service Agreement between the Company and AFS provides that AFS will perform certain shareholder services for the Portfolio. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Portfolio; maintain shareholder accounts and provide shareholders with information regarding the Portfolio and its accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

     Sub-Accounting. The Company and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Company or FMC for these sub-accounting services. In addition, shareholders utilizing certain versions of AIM LINK(R) Remote, a personal computer application software product, may receive sub-accounting services via such software.

     Custodian. The Bank of New York ("Custodian"), 90 Washington Street, 11th Floor, New York, New York 10286, is custodian of all securities and cash of the Portfolio.

     [The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Portfolio to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.] [AIM is responsible for selecting eligible foreign securities depositories; the Custodian is responsible for monitoring eligible foreign securities depositories.]

     Under its contract with the Company, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


     Auditors. The Portfolio's independent public accountants are responsible for auditing the financial statements of the Portfolio. [Due to an investment in another AIM Fund, which KPMG LLP represented to the AIM Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as independent public accountants for the Company, [month/year]. The Board of Directors has selected Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, Pennsylvania 19103, as the independent public accountants to audit the financial statements of the Portfolio.]

     Counsel to the Company. Legal matters for the Company have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Brokerage Selection" below.

     Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

     During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

Commissions

     During the last three fiscal years ended August 31, the Portfolio did not pay brokerage commissions to brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.

     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

Brokerage Selection

     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

     AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

Directed Brokerage

     During the last fiscal year ended August 31, 2001, the Portfolio did not pay brokerage commissions.

Regular Brokers or Dealers

     During the last fiscal year ended August 31, 2001, the Portfolio did not purchase securities of its regular broker or dealers.

Allocation of Portfolio Transactions

     AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse affect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption of Shares

     Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to A I M Fund Services, Inc. ("AFS") at P. O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AFS.

     Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AFS all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

     A financial intermediary may submit a written request to AFS for correction of transactions involving Portfolio shares. If AFS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

     An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Portfolio, except through the reinvestment of dividends and distributions.

     Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AFS, an investor may change the bank account designated to receive redemption proceeds. AFS may request additional documentation.

     AFS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

     Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

Offering Price

     The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value
------------------------------

     The net asset value per share of each class of the Portfolio is determined as of 5:00 p.m. Eastern time on each Business Day of the Company. For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio;
(d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

     The Portfolio uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

     The Portfolio may use the amortized cost method to determine its net asset value so long as the Portfolio does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Portfolio of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

     The Board of Directors has established procedures designed to stabilize at $1.00, to the extent reasonably possible, the Portfolio's net asset value per share. Such procedures include review of portfolio holdings by the directors at such intervals as they may deem appropriate to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the directors determine that a deviation having such a result exists, they intend to take such corrective action as they deem necessary and appropriate, including selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations, in which case the net asset value could possibly be more or less than $1.00 per share.

Redemption in Kind

     AIM intends to redeem all shares of the Portfolio in cash. It is possible that future conditions may make it undesirable for the Portfolio to pay for redeemed shares in cash. In such cases, the Portfolio may make payment in securities or other property if the Portfolio has made an election under Rule 18f-1 under the 1940 Act. Rule 18f-1 obligates the Portfolio to redeem for cash all shares presented to the Portfolio for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of the Portfolio's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the Portfolio's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

Backup Withholding

     Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

     Each AIM Fund and other payers, must, according to IRS regulations, withhold 30.5% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, The Economic Growth and Tax Relief Reconciliation Act of 2001 further provides for a phased reduction in the backup withholding rate to 28% for years 2006 and thereafter.

     An investor is subject to backup withholding if:

     1.   the investor fails to furnish a correct TIN to the Portfolio, or

     2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN, or

     3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

     4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

     5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

     Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

     Investors should contact the IRS if they have any questions concerning withholding.

     IRS Penalties - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

     Non-resident Aliens - Non-resident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

     It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Portfolio's custodian, are open for business. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. The Portfolio does not expect to realize any long-term capital gains and losses.

     Dividends are paid on settled shares of the Portfolio as of 5:00 p.m. Eastern time. Shareholders whose purchase orders have been received by the Portfolio prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the Portfolio will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

     Tax Matters. The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

     Qualification as a Regulated Investment Company. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

     In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

     Determination of Taxable Income of a Regulated Investment Company. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

     Excise Tax on Regulated Investment Companies. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

     Portfolio Distributions. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

     The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (taxable at a maximum rate of 20% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     Sale or Redemption of Shares. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Portfolio within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

     Backup Withholding. The Portfolio may be required to withhold 30.5% of distributions and/or redemption payments ("backup withholding"); however, this rate is further reduced in phases to 28% for years 2006 and thereafter under The Economic Growth and Tax Relief Reconciliation Act of 2001. For more information refer to "Purchases, Redemption and Pricing of Shares - Backup Withholding."

     Foreign Shareholders. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign Company or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 30.5% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status; however, this rate is further reduced in phases to 28% for years 2006 and thereafter under The Economic Growth and Tax Relief Reconciliation Act of 2001.

     Foreign persons who file a United States tax return after December 31, 1996, for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

     Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

     Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions, expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Company.


                           DISTRIBUTION OF SECURITIES

Distribution Plan

     The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC compensation at the annual rate, shown immediately below, of the Portfolio's average daily net assets.

         Class                                             Annual Rate
         -----                                             -----------
         Cash Management Class                               0.10%
         Personal Investment Class                           0.75%
         Private Investment Class                            0.50%
         Reserve Class                                       1.00%
         Resource Class                                      0.20%
         Sweep Class                                         0.25%

     The Plan compensates FMC for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio. Such activities include, but are not limited to the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

     Amounts payable by the Portfolio under the Plan need not be directly related to the expenses actually incurred by FMC on behalf of the Portfolio. The Plan does not obligate the Portfolio to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC at any given time, the Portfolio will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

     FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Company.

     The Portfolio may pay a service fee of up to 0.25% of the average daily net assets of the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class to selected dealers, banks and financial institutions or their affiliates, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Portfolio. Under the terms of a shareholder service agreement, such personal shareholder services include (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Company may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation.

     Under a Shareholder Service Agreement, the Portfolio agrees to pay periodically fees to selected dealers, banks and other financial institutions or their affiliates who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held.

     Selected dealers and other institutions entitled to receive compensation for selling Portfolio shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Portfolio on an agency basis, may receive payments from the Portfolio pursuant to the Plan. FMC does not act as principal, but rather as agent for the Portfolio, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Portfolio and not of FMC.

     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

     See Appendix F for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended August 31, 2001 pursuant to the Plan for the year or period ended August 31, 2001.

     As required by Rule 12b-1, the Plan and related form of Shareholder Service Agreement was approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Directors"). In approving the Plan in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.

     The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.

     Unless terminated earlier in accordance with their terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Directors, including a majority of the Rule 12b-1 Directors. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Directors or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

     Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the directors, including a majority of the Rule 12b-1 Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Directors is committed to the discretion of the Independent Directors.

Distributor

     The Company has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P. O. Box 4497, Houston, Texas 77210-4497. Certain Directors and officers of the Company are affiliated with FMC. See "Management Information."

     The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Company and the costs of preparing and distributing any other supplemental sales literature.

     The Company (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.


                               BANKING REGULATIONS

     On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally this Act removed the regulatory barriers previously established among banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

     Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. These sweep programs must be invested in a no-load money market mutual fund. If invested in such sweep programs, a bank may charge the depositor fees or expenses other than those described in this Statement of Additional Information or in the Portfolio's Prospectus. The SEC is expected to issue rules interpreting these provisions.

                         CALCULATION OF PERFORMANCE DATA

     Although performance data may be useful to prospective investors when comparing the Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

Yield Quotations
----------------

     Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

     Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

     The standard formula for calculating annualized yield for the Portfolio is as follows:

                  Y =  (V - V ) x         365
                         1   0
                       ------------       ---
                            V              7
                             0

      Where  Y    =  annualized yield.
             V    =  the value of a hypothetical pre-existing account in the
              0      Portfolio having a balance of one share at the beginning
                     of a stated seven-day period.
             V    =  the value of such an account at the end of the stated
              1      period.

      The standard formula for calculating effective annualized yield for the Portfolio is as follows:
                              365/7
                  EY = (Y + 1)      - 1

      Where  EY =  effective annualized yield.
             Y  =  annualized yield, as determined above.

      The yield for each class of the Portfolio is found in Appendix H.

Performance Information
-----------------------

     From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

     The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

     Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

    Advertising Age            Forbes                   Nation's Business
    Barron's                   Fortune                  New York Times
    Best's Review              Hartford Courant         Pension World
    Broker World               Inc.                     Pensions & Investments
    Business Week              Institutional Investor   Personal Investor
    Changing Times             Insurance Forum          Philadelphia Inquirer
    Christian Science Monitor  Insurance Week           USA Today
    Consumer Reports           Investor's Daily         U.S. News & World Report
    Economist                  Journal of the American  Wall Street Journal
    FACS of the Week           Society of CLU & ChFC    Washington Post
    Financial Planning         Kiplinger Letter         CNN
    Financial Product News     Money                    CNBC
    Financial Services Week    Mutual Fund Forecaster   PBS
    Financial World

    The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

    Bank Rate Monitor                      Stanger        [iMoney Net, Inc.]
    Donoghue's                             Weisenberger   [Money Fund Averages]
    Mutual Fund Values (Morningstar)       Lipper, Inc.   [Bloomberg]
                                                          [TeleRate]

    [The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.]

    The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

    10 year Treasury Notes
    30 year Treasury Bonds
    90 day Treasury Bills

    Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. [Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.]

    From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P, Fitch IBCA, Inc. ("Fitch") and Duff & Phelps:


                              Moody's Bond Ratings
                              --------------------

     Moody's describes its ratings for corporate bonds as follows:

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         Moody's Municipal Bond Ratings
                         ------------------------------

     Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

     Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              Moody's Dual Ratings
                              --------------------

     In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                         Moody's Short-Term Loan Ratings
                         -------------------------------

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

     A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

     A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

     Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        Moody's Commercial Paper Ratings
                        --------------------------------

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

Prime-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

     Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P Bond Ratings
                                ----------------

     S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P Municipal Bond Ratings
                           --------------------------

     An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA


     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

     Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P Dual Ratings
                                ----------------

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P Municipal Note Ratings
                           --------------------------

     An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

     Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                          S&P Commercial Paper Ratings
                          ----------------------------

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues with this rating are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                       Fitch Investment Grade Bond Ratings
                       -----------------------------------

     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:  Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FitchAlert: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 Ratings Outlook
                                 ---------------

     An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.


                      Fitch Speculative Grade Bond Ratings
                      ------------------------------------

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            Fitch Short-Term Ratings
                            ------------------------

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default.Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                  APPENDIX B

                            DIRECTORS AND OFFICERS

     Unless otherwise indicated, the address of each Director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.



=========================================== =================== ======================================================
                                               Position(s)
Name, Address and Age                           Held with       Principal Occupation(s) During at Least
                                               Registrant       the Past 5 Years
=========================================== =================== ======================================================
*ROBERT H. GRAHAM (54)                      Director,           Chairman, President and Chief Executive Officer,
                                            Chairman and        A I M Management Group Inc.; Chairman and President,
                                            President           A I M Advisors, Inc.; Director and Senior Vice
                                                                President, A I M Capital Management, Inc.; Chairman,
                                                                A I M Distributors, Inc., A I M Fund Services, Inc.
                                                                and Fund Management Company; and Director and Vice
                                                                Chairman, AMVESCAP PLC (parent of AIM and a global
                                                                investment management firm).
------------------------------------------- ------------------- ------------------------------------------------------

FRANK S. BAYLEY (62)                        Director            Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                          Chairman, C.D. Stimson Company (private investment
Suite 2400                                                      company); and Director, The Badgley Funds.
San Francisco, CA 94111
------------------------------------------- ------------------- ------------------------------------------------------

BRUCE L. CROCKETT (57)                      Director            Director, ACE Limited (insurance company).
906 Frome Lane                                                  Formerly, Director, President and Chief Executive
McLean, VA   22102                                              Officer, COMSAT Corporation; and Chairman, Board of
                                                                Governors of INTELSAT (international communications
                                                                company).
------------------------------------------- ------------------- ------------------------------------------------------

OWEN DALY II (77)                           Director            Formerly, Director, Cortland Company, Inc.
Six Blythewood Road                                             (investment company), CF & I Steel Corp., Monumental
Baltimore, MD   21210                                           Life Insurance Company and Monumental General
                                                                Insurance Company; and Chairman of the Board of
                                                                Equitable Bancorporation.
=========================================== =================== ======================================================

---------------
* Mr. Graham is an "interested person" of the Company and AIM as that term is defined in the 1940 Act.

=========================================== =================== ======================================================
                                               Position(s)
Name, Address and Age                           Held with       Principal Occupation(s) During at Least
                                                Registrant      the Past 5 Years
=========================================== =================== ======================================================
ALBERT R. DOWDEN (59)                       Director            Chairman of the Board of Directors, Cortland
1815 Central Park Drive                                         Company, Inc. (investment company) and DHJ Media,
P.O. Box 774000 - PMB #222                                      Inc.; and Director, Magellan Insurance Company.
Steamboat Springs, CO 80477                                     Formerly, Director, President and Chief Executive
                                                                Officer, Volvo Group North America, Inc.; Senior Vice
                                                                President, AB Volvo; and Director, The Hertz
                                                                Corporation, Genmar Corporation (boat manufacturer),
                                                                National Media Corporation and Annuity and Life
                                                                Re (Holdings), Ltd.
------------------------------------------- ------------------- ------------------------------------------------------

EDWARD K. DUNN, JR. (66)                    Director            Formerly, Chairman of the Board of Directors,
Hopkins Plaza                                                   Mercantile Mortgage Corp.; Vice Chairman of the
8th Floor, Suite 805                                            Board of Directors, President and Chief Operating
Baltimore, MD   21201                                           Officer, Mercantile-Safe Deposit & Company Co.; and
                                                                President, Mercantile Bankshares Corp.
------------------------------------------- ------------------- ------------------------------------------------------

JACK M. FIELDS (49)                         Director            Chief Executive Officer, Twenty First Century Group,
434 New Jersey Avenue, SE                                       Inc. (governmental affairs company).  Formerly,
Washington, DC 20003                                            Member of the U.S. House of Representatives.
------------------------------------------- ------------------- ------------------------------------------------------

**CARL FRISCHLING (64)                      Director            Partner, Kramer Levin Naftalis & Frankel LLP (law
919 Third Avenue                                                firm); and Director, Cortland Trust, Inc.
New York, NY   10022                                            (investment company).
------------------------------------------- ------------------- ------------------------------------------------------

PREMA MATHAI-DAVIS (50)                     Director            Member, Visiting Committee, Harvard University
370 East 76th Street                                            Graduate School of Education, New School
New York, NY   10021                                            University.  Formerly, Chief Executive Officer, YWCA
                                                                of the USA; Commissioner, New York City Department
                                                                of the Aging; and Commissioner, New York City
                                                                Metropolitan Transportation Authority.
------------------------------------------- ------------------- ------------------------------------------------------

LEWIS F. PENNOCK (58)                       Director            Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX   77057
=========================================== =================== ======================================================

---------------
** Mr. Frischling may be an "interested person" of the Company as that term is defined in the 1940 Act. The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

=========================================== =================== ======================================================
                                               Position(s)
Name, Address and Age                           Held with       Principal Occupation(s) During at Least
                                               Registrant       the Past 5 Years
=========================================== =================== ======================================================
RUTH H. QUIGLEY (66)                        Director            Private investor; and President, Quigley Friedlander
1055 California Street                                          & Co., Inc. (financial advisory services firm) from
San Francisco, CA 94108                                         1984 to 1986.
------------------------------------------- ------------------- ------------------------------------------------------

LOUIS S. SKLAR (62)                         Director            Executive Vice President, Development and
The Williams Tower                                              Operations, Hines Interests Limited Partnership
50th Floor                                                      (real estate development).
2800 Post Oak Blvd.
Houston, TX   77056
------------------------------------------- ------------------- ------------------------------------------------------

GARY T. CRUM (54)                           Senior Vice         Director and President, A I M Capital Management,
                                            President           Inc.; Director and Executive Vice President, A I M
                                                                Management Group Inc.; Director and Senior Vice
                                                                President, A I M Advisors, Inc.; and Director,
                                                                A I M Distributors, Inc. and AMVESCAP PLC (parent of
                                                                AIM and a global investment management firm).
------------------------------------------- ------------------- ------------------------------------------------------

CAROL F. RELIHAN (46)                       Senior Vice         Director, Senior Vice President, General Counsel and
                                            President and       Secretary, A I M Advisors, Inc. and A I M Management
                                            Secretary           Group Inc.; Director, Vice President and General
                                                                Counsel, Fund Management Company; and Vice President
                                                                and General Counsel, A I M Fund Services, Inc.; and
                                                                Vice President, A I M Capital Management, Inc. and
                                                                A I M Distributors, Inc.
------------------------------------------- ------------------- ------------------------------------------------------

DANA R. SUTTON (42)                         Vice President      Vice President and Fund Treasurer, A I M Advisors,
                                            and Treasurer       Inc.

------------------------------------------- ------------------- ------------------------------------------------------

MELVILLE B. COX (58)                        Vice President      Vice President and Chief Compliance Officer, A I M
                                                                Advisors, Inc. and A I M Capital Management, Inc.;
                                                                and Vice President, A I M Fund Services, Inc.
------------------------------------------- ------------------- ------------------------------------------------------

KAREN DUNN KELLEY (41)                      Vice President      Senior Vice President, A I M Capital Management,
                                                                Inc.; Director, Fund Management Company; and Vice
                                                                President, A I M Advisors, Inc.
=========================================== =================== ======================================================

                                  APPENDIX C

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To the best knowledge of the Company, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Company's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Company has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of October 26, 2001.


Cash Assets Portfolio***

-------------------------- ============== ============= ============ ============= ============ ============ ============
                               Cash       Institutional  Personal      Private       Reserve     Resource    Sweep Class
                            Management       Class      Investment    Investment      Class        Class
                               Class                       Class        Class
-------------------------- ============== ============= ============ ============= ============ ============ ============
Name and Address of         Percentage     Percentage   Percentage    Percentage   Percentage   Percentage   Percentage
Principal Holder             Owned of       Owned of     Owned of      Owned of     Owned of     Owned of     Owned of
                              Record         Record       Record        Record       Record       Record       Record
========================== ============== ============= ============ ============= ============ ============ ============
                                N/A           N/A           N/A          N/A           N/A          N/A          N/A
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------

*    Owned of record and beneficially (such as A I M Advisors, Inc.).
** Presumed to be a control person because of beneficial ownership of 25% or more of the portfolio.
***  Cash Assets Portfolio had not commenced operations as of December __ ,
     2001.

Liquid Assets Portfolio

-------------------------- ============== ============= ============ ============= ============ ============ ============
                                Cash       Institutional   Personal      Private      Reserve     Resource    Sweep Class
                             Management       Class       Investment   Investment      Class        Class
                                Class                       Class         Class
-------------------------- ============== ============= ============ ============= ============ ============ ============
Name and Address of          Percentage     Percentage    Percentage   Percentage   Percentage   Percentage   Percentage
Principal Holder              Owned of       Owned of      Owned of     Owned of     Owned of     Owned of     Owned of
                               Record         Record        Record       Record       Record       Record       Record
========================== ============== ============= ============ ============= ============ ============ ============
CIBC World Markets
ATTN:  Lester Elson
200 Liberty Street             19.47%           --            --           --           --         17.66%         --
World Financial Center
New York, NY  10281
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
Bank of New York
ATTN:  Paul Madden
Stif/Master Note               15.04%           --            --         51.75%         --           --           --
One Wall Street
5th Floor
New York, NY  10286
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
Weller, Anderson,
Cheneviere & Co. Ltd.
811 Rusk                       11.98%           --            --           --           --           --           --
Suite 715
Houston, TX  77002
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------

--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
                                Cash       Institutional   Personal      Private      Reserve     Resource    Sweep Class
                             Management       Class       Investment   Investment      Class        Class
                                Class                       Class         Class
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
Name and Address of          Percentage     Percentage    Percentage   Percentage   Percentage   Percentage   Percentage
Principal Holder              Owned of       Owned of      Owned of     Owned of     Owned of     Owned of     Owned of
                               Record         Record        Record       Record       Record       Record       Record
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
Mellon Global Cash
Management Accounts
Three Mellon Bank Center,       9.47%           --            --           --           --           --           --
Room 2501
Pittsburgh, PA  15259-0001
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
First Union Securities
ATTN:  Devin Elmore
10700 Wheat First Drive         6.74%           --            --           --           --           --           --
Glen Allen, VA  23060
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
Morgan Stanley Dean
  Witter
ATTN:  Bill Cairney             5.02%         11.62%        23.58%       14.60%         --         15.53%         --
1 Pierrepont Plaza
7th Floor
Brooklyn, NY  11201
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
Chase Manhattan Bank
  As Agent
ATTN:  Jeffery Paul              --           6.74%           --           --           --           --           --
4 New York Plaza
New York, NY  10004
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
PaineWebber SSB
State Street Custodial
  Accounts
Mutual Fund Operations           --           6.27%           --           --           --           --           --
1000 Harbor Blvd.
6th Floor
Weehawken, NJ  07087-6790
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
AIM Fund of Funds
  Account #1
ATTN:  Stacey Frakes
Money Market Portfolio           --           5.97%           --           --           --           --           --
  Administration
11 Greenway Plaza
Suite 100
Houston, TX  77046
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
McDonald & Company
800 Superior Avenue
Suite 2100                       --             --          28.13%         --          5.41%         --           --
Cleveland, OH  44114-2603
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
Bank of Springfield AAA
  Sweep Investment
ATTN:  Brenda Stroh 3400          -             --          12.72%         --           --           --           --
West Wabash
Springfield, IL  62707
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
Texas Capital Bank, N.A.
ATTN:  Kitty Ramzy
2100 McKinney Avenue             --             --          10.94%         --           --           --           --
Suite 900
Dallas, TX  75201
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
Woodforest Sweep
  Account
3101 West Davis                  --             --          8.36%          --           --           --           --
Conroe, TX  77304
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------

--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
                                Cash       Institutional   Personal      Private      Reserve     Resource       Sweep
                             Management       Class       Investment   Investment      Class        Class        Class
                                Class                       Class         Class
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
Name and Address of          Percentage     Percentage    Percentage   Percentage   Percentage   Percentage   Percentage
Principal Holder              Owned of       Owned of      Owned of     Owned of     Owned of     Owned of     Owned of
                               Record         Record        Record       Record       Record       Record       Record
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
Huntington Investment
  112
ATTN:  Stan Crisci               --             --          7.81%          --           --           --           --
135 North Pennsylvania
Suite 800
Indianapolis, IN  46204
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
First National Banker's
  Bank
ATTN:  Sheila Esteve             --             --            --           --         58.29%         --           --
P.O. Drawer 80579
Baton Rouge, LA  70898
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
Four Oaks Bank & Trust
  Company
P.O. Box 309                     --             --            --           --         18.13%         --           --
Four Oaks, NC  27524
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
Community Bank, DeSoto
  County
ATTN:  Gladys Ricks              --             --            --           --         11.50%         --           --
6910 Airways Blvd.
P.O. Box 129
Southaven, MS  38671
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
Sigma Financial Services
  Corporation
4261 Park Road                   --             --            --           --          5.47%         --           --
Ann Arbor, MI  48103
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
Hambrecht & Quist LLC
ATTN:  Greg Stilson
One Bush Street                  --             --            --           --           --         24.08%         --
10th Floor
San Francisco, CA  94104
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
Lehman Brothers/H&Q
C/O Matt Dermer
One World Financial              --             --            --           --           --          7.62%         --
  Center, 28th Floor
New York, NY  10281
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------
CENCO
ATTN:  AMG 7th Floor
P.O. Box 10566                   --             --            --           --           --          7.05%         --
Birmingham, AL  35296
--------------------------- -------------- ------------- ------------- ------------ ------------ ------------ ------------

*    Owned of record and beneficially (such as A I M Advisors, Inc.).
** Presumed to be a control person because of beneficial ownership of 25% or more of the portfolio.

Prime Portfolio

-------------------------- ============== ============= ============ ============= ============ ============ ============
                               Cash       Institutional  Personal      Private       Reserve     Resource       Sweep
                            Management       Class      Investment    Investment      Class        Class        Class
                               Class                       Class        Class
-------------------------- ============== ============= ============ ============= ============ ============ ============
Name and Address of         Percentage     Percentage   Percentage    Percentage   Percentage   Percentage   Percentage
Principal Holder             Owned of       Owned of     Owned of      Owned of     Owned of     Owned of     Owned of
                              Record         Record       Record        Record       Record       Record       Record
========================== ============== ============= ============ ============= ============ ============ ============
Bank of New York
ATTN:  Paul Madden
Stif/Master Note              27.29%           --           --          18.43%         --           --           --
One Wall Street
5th Floor
New York, NY  10286
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------

-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
                               Cash       Institutional  Personal      Private       Reserve     Resource    Sweep Class
                            Management       Class      Investment    Investment      Class        Class
                               Class                       Class        Class
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
Name and Address of         Percentage     Percentage   Percentage    Percentage   Percentage   Percentage   Percentage
Principal Holder             Owned of       Owned of     Owned of      Owned of     Owned of     Owned of     Owned of
                              Record         Record       Record        Record       Record       Record       Record
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
First Union Securities
ATTN:  Devin Elmore
10700 Wheat First Drive       24.63%           --           --            --            -            -            -
Glen Allen, VA  23060
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
Goldman Sachs Global
  Cash Services
ATTN:  Rene Godin             10.49%           --           --            --           --           --           --
4900 Sears Tower
Chicago, IL  60606
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
IGT
P.O. Box 10120                 7.62%           --           --            --           --           --           --
Reno, NV  89502
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
Fund Services Advisors,
  Inc.
ATTN:  Fund Manager            5.22%           --           --            --           --           --           --
1875 Century Park East
Suite 1345
Los Angeles, Ca  90067
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
AIM Fund of Funds
  Account #1
ATTN:  Stacey Frakes
Money Market Portfolio          --           20.14%         --            --           --           --            -
  Administration
11 Greenway Plaza
Suite 100
Houston, TX  77046
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
PaineWebber SSB
State Street Custodial
  Accounts
Mutual Fund Operations          --           11.73%         --            --           --           --            -
1000 Harbor Blvd.
6th Floor
Weehawken, NJ  07087-6790
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
AIM Funds-Sec Lending
  (MSDW)
ATTN:  Michelle                 --           9.69%          --            --           --           --           --
   Gonzalez
11 Greenway Plaza
Suite 100
Houston, TX  77043
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
Cullen/Frost Discount
  Brokers
ATTN:  Karen Banks              --             --         80.09%        10.64%         --           --           --
P.O. Box 2358
San Antonio, TX  78299
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
Huntington Capital Corp
41 S. High Street               --             --           --          18.06%         --           --           --
Ninth Floor
Columbus, OH  43287
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
Bank of Oklahoma, N.A.
 Institutional
Investments                     --             --           --          10.94%         --           --           --
ATTN:  Carrie Jacobson
P.O. Box 2300
Tulsa, OK  74192
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
Frost National Bank Tx
Muir & Co
C/O Frost                       --             --           --          10.65%         --           --           --
P.O. Box 2479
San Antonio, TX
78298-2479
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------

-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
                               Cash       Institutional  Personal      Private       Reserve     Resource       Sweep
                            Management       Class      Investment    Investment      Class        Class        Class
                               Class                       Class        Class
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
Name and Address of         Percentage     Percentage   Percentage    Percentage   Percentage   Percentage   Percentage
Principal Holder             Owned of       Owned of     Owned of      Owned of     Owned of     Owned of     Owned of
                              Record         Record       Record        Record       Record       Record       Record
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
Cullen/Frost Discount
  Brokers
ATTN:  Karen Banks              --             --           --          10.64%         --           --           --
P.O. Box 2358
San Antonio, TX  78299
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
Haws & Company
ATTN:  Saundra L. Foe           --             --           --           7.11%         --           --           --
P.O. Box 5847
Denver, CO  80217
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
Bank of New York
ATTN:  Sheryl Covelli
440 Mamoroneck                  --             --           --            --         92.41%         --           --
5th Floor
Harrison, NY  10528
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
First Union Securities,
  Inc.
ATTN:  Money Funds              --             --           --            --            -         29.83%         --
Capital Markets
8739 Research Drive
Charlotte, NC  28262-0675
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
Harris Methodist (Texas
 Health Resources)
ATTN:  Sandy Reeves             --             --           --            --            -         23.83%         --
611 Ryan Plaza Drive
6th Floor, Suite 630
Arlington, TX  76011
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
Sovereign Bank
C/O Chase Enterprises           --             --           --            --           --          9.21%         --
280 Trumbull Street
Hartford, CT  06103
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
Hambrecht & Quist LLC
ATTN:  Greg Stilson
One Bush Street                 --             --           --            --           --          8.59%         --
10th Floor
San Francisco, CA  94104
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
Mellon Bank Na
ATTN:  Pam Palmer
P.O. Box 710                    --             --           --            --           --          7.53%         --
Pittsburgh,            PA
15230-0710
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------
CIBC World Markets
ATTN:  Lester Elson
200 Liberty Street              --             --           --            --           --          5.10%         --
World Financial Center
New York, NY  10281
-------------------------- -------------- ------------- ------------ ------------- ------------ ------------ ------------

*    Owned of record and beneficially (such as A I M Advisors, Inc.).
** Presumed to be a control person because of beneficial ownership of 25% or more of the portfolio.

Management Ownership

As of October 26, 2001, the directors and officers as a group owned less than 1% of the outstanding shares of each class of any Portfolio.

                                   APPENDIX D

                                 MANAGEMENT FEES

     For the last three fiscal years ended August 31, the management fees payable by the Portfolio, the amounts waived by AIM and the net fee paid by the Portfolio were as follows:

--------------------- ------------------------------------------------ ---------------------------------------------- --------------

     Fund Name          Management Fee Payable                   Management Fee Waivers              Net Management Fee Paid
                        ----------------------                   ----------------------              -----------------------
------------- ----------- -------------- -------------- --------- ------------- ----------- ----------- -------------- -------------

                   2001       2000            1999        2001         2000         1999        2001        2000            1999
                   ----       ----            ----        ----         ----         ----        ----        ----            ----
------------- ----------- -------------- -------------- --------- ------------- ----------- ----------- -------------- -------------

Liquid Assets $           $  27,218,774  $   9,813,465   $          $17,238,557  $6,215,196 $           $   9,980,217  $ 3,598,269
Portfolio
------------- ----------- -------------- -------------- --------- ------------- ----------- ----------- -------------- -------------


                                   APPENDIX E

                          ADMINISTRATIVE SERVICES FEES

     The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended August 31:

------------------------- --------------- ---------------- ---------------------
         Fund Name               2001              2000              1999
                                 ----              ----              ----
------------------------- --------------- ---------------- ---------------------
Liquid Assets Portfolio         $            $ 692,246          $ 155,139
------------------------- --------------- ---------------- ---------------------

                                   APPENDIX F

      AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN

     List of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the year or period ended August 31, 2001.


Class                                                Amount
-----                                                ------
Cash Management Class                             $
Personal Investment Class                         $
Private Investment Class                          $
Reserve Class                                     $
Resource Class                                    $
Sweep Class                                       $

                                   APPENDIX G

                                PERFORMANCE DATA


The current yields for the Portfolio, with respect to each class, for the 30-day period ended August 31, 2001, are as follows:

                                                            30-day Period ended
                                                            -------------------
                                                              August 31, 2001
                                                              ---------------

         Current Yield
         -------------

Cash Management Class..............................                 %
Institutional Class................................                 %
Personal Investment Class..........................                 %
Private Investment Class...........................                 %
Reserve Class......................................                 %
Resources Class....................................                 %
Sweep Class........................................                 %

         The annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended August 31, 2001, are as follows:

                                                          Seven-day Period ended
                                                          ----------------------
                                                              August 31, 2001
                                                              ---------------

         Annualized Yield
         ----------------

Cash Management Class..............................                 %
Institutional Class................................                 %
Personal Investment Class..........................                 %
Private Investment Class...........................                 %
Reserve Class......................................                 %
Resources Class....................................                 %
Sweep Class........................................                 %

                                                          Seven-day Period ended
                                                          ----------------------
                                                              August 31, 2001
                                                              ---------------

         Effective Yield
         ---------------

Cash Management Class..............................                 %
Institutional Class................................                 %
Personal Investment Class..........................                 %
Private Investment Class...........................                 %
Reserve Class......................................                 %
Resources Class....................................                 %
Sweep Class........................................                 %

                              FINANCIAL STATEMENTS

                                      FS

                                    PART C

                               OTHER INFORMATION

Item 23               Exhibits

    a(1)         -    (a)   Articles of Incorporation of Registrant, as filed
                      with the State of Maryland on May 3, 1993.  (1)

                 -    (b)   Certificate of Correction of Registrant, as filed
                      with the State of Maryland on June 10, 1993.  (1)

                 -    (c)   Articles of Amendment of Registrant, as filed with
                      the State of Maryland on October 15, 1993.  (1)

                 -    (d)   Articles Supplementary of Registrant, as filed
                      with the State of Maryland on October 10, 1995.  (1)

                 -    (e)   Articles Supplementary of Registrant, as filed
                      with the State of Maryland on November 6, 1995.  (1)

                 -    (f)   Articles of Amendment of Registrant, as filed with
                      the State of Maryland on November 6, 1995.  (1)

                 -    (g)   Certificate of Correction of Registrant, as filed
                      with the State of Maryland on November 8, 1995.  (1)

                 -    (h)   Certificate of Correction of Registrant, as filed
                       with the State of Maryland on August 5, 1996.  (2)

                 -    (i)   Certificate of Correction of Registrant, as filed
                      with the State of Maryland on August 5, 1996.  (2)

                 -    (j)   Articles Supplementary of Registrant, as filed
                      with the State of Maryland on August 7, 1996.  (2)

                 -    (k)   Articles Supplementary of Registrant, as filed
                      with the State of Maryland on June 12, 1997.  (3)

                 -    (l)   Articles of Amendment of Registrant, as filed
                      with the State of Maryland on October 1, 1998.  (4)

                 -    (m)   Articles Supplementary of Registrant, as filed
                      with the State of Maryland on November 5, 1998.  (4)

                 -    (n)   Articles Supplementary of Registrant, as filed
                      with the State of Maryland on June 9, 1999.  (5)

                 -    (o)   Articles Supplementary of Registrant, as filed
                      with the State of Maryland on December 3, 1999.  (6)

                 -    (p)   Articles Supplementary of Registrant, as filed
                      with the State of Maryland on December 9, 1999.  (6)

                 -    (q)   Articles Supplementary of Registrant, as filed
                      with the State of Maryland on December 29, 1999.  (6)

                 -    (r)   Articles Supplementary of Registrant, as filed
                      with the State of Maryland on March 15, 2000.  (8)

                 -    (s)   Articles Supplementary of Registrant, as filed
                      with the State of Maryland on April 6, 2000.  (8)

                 -    (t)   Articles Supplementary of Registrant, as filed
                      with the State of Maryland on August 21, 2000.  (8)

                 -    (u)   Articles Supplementary of Registrant, as filed
                      with the State of Maryland on October 5, 2000.  (8)

                 -    (v)   Certificate of Correction of Registrant, as filed
                      with the State of Maryland on October 11, 2000.  (8)

                 -    (w)   Articles Supplementary of Registrant, as filed
                      with the State of Maryland on December 19, 2000.  (8)

                 -    (x)   Articles Supplementary of Registrant, as filed
                      with the State of Maryland on February 16, 2001. (10)

                 -    (y)   Articles Supplementary of Registrant, as filed
                      with the State of Maryland on June 29, 2001. (10)

                 -    (z)   Articles Supplementary of Registrant, as filed
                      with the State of Maryland on October 1, 2001. (10)

    b(1)         -    (a)   Amended and Restated By-Laws of Registrant, dated
                      December 11, 1996.  (3)

                 -    (b)   First Amendment, dated June 9, 1999, to Amended
                      and Restated By-Laws of Registrant.  (5)

    c            -    Instruments Defining Rights of Security Holders -- None.

    d(1)         -    (a)   Master Investment Advisory Agreement dated June 1,
                      2000, between Registrant and A I M Advisors, Inc.  (8)

                      (b) Form of Amendment No. 1 to Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. (10)

    e(1)         -    (a)   First Amended and Restated Master Distribution
                      Agreement, dated July 1, 2000, between Registrant and
                      Fund Management Company.  (8)

                 -    (b)   Amendment No. 1, dated March 2, 2001, to First
                      Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant and Fund Management Company. (10)

                 -    (c)   Form of Amendment No. 2 to First Amended and
                      Restated Master Distribution Agreement, dated July 1, 2000, between Registrant and Fund Management Company. (10)

    f(1)         -    Retirement Plan for Eligible Directors/Trustees effective
                      as of March 8, 1994, as Restated September 18, 1995 and as
                      Restated March 7, 2000. (8)

     (2)         -    Form of Director Deferred Compensation Agreement
                      effective as Amended March 7, 2000.  (8)
    g(1)         -    (a)   Second Amended and Restated Custody Agreement,
                      dated June 16, 1987, between Registrant and The Bank of
                      New York. (2)

                 -    (b)   Amendment No. 1, dated May 17, 1993, to Second
                      Amended and Restated Custody Agreement, dated June 16, 1987, between Registrant and The Bank of New York. (2)

                 -    (c)   Assignment and Acceptance of Assignment, dated
                      October 15, 1993, to Second Amended and Restated Custody Agreement, dated June 16, 1987, between Registrant and The Bank of New York. (2)

                 -    (d)   Amendment No. 2, dated October 19, 1993, to Second
                      Amended and Restated Custody Agreement, dated June 16, 1987, between Registrant and The Bank of New York. (2)

                 - (e) Letter Agreement, dated July 30, 1996, to Second Amended and Restated Custody Agreement, dated June 16, 1987, between Registrant and The Bank of New York. (2)

                 -    (f)   Form of Amendment No. 3 to Second Amended and
                      Restated Custody Agreement, dated June 16, 1987, between Registrant and The Bank of New York. (10)

                 -    (g)   Form of Amendment No. 4 to Second Amended and
                      Restated Custody Agreement, dated June 16, 1987, between Registrant and The Bank of New York. (10)

    h(1)         -    (a)   Transfer Agency and Service Agreement, dated
                      December 29, 1997, between A I M Fund Services, Inc.
                      and Registrant.  (4)

                 -    (b)   Amendment No. 1, dated January 1, 1999, to
                      Transfer Agency and Service, between A I M Fund Services, Inc. and Registrant. (5)

                 -    (c)   Amendment No. 2, dated July 1, 1999, to Transfer
                      Agency and Service Agreement, between A I M Fund Services, Inc. and Registrant. (5)

                 -    (d)   Form of Amendment No. 3 to Transfer Agency and
                      Service Agreement by and between Registrant, A I M Advisors, Inc. and A I M Fund Services, Inc. (10)

     (2)         -    (a)   Master Administrative Services Agreement, dated
                      June 1, 2000, between Registrant and A I M Advisors. (4)

                 -    (b)   Form of Administrative Services Agreement between
                      Registrant, on behalf of its Cash Assets Portfolio, and A I M Advisors, Inc. (10)

     (3)         -    (a)   Memorandum of Agreement dated December 17, 1999,
                      between Registrant and Fund Management Company. (6)

                      (b) Memorandum of Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. (9)

     (4)         -    Interfund Loan Agreement, dated September 18, 2001, by and among the AIM Funds and A I M Advisors, Inc. (10)

    i            -    Consent of Ballard Spahr Andrews & Ingersoll, LLP.  (11)

    j            -    Consent of Tait, Weller & Baker.  (11)
    k            -    Financial Statements - None.

    l            -    Agreements Concerning Initial Capitalization - None.

    m(1)         -    (a)   Amended and Restated Master Distribution Plan
                      Pursuant to Rule 12b-1, amended and restated as of June 30, 1997, for Registrant. (3)

                 -    (b)   Amendment No. 1, dated December 18, 1998, to
                      Amended and Restated Master Distribution Plan pursuant to Rule 12b-1 for Registrant. (5)

                 -    (c)   Amendment No. 2, dated March 2, 2001, to Amended
                      and Restated Master Distribution Plan pursuant to
                      Rule 12b-1 for Registrant. (10)

     (2)         -    Form of Shareholder Service Agreement to be used in
                      connection with Registrant's Amended and Restated Master
                      Distribution Plan, as amended. (4)

     (3)         -    Form of Shareholder Service Agreement to be used in
                      connection with Registrant's Amended and Restated Master
                      Distribution Plan, as amended. (9)

    n(1)         -    (a)   Third Amended and Restated Multiple Class
                      (Rule 18f-3) Plan.  (5)

    o            -    Reserved

    p(1)         -    The A I M Management Group Inc. Code of Ethics adopted
                      May 1, 1981 as last amended February 24, 2000 relating to
                      A I M Management Group Inc. and A I M Advisors, Inc. (7)

     (2)         -    Short-Term Investments Co. Code of Ethics effective as
                      of September 23, 2000. (2)

-------------------
 (1) Incorporated herein by reference to Post-Effective Amendment No. 4, filed electronically on November 8, 1995.
 (2) Incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on December 23, 1996.
 (3) Incorporated herein by reference to Post-Effective Amendment No. 8, filed electronically on December 17, 1997.
 (4) Incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on November 25, 1998.
 (5) Incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on November 8, 1999.
 (6) Incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on March 21, 2000.
 (7) Incorporated herein by reference to Post-Effective Amendment No. 12, filed electronically on May 23, 2000.
 (8) Incorporated herein by reference to Post-Effective Amendment No. 13, filed electronically on December 19, 2000.
 (9) Incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on February 16, 2001 .

(10) Incorporated herein by reference to Post-Effective Amendment No. 16, filed electronically on October 1, 2001 .
(11)    Filed herewith electronically.



Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

          None.

Item 25.  Indemnification
          ---------------

     Under the terms of the Maryland General Corporation Law and the Registrant's Charter and By-Laws, the Registrant may indemnify any person who was or is a director, officer, employee or agent of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Charter and By-Laws, which are incorporated herein as part of this Registration Statement. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange

     Commission such indemnification is against public policy and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund & Investment Advisory Professional Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

Item 26.  Business and Other Connections of Investment Advisor
          ----------------------------------------------------

     The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the discussion under the captions "Fund Management--The Advisor" of the Prospectus which comprises Part A of this Registration Statement, and to the discussion under the caption "General Information about the Company--Investment Advisor" of the Statement of Additional Information which comprises Part B of this Registration Statement, and to
     Item 29(b) of this Part C of the Registration Statement.

Item 27.  Principal Underwriters
          ----------------------

     (a) Fund Management Company, the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

          Short-Term Investments Trust
          Tax-Free Investments Co.

     (b)


Name and Principal               Position and Offices              Position and Offices
Business Address*                with Principal Underwriter        with Registrant
------------------------------   -------------------------------   -------------------------------
Robert H. Graham                 Chairman and Director             Chairman, Director and
                                                                   President

Karen Dunn Kelley                President and Director            Vice President


William Hoppe                    Senior Vice President             None


Michael E. Rome                  Senior Vice President             None

James R. Anderson                Vice President and Chief          None
                                 Compliance Officer

Dawn M. Hawley                   Vice President and Chief          None
                                 Financial Officer

                                 Vice President and Assistant      Assistant Secretary
John H. Lively                   Secretary

Mary M. Maloney                  Vice President                    None


Carol F. Relihan                 Vice President,                   Senior Vice President &
                                 General Counsel and Director      Secretary


Kathleen J. Pflueger             Secretary                         Assistant Secretary


Anna Hernaez                     Assistant Vice President          None

David E. Hessel                  Assistant Vice President,         None
                                 Assistant Treasurer

Rebecca Starling-Klatt           Assistant Vice President          None

Nancy L. Martin                  Assistant Secretary               Assistant Secretary

Ofelia M. Mayo                   Assistant Secretary               Assistant Secretary

P. Michelle Grace                Assistant Secretary               Assistant Secretary

     (c)      Not Applicable

Item 28.      Location of Accounts and Records
              --------------------------------

     A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, and Transfer Agent, A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

-----------------------
*  11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Item 29.  Management Services
          -------------------

          Not applicable.

Item 30.  Undertakings
          ------------

          Not Applicable

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 30th day of October, 2001.

                                     Registrant:  SHORT-TERM INVESTMENTS CO.

                                     By: /s/ Robert H. Graham, President
                                         _______________________________________
                                         Robert H. Graham, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

             SIGNATURES                          TITLE                         DATE
             ----------                          -----                         ----
         /s/ Robert H. Graham
   ________________________________  Chairman, Director & President
           (Robert H. Graham)         (Principal Executive Officer)      October 30, 2001

           /s/ Frank S. Bayley
   ________________________________             Director                 October 30, 2001
            (Frank S. Bayley)

         /s/ Bruce L. Crockett
   ________________________________             Director                 October 30, 2001
           (Bruce L. Crockett)

           /s/ Owen Daly II
   ________________________________             Director                 October 30, 2001
             (Owen Daly II)

          /s/ Albert B. Dowden
   ________________________________             Director                 October 30, 2001
           (Albert R. Dowden)

        /s/ Edward K. Dunn, Jr.
   ________________________________             Director                 October 30, 2001
         (Edward K. Dunn, Jr.)

           /s/ Jack M. Fields
   ________________________________             Director                 October 30, 2001
            (Jack M. Fields)

          /s/ Carl Frischling
   ________________________________             Director                 October 30, 2001
            (Carl Frischling)

         /s/ Prema Mathai-Davis
   ________________________________             Director                 October 30, 2001
          (Prema Mathai-Davis)

         /s/ Lewis F. Pennock
   ________________________________             Director                 October 30, 2001
           (Lewis F. Pennock)

         /s/ Ruth H. Quigley
   ________________________________             Director                 October 30, 2001
           (Ruth H. Quigley)

         /s/ Louis S. Sklar
   ________________________________             Director                 October 30, 2001
           (Louis S. Sklar)

          /s/ Dana R. Sutton              Vice President & Treasurer
   ________________________________        (Principal Financial and
           (Dana R. Sutton)                   Accounting Officer)        October 30, 2001

                               INDEX TO EXHIBITS


Exhibit
Number    Description
------    -----------


i    Consent of Ballard Spahr Andrews & Ingersoll, LLP

j    Consent of Tait, Weller & Baker